UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8004
                                                     -----------
                                 ABN AMRO FUNDS
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2139
                                                           ---------------

                    Date of fiscal year end: OCTOBER 31, 2003
                                             ----------------

                    Date of reporting period: APRIL 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2003


[GRAPHIC OMITTED]
ABN-AMRO LOGO ART
ABN AMRO FUNDS

SEMI-ANNUAL REPORT 2003

0 ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC. MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC O VEREDUS ASSET MANAGEMENT LLC

ABN AMRO Funds

                                                      CLASS N, I, C & R SHARES
                                                      Domestic Equity/Large Cap
                                                      Domestic Equity/Mid Cap
                                                      Domestic Equity/Small Cap
                                                      Sector
                                                      Balanced
                                                      International Equity
                                                      Fixed Income
                                                      Money Market

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................       1
Schedules of Investments..........................       2
Statement of Assets and Liabilities...............      42
Statement of Operations...........................      46
Statement of Changes in Net Assets................      50
Financial Highlights..............................      58
Notes to Financial Statements.....................      84

EQUITY FUNDS
  Growth Fund
  Montag  & Caldwell Growth Fund
  TAMRO Large Cap Value Fund
  Value Fund
  Veredus Select Growth Fund
  Mid Cap Fund
  TAMRO Small Cap Fund
  Veredus Aggressive Growth Fund
  Real Estate Fund
  Veredus SciTech Fund

INDEX AND ENHANCED INDEX FUNDS
  Equity Plus Fund
  Select Small Cap Fund

BALANCED FUNDS
  Balanced Fund
  Montag & Caldwell Balanced Fund

INTERNATIONAL FUNDS
  International Equity Fund
  Global Emerging Markets Fund*

BOND FUNDS
  Bond Fund
  Investment Grade Bond Fund
  Municipal Bond Fund

MONEY MARKET FUND
  Investor Money Market Fund

FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* As of the date of this semi-annual report, this Fund has not yet commenced operations.
--------------------------------------------------------------------------------

         ABN AMRO FUNDS
-----------------------
PERFORMANCE SUMMARY
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                                                   AVERAGE ANNUAL
                                                                        SIX MONTH        ONE      AVERAGE ANNUAL   10 YEAR RETURN/
                                          INCEPTION DATE     CLASS      RETURN(A)   YEAR RETURN    5 YEAR RETURN    LIFE OF FUND(B)
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund(c)                              12/13/93          N           (0.76)%      (13.85)%       0.91%          11.05%
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I           (0.64)%      (13.64)%        N/A          (10.85)%
----------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Growth Fund(c)            11/02/94          N            1.68%       (15.43)%      (2.28)%         11.23%
----------------------------------------------------------------------------------------------------------------------------------
                                             06/28/96          I            1.84%       (15.21)%      (2.00)%          7.22%
----------------------------------------------------------------------------------------------------------------------------------
 TAMRO Large Cap Value Fund                  11/30/00          N            5.90%       (11.76)%        N/A           (4.15)%
----------------------------------------------------------------------------------------------------------------------------------
 Value Fund                                  01/04/93          N            1.76%       (13.81)%      (4.65)%          6.59%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus Select Growth Fund                  12/31/01          N            3.57%       (16.39)%        N/A          (19.06)%
----------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Fund                                09/19/94          N            9.83%       (12.97)%       5.16%          12.43%
----------------------------------------------------------------------------------------------------------------------------------
 TAMRO Small Cap Fund(d)                     11/30/00          N           11.54%       (15.09)%        N/A            7.19%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus Aggressive Growth Fund(d)           06/30/98          N            0.44%       (30.43)%        N/A            8.79%
----------------------------------------------------------------------------------------------------------------------------------
                                             10/05/01          I            0.61%       (30.25)%        N/A          (24.30)%
----------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund(f)                         12/30/97          N           11.57%         2.71%        6.12%           4.82%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus SciTech Fund(d)(e)                  06/30/00          N            5.73%       (23.97)%        N/A          (20.51)%
----------------------------------------------------------------------------------------------------------------------------------
 Equity Plus Fund                            09/25/95          I            4.05%       (10.86)%      (2.18)%          7.88%
----------------------------------------------------------------------------------------------------------------------------------
 Select Small Cap Fund(d)                    06/22/98          N            3.78%       (18.83)%        N/A            1.82%
----------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                               09/21/95          N            1.07%        (5.95)%       3.04%           8.81%
----------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Balanced Fund             11/02/94          N            2.24%        (6.61)%       1.26%           9.93%
----------------------------------------------------------------------------------------------------------------------------------
                                             12/31/98          I            2.38%        (6.35)%        N/A           (0.80)%
----------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund(g)                01/04/93          N           (0.22)%      (22.37)%      (8.36)%          1.50%
----------------------------------------------------------------------------------------------------------------------------------
 Bond Fund                                   12/13/93          N            4.06%         7.41%        6.40%           6.48%
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I            4.19%         7.68%         N/A            8.44%
----------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                  10/23/95          I            2.35%         9.10%        6.41%           6.31%
----------------------------------------------------------------------------------------------------------------------------------
 Municipal Bond Fund                         12/13/93          N            3.51%         8.02%        5.72%           4.91%
----------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund(h)               12/14/93          N            0.45%         1.10%        3.88%           4.38%
----------------------------------------------------------------------------------------------------------------------------------
                                                                         7-DAY                     30-DAY
                                                                      AVERAGE YIELD             AVERAGE YIELD
----------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund(i)                                 N            0.79%                      0.78%
----------------------------------------------------------------------------------------------------------------------------------

Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower.

(a) Not Annualized.
(b) Return figures shown are average annual total returns for the period from inception through April 30, 2003 except for Value Fund and International Equity Fund which are for the 10 years ended April 30, 2003.
(c) Class R shares and Class C shares of Growth Fund and Class R shares of Montag & Caldwell Growth Fund, which commenced investment operations on 12/31/02, have less than 6 months of performance history.
(d) Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.
(e) Technology companies present special risks to investors including sector concentration and small company stock risk. Investments concentrated in a specific industry or sector may be subject to greater market risk and may be more volatile.
(f) Real Estate Funds may be subject to a higher degree of market risk than diversified funds because of the concentration in a specific industry or geographical sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.
(g) Investing in foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.
(h) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.
(i) The yield quotation more closely reflects the Fund's current earnings than the total return quotation.

         ABN AMRO FUNDS
-----------------------
GROWTH FUND                                                       APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ..............  22%
TECHNOLOGY .......................  19%
RETAIL ...........................  12%
FINANCE ..........................  10%
COMMERCIAL SERVICES ..............   9%
CONSUMER CYCLICALS ...............   8%
INSURANCE ........................   8%
PHARMACEUTICALS ..................   5%
CAPITAL  GOODS ...................   4%
CASH AND OTHER NET ASSETS ........   3%


% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

COMMON STOCKS - 96.67%

               ADVERTISING - 3.08%
      457,937  Omnicom Group ................ $    28,346,300
                                              ---------------
               CAPITAL GOODS - 4.54%
      561,100  Dover ........................      16,126,014
      400,948  Illinois Tool Works ..........      25,652,653
                                              ---------------
                                                   41,778,667
                                              ---------------
               CHEMICALS - 2.18%
      345,327  Praxair ......................      20,056,592
                                              ---------------
               COMMERCIAL SERVICES - 8.62%
      665,233  Cintas .......................      23,881,865
      680,347  Ecolab .......................      34,758,928
      537,800  H&R Block ....................      20,769,836
                                              ---------------
                                                   79,410,629
                                              ---------------
               CONSUMER CYCLICALS - 7.77%
      849,490  Harley-Davidson ..............      37,751,335
      410,416  Johnson Controls .............      33,752,612
                                              ---------------
                                                   71,503,947
                                              ---------------
               ELECTRICAL - 2.67%
      833,739  General Electric .............      24,553,614
                                              ---------------
               FINANCE - 9.95%
      558,300  Fifth Third Bancorp ..........      27,518,607
      682,311  Freddie Mac ..................      39,505,807
      776,964  MBNA .........................      14,684,620
    1,147,581  Schwab (Charles) .............       9,903,624
                                              ---------------
                                                   91,612,658
                                              ---------------

               FOOD AND BEVERAGES - 4.46%
    1,429,346  Sysco ........................      41,065,111
                                              ---------------
               HEALTH CARE SERVICES - 4.15%
      690,842  Cardinal Health ..............      38,189,746
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

               INSURANCE - 7.93%
      747,936  AFLAC ........................ $    24,464,986
      510,586  American International Group .      29,588,459
      398,600  Marsh & McLennan .............      19,005,248
                                              ---------------
                                                   73,058,693
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 3.75%
      723,000  Medtronic ....................      34,516,020
                                              ---------------
               PHARMACEUTICALS - 5.41%

      471,102  Merck ........................      27,408,715
      728,787  Pfizer .......................      22,410,200
                                              ---------------
                                                   49,818,915
                                              ---------------

               RETAIL - 11.51%
      659,500  Home Depot (The) .............      18,551,735
      453,196  Kohl's* ......................      25,741,533
    1,097,500  Starbucks* ...................      25,780,275
      874,500  TJX ..........................      16,834,125
      616,595  Walgreen .....................      19,028,121
                                              ---------------
                                                  105,935,789
                                              ---------------

               TECHNOLOGY - 18.56%
    1,508,506  Cisco Systems* ...............      22,687,930
    1,053,512  Dell Computer* ...............      30,457,032
    1,422,300  EMC* .........................      12,928,707
      300,600  IBM ..........................      25,520,940
    1,044,600  Intel ........................      19,220,640
      937,088  Microsoft ....................      23,961,340
    1,629,000  Oracle* ......................      19,352,520
      906,000  Texas Instruments ............      16,751,940
                                              ---------------
                                                  170,881,049
                                              ---------------

               TRANSPORTATION - 2.09%
    1,208,300  Southwest Airlines ...........      19,284,468
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $860,969,910) ........     890,012,198
                                              ---------------
  PAR VALUE
 ----------

REPURCHASE AGREEMENT - 3.16%

$  29,100,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $29,100,978
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $29,686,189) ........      29,100,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $29,100,000) .........      29,100,000
                                              ---------------
TOTAL INVESTMENTS - 99.83%
   (Cost $890,069,910)** ....................     919,112,198
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.17% ....       1,549,935
                                              ---------------
NET ASSETS - 100.00% ........................ $   920,662,133
                                              ===============

-------------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $890,069,910.

     Gross unrealized appreciation .......... $   109,630,741
     Gross unrealized depreciation ..........     (80,588,453)
                                              ---------------
     Net unrealized appreciation ............ $    29,042,288
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON  STOCKS ....................  27%
MEDICAL PRODUCTS AND SUPPLIES ...........   9%
CONSUMER STAPLES ........................  16%
CAPITAL GOODS ...........................   8%
PHARMACEUTICALS .........................   8%
OIL AND GAS  EXTRACTION .................   7%
FOOD AND  BEVERAGES .....................   7%
CASH AND OTHER NET ASSETS ...............   6%
TELECOMMUNICATIONS  EQUIPMENT ...........   6%
INSURANCE ...............................   6%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

COMMON STOCKS - 94.16%

               BIOTECHNOLOGY - 4.46%
    1,900,000  Amgen* ....................... $   116,489,000
                                              ---------------
               CAPITAL GOODS - 7.79%
      729,300  Caterpillar ..................      38,361,180
    3,723,000  Masco ........................      78,443,610
      688,500  3M ...........................      86,778,540
                                              ---------------
                                                  203,583,330
                                              ---------------

               COMMUNICATIONS - 3.72%
      216,500  eBay* ........................      20,084,705
    1,020,000  Gannett ......................      77,234,400
                                              ---------------
                                                   97,319,105
                                              ---------------

               CONSUMER CYCLICALS - 2.41%
    1,754,400  Marriott International, Class A     63,000,504
                                              ---------------

               CONSUMER STAPLES - 15.93%
    2,200,000  Colgate-Palmolive ............     125,774,000
    3,009,000  Gillette .....................      91,624,050
    2,397,000  Newell Rubbermaid ............      73,060,560
    1,400,000  Procter & Gamble .............     125,790,000
                                              ---------------
                                                  416,248,610
                                              ---------------

               ENTERTAINMENT AND LEISURE - 3.01%
    4,214,700  Disney, Walt .................      78,646,302
                                              ---------------

               FINANCE - 2.02%
    1,347,033  Citigroup ....................      52,871,046
                                              ---------------

               FOOD AND BEVERAGES - 7.06%
    2,700,000  Coca-Cola ....................     109,080,000
    1,740,000  PepsiCo ......................      75,307,200
                                              ---------------
                                                  184,387,200
                                              ---------------

               INSURANCE - 5.82%
    1,650,000  American International Group .      95,617,500
    1,186,400  Marsh & McLennan .............      56,567,552
                                              ---------------
                                                  152,185,052
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

               MEDICAL PRODUCTS AND SUPPLIES - 9.60%
    2,250,000  Johnson & Johnson ............ $   126,810,000
    2,601,000  Medtronic ....................     124,171,740
                                              ---------------
                                                  250,981,740
                                              ---------------

               OIL AND GAS EXTRACTION - 6.82%
    1,000,000  GlobalSantaFe ................      21,160,000
    2,700,000  Schlumberger .................     113,211,000
    2,295,000  Transocean ...................      43,719,750
                                              ---------------
                                                  178,090,750
                                              ---------------

               PHARMACEUTICALS - 7.68%
    1,122,000  Eli Lilly ....................      71,606,040
    4,201,800  Pfizer .......................     129,205,350
                                              ---------------
                                                  200,811,390
                                              ---------------

               RETAIL - 4.64%
    1,326,000  Costco Wholesale* ............      45,919,380
    1,325,000  Kohl's* ......................      75,260,000
                                              ---------------
                                                  121,179,380
                                              ---------------

               TECHNOLOGY - 4.54%
    1,122,000  Electronic Arts* .............      66,500,940
    2,040,000  Microsoft ....................      52,162,800
                                              ---------------
                                                  118,663,740
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 6.10%
    5,478,600  Nokia, SP ADR ................      90,780,402
    2,150,000  QUALCOMM .....................      68,563,500
                                              ---------------
                                                  159,343,902
                                              ---------------

               TRANSPORTATION - 2.56%
    1,078,200  United Parcel Service, Class B      66,977,784
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $2,426,875,540) ......   2,460,778,835
                                              ---------------

INVESTMENT COMPANIES - 5.69%

  130,878,512  Deutsche Institutional Cash
                 Management Fund ............     130,878,512
   17,733,620  Deutsche Institutional
                 Treasury Money Fund ........      17,733,620
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $148,612,132) ........     148,612,132
                                              ---------------

TOTAL INVESTMENTS - 99.85%
   (Cost $2,575,487,672)** ..................   2,609,390,967
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.15% ....       4,040,316
                                              ---------------
NET ASSETS - 100.00% ........................ $ 2,613,431,283
                                              ===============

------------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $2,575,487,672.

    Gross unrealized appreciation ........... $   150,388,543
    Gross unrealized depreciation ...........    (116,485,248)
                                              ---------------
    Net unrealized appreciation ............. $    33,903,295
                                              ===============

 SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              ABN AMRO FUNDS
----------------------------
TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER  COMMON  STOCKS ...................  31%
FINANCE .................................  18%
COMMUNICATIONS ..........................  13%
OIL AND GAS EXTRACTION ..................   9%
PHARMACEUTICALS .........................   6%
CAPITAL GOODS ...........................   6%
RETAIL ..................................   5%
CONVERTIBLE  PREFERRED STOCK ............   2%
CONVERTIBLE BOND ........................   2%
CASH AND OTHER NET ASSETS ...............   4%
FOOD AND  BEVERAGES .....................   4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

COMMON STOCKS - 91.99%

               BASIC MATERIALS - 1.95%
        8,490  Alcoa ........................ $       194,676
                                              ---------------

               CAPITAL GOODS - 6.09%
        3,700  General Dynamics .............         229,659
        9,190  Masco ........................         193,633
        2,975  United Technologies ..........         183,885
                                              ---------------
                                                      607,177
                                              ---------------

               CHEMICALS - 1.89%
        4,440  duPont (E.I.) de Nemours .....         188,833
                                              ---------------

               COMMERCIAL SERVICES - 4.05%
        9,170  Accenture, Class A* ..........         146,903
       18,590  Concord EFS* .................         257,100
                                              ---------------
                                                      404,003
                                              ---------------

               COMMUNICATIONS - 13.10%
        3,745  ALLTEL .......................         175,491
       15,450  AOL Time Warner* .............         211,356
        9,305  BellSouth ....................         237,184
        6,205  Comcast, Class A* ............         198,002
       17,660  Liberty Media, Class A* ......         194,260
        3,370  News, SP ADR .................          95,304
        9,815  Vodafone Group, SP ADR .......         193,944
                                              ---------------
                                                    1,305,541
                                              ---------------

               CONSUMER STAPLES - 4.00%
        4,400  Kimberly-Clark ...............         218,988
        5,910  Newell Rubbermaid ............         180,137
                                              ---------------
                                                      399,125
                                              ---------------

               ELECTRICAL - 1.49%
        5,050  General Electric .............         148,722
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------

               ENTERTAINMENT AND LEISURE - 2.11%
       11,250  Disney, Walt ................. $       209,925
                                              ---------------

               FINANCE - 17.54%
        2,200  BB&T .........................          71,720
            2  Berkshire Hathaway, Class A* .         139,630
          112  Berkshire Hathaway, Class B* .         261,184
        5,536  Citigroup ....................         217,288
        3,120  Fannie Mae ...................         225,857
        8,750  J.P. Morgan Chase ............         256,812
        7,100  Wachovia .....................         271,291
        7,722  Washington Mutual ............         305,019
                                              ---------------
                                                    1,748,801
                                              ---------------

               FOOD AND BEVERAGES - 4.40%
        5,945  ConAgra Foods ................         124,845
        3,525  General Mills ................         159,013
        4,735  Kellogg ......................         155,024
                                              ---------------
                                                      438,882
                                              ---------------

               INSURANCE - 3.80%
        5,140  ACE ..........................         170,031
        6,520  Prudential Financial .........         208,445
                                              ---------------
                                                      378,476
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.79%
        4,585  Guidant* .....................         178,769
                                              ---------------

               OIL AND GAS EXTRACTION - 8.76%
        2,848  ChevronTexaco ................         178,883
        3,536  ConocoPhilips ................         177,861
        3,520  Devon Energy .................         166,320
        3,950  Exxon Mobil ..................         139,040
        5,040  Schlumberger .................         211,327
                                              ---------------
                                                      873,431
                                              ---------------

               PHARMACEUTICALS - 6.36%
        8,200  Bristol-Myers Squibb .........         209,428
        6,160  Pfizer .......................         189,420
        5,415  Wyeth ........................         235,715
                                              ---------------
                                                      634,563
                                              ---------------

               RESTAURANTS - 2.32%
       13,500  McDonald's ...................         230,850
                                              ---------------

               RETAIL - 4.96%
       11,675  Gap (The) ....................         194,155
        4,000  Home Depot (The) .............         112,520
       12,910  Limited Brands ...............         187,712
                                              ---------------
                                                      494,387
                                              ---------------

               TECHNOLOGY - 4.02%
       14,785  Apple Computer* ..............         209,947
       11,707  Hewlett-Packard ..............         190,824
                                              ---------------
                                                      400,771
                                              ---------------

               UTILITIES - 3.36%
       12,000  Duke Energy ..................         211,080
        2,330  Exelon .......................         123,583
                                              ---------------
                                                      334,663
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $8,781,581) ..........       9,171,595
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       ABN AMRO FUNDS
---------------------
TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------


CONVERTIBLE PREFERRED STOCK - 1.67%

               TELECOMMUNICATIONS
               EQUIPMENT - 1.67%
        5,730  Motorola ..................... $       166,227
                                              ---------------

               TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost $195,762) ............         166,227
                                              ---------------
  PAR VALUE
 ----------

CONVERTIBLE BOND - 1.99%

$     200,000  Nextel Communications
                 4.750%, 07/01/07 ...........         198,500
                                              ---------------
               TOTAL CONVERTIBLE BOND
                 (Cost $158,991) ............         198,500
                                              ---------------
 SHARES
-------

INVESTMENT COMPANIES - 4.14%

      412,875  Deutsche Institutional
                 Cash Management Fund .......         412,875
           52  Deutsche Institutional
                 Treasury Money Fund ........              52
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $412,927) ............         412,927
                                              ---------------
TOTAL INVESTMENTS - 99.79%
   (Cost $9,549,261)** ......................       9,949,249
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.21% ....          20,533
                                              ---------------
NET ASSETS - 100.00% ........................ $     9,969,782
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $9,549,261.

     Gross unrealized appreciation .......... $       711,306
     Gross unrealized depreciation ..........        (311,318)
                                              ---------------
     Net unrealized appreciation ............ $       399,988
                                              ===============

  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VALUE FUND                                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS .....................  26%
FINANCE .................................  23%
OIL AND GAS EXTRACTION ..................  12%
BASIC MATERIALS .........................  10%
CONSUMER STAPLES ........................   8%
PHARMACEUTICALS .........................   6%
INSURANCE ...............................   5%
CAPITAL GOODS ...........................   5%
CASH AND OTHER NET  ASSETS ..............   4%
CONVERTIBLE  PREFERRED  STOCKS ..........   1%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 95.07%

               BASIC MATERIALS - 9.82%
       46,300  Air Products & Chemicals ..... $     1,994,141
       22,800  Alcan ........................         668,952
       84,500  Alcoa ........................       1,937,585
       21,300  Bowater ......................         829,209
       56,300  Dow Chemical .................       1,837,632
       63,100  International Paper ..........       2,255,825
       26,000  Lyondell Chemical ............         378,300
       26,900  Phelps Dodge* ................         839,011
       37,800  PPG Industries ...............       1,833,678
       14,300  Praxair ......................         830,544
       62,000  Smurfit-Stone Container* .....         872,340
      238,500  Syngenta, ADR ................       2,444,625
                                              ---------------
                                                   16,721,842
                                              ---------------

               CAPITAL GOODS - 5.31%
      200,900  Archer-Daniels-Midland .......       2,225,972
       16,900  Caterpillar ..................         888,940
       93,300  Deere ........................       4,107,999
       17,400  Northrop Grumman .............       1,530,330
        2,400  3M ...........................         302,496
                                              ---------------
                                                    9,055,737
                                              ---------------

               COMMUNICATIONS - 5.23%
       65,420  AT&T .........................       1,115,411
      159,400  BellSouth ....................       4,063,106
       99,400  SBC Communications ...........       2,321,984
       37,800  Verizon Communications .......       1,412,964
                                              ---------------
                                                    8,913,465
                                              ---------------

               CONSUMER CYCLICALS - 4.61%
       19,800  Accenture, Class A* ..........         317,196
       45,300  Gannett ......................       3,430,116
       22,900  Home Depot (The) .............         644,177
       13,700  Nike .........................         733,361
       21,100  Sears, Roebuck ...............         597,974

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               CONSUMER CYCLICALS (CONTINUED)
       20,100  Starwood Hotels &
                 Resorts Worldwide .......... $       539,484
       32,400  Tribune ......................       1,586,952
                                              ---------------
                                                    7,849,260
                                              ---------------

               CONSUMER STAPLES - 7.50%
       97,800  Altria Group .................       3,008,328
       43,700  AOL Time Warner* .............         597,816
        9,800  Colgate-Palmolive ............         560,266
       47,500  Kimberly-Clark ...............       2,364,075
       89,600  Kroger* ......................       1,281,280
       17,900  Procter & Gamble .............       1,608,315
       47,800  Safeway* .....................         794,436
       59,200  Viacom, Class B* .............       2,569,872
                                              ---------------
                                                   12,784,388
                                              ---------------

               FINANCE - 22.74%
       10,900  American Express .............         412,674
       63,100  Bank of America ..............       4,672,555
        9,400  Bank One .....................         338,870
      170,600  Citigroup ....................       6,696,050
       13,600  Equity Office Properties Trust,
                 REIT .......................         353,192
       39,100  Fannie Mae ...................       2,830,449
      103,200  FleetBoston Financial ........       2,736,864
       21,000  Freddie Mac ..................       1,215,900
       37,900  Goldman Sachs Group ..........       2,876,610
      121,400  Mellon Financial .............       3,211,030
       46,710  Merrill Lynch ................       1,917,446
       55,200  National City ................       1,653,792
       73,200  Reed Elsevier, SP ADR ........       2,364,360
       11,200  SAFECO .......................         431,312
       58,900  SouthTrust ...................       1,582,113
       49,300  SunTrust Banks ...............       2,820,946
       68,700  Wachovia .....................       2,625,027
                                              ---------------
                                                   38,739,190
                                              ---------------

               FOOD AND BEVERAGES - 4.81%
       15,650  Del Monte Foods* .............         124,418
       24,800  Diageo, SP ADR ...............       1,103,848
       36,400  Heinz (H.J.) .................       1,087,632
      104,400  Kellogg ......................       3,418,056
       52,200  PepsiCo ......................       2,259,216
        5,716  Smucker (J.M.) ...............         207,376
                                              ---------------
                                                    8,200,546
                                              ---------------

               INSURANCE - 5.34%
       72,400  Allstate .....................       2,735,996
       16,800  Chubb (The) ..................         888,552
       22,700  Hartford Financial Services Group      925,252
       77,780  MetLife ......................       2,234,620
       21,100  St. Paul .....................         724,574
       97,506  Travelers Property Casualty,
                 Class A* ...................       1,582,522
                                              ---------------
                                                    9,091,516
                                              ---------------

               LEISURE - 0.90%
       82,400  Disney, Walt .................       1,537,584
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.26%
       38,000  Johnson & Johnson ............       2,141,680
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       ABN AMRO FUNDS
---------------------
VALUE FUND                                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               OIL AND GAS EXTRACTION - 12.49%
       31,200  Anadarko Petroleum ........... $     1,385,280
       32,200  Baker Hughes .................         901,600
       80,700  BP, SP ADR ...................       3,110,178
       55,600  ConocoPhilips ................       2,796,680
       23,300  Devon Energy .................       1,100,925
      192,400  Exxon Mobil ..................       6,772,480
       47,600  Noble* .......................       1,473,220
       50,000  Schlumberger .................       2,096,500
        7,300  Total Fina Elf, SP ADR .......         479,610
       42,000  Unocal .......................       1,163,400
                                              ---------------
                                                   21,279,873
                                              ---------------

               PHARMACEUTICALS - 5.79%
       18,300  Abbott Laboratories ..........         743,529
       19,300  Eli Lilly ....................       1,231,726
       47,200  Novartis, ADR ................       1,863,456
      128,900  Pfizer .......................       3,963,675
      113,500  Schering-Plough ..............       2,054,350
                                              ---------------
                                                    9,856,736
                                              ---------------

               TECHNOLOGY - 4.04%
       13,500  Analog Devices* ..............         447,120
       12,300  Automatic Data Processing ....         413,649
        5,100  IBM ..........................         432,990
       55,100  Intel ........................       1,013,840
       55,600  Microsoft ....................       1,421,692
      141,900  Motorola .....................       1,122,429
       71,300  Texas Instruments ............       1,318,337
       29,800  Waters* ......................         715,498
                                              ---------------
                                                    6,885,555
                                              ---------------

               TRANSPORTATION - 0.70%
        5,510  Canadian National Railway ....         267,951
       15,500  Union Pacific ................         922,560
                                              ---------------
                                                    1,190,511
                                              ---------------

               UTILITIES - 4.53%
       51,300  Energy East ..................         934,686
        9,800  Equitable Resources ..........         376,516
       13,800  FPL Group ....................         840,006
       21,100  KeySpan ......................         714,657
       52,900  National Fuel Gas ............       1,241,034
       40,600  NSTAR ........................       1,753,920
       13,200  PPL ..........................         477,840
       38,600  TXU ..........................         768,912
       22,400  WGL Holdings .................         604,352
                                              ---------------
                                                    7,711,923
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $167,133,151) ........     161,959,806
                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 1.23%
               CAPITAL GOODS - 0.19%
        3,200  Northrop Grumman .............         327,200
                                              ---------------
               INSURANCE - 0.38%
        5,800  Chubb (The) ..................         139,780
       20,910  Travelers Property Casualty ..         512,295
                                              ---------------
                                                      652,075
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               TECHNOLOGY - 0.40%
       23,400  Motorola ..................... $       678,834
                                              ---------------
               UTILITIES - 0.26%
       14,400  TXU ..........................         431,712
                                              ---------------

               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $2,788,259) ..........       2,089,821
                                              ---------------

INVESTMENT COMPANY - 3.46%
    5,903,255  J.P. Morgan Chase Institutional
                 Federal Money Market Fund ..       5,903,255
                                              ---------------

               TOTAL INVESTMENT COMPANY
                 (Cost $5,903,255) ..........       5,903,255
                                              ---------------
TOTAL INVESTMENTS - 99.76%
   (Cost $175,824,665)** ....................     169,952,882
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.24% ....         402,918
                                              ---------------
NET ASSETS - 100.00% ........................ $   170,355,800
                                              ===============

-----------------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $175,824,665.

     Gross unrealized appreciation .......... $     4,727,067
     Gross unrealized depreciation ..........     (10,598,850)
                                              ---------------
     Net unrealized depreciation ............ $    (5,871,783)
                                              ===============

     ADR American Depositary Receipt
    REIT Real Estate Investment Trust
  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OIL AND GAS EXTRACTION ..................  22%
CASH AND OTHER NET  ASSETS ..............  15%
TECHNOLOGY ..............................  13%
INSURANCE ...............................   9%
RETAIL ..................................   9%
OTHER  COMMON  STOCKS ...................   8%
COMMUNICATIONS ..........................   7%
ENTERTAINMENT  AND LEISURE ..............   7%
FINANCE .................................   6%
CAPITAL GOODS ...........................   4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 85.11%

               BUILDING - 3.64%
          800  Centex ....................... $        52,816
                                              ---------------
               CAPITAL GOODS - 4.49%
        1,300  Lockheed Martin ..............          65,065
                                              ---------------

               COMMUNICATIONS - 6.72%
        7,200  AT&T Wireless Services* ......          46,512
        1,700  USA Interactive* .............          50,915
                                              ---------------
                                                       97,427
                                              ---------------

               CONSUMER STAPLES - 4.26%
        1,900  Estee Lauder, Class A ........          61,750
                                              ---------------

               ENTERTAINMENT AND LEISURE - 6.90%
        1,900  Fox Entertainment Group,
                 Class A* ...................          48,260
          600  International Game Technology*          51,780
                                              ---------------
                                                      100,040
                                              ---------------

               FINANCE - 6.13%
          400  Countrywide Financial ........          27,040
          400  Goldman Sachs Group ..........          30,360
          500  Lehman Brothers Holdings .....          31,485
                                              ---------------
                                                       88,885
                                              ---------------

               INSURANCE - 9.19%
        1,000  Fidelity National Financial ..          34,400
        1,700  MetLife ......................          48,841
        1,300  SAFECO .......................          50,063
                                              ---------------
                                                      133,304
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               OIL AND GAS EXTRACTION - 21.93%
        1,600  BJ Services* ................. $        58,416
        1,100  Cooper Cameron* ..............          52,646
        1,100  Nabors Industries* ...........          43,120
        1,600  Smith International* .........          56,896
        1,300  Weatherford International* ...          52,299
        2,800  XTO Energy ...................          54,600
                                              ---------------
                                                      317,977
                                              ---------------

               RETAIL - 9.31%
          900  Best Buy* ....................          31,122
        2,000  Home Depot (The) .............          56,260
        2,500  Staples ......................          47,600
                                              ---------------
                                                      134,982
                                              ---------------

               TECHNOLOGY - 12.54%
        2,500  Broadcom, Class A* ...........          44,725
        3,100  EMC* .........................          28,179
        6,200  Micron Technology* ...........          52,700
        3,000  National Semiconductor* ......          56,190
                                              ---------------
                                                      181,794
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $1,134,935) ..........       1,234,040
                                              ---------------
  PAR VALUE
 ----------

REPURCHASE AGREEMENT - 21.32%
$     309,066  Morgan Stanley,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $309,075
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value $315,247) ............         309,066
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $309,066) ............         309,066
                                              ---------------

TOTAL INVESTMENTS - 106.43%
   (Cost $1,444,001)** ......................       1,543,106
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (6.43)% ..         (93,261)
                                              ---------------
NET ASSETS - 100.00% ........................ $     1,449,845
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $1,444,001.

    Gross unrealized appreciation ........... $       105,547
    Gross unrealized depreciation ...........          (6,442)
                                              ---------------
    Net unrealized appreciation ............. $        99,105
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MID CAP FUND                                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET  ASSETS ..............   5%
OIL AND GAS  EXTRACTION .................   5%
ELECTRONICS .............................   5%
OTHER COMMON STOCKS .....................  22%
ENTERTAINMENT AND LEISURE ...............   7%
TELECOMM. EQUIPMENT .....................   8%
TECHNOLOGY ..............................  18%
MEDICAL PRODUCTS AND SUPPLIES ...........   8%
COMMUNICATIONS ..........................   9%
PRINTING AND PUBLISHING .................  13%

% OF TOTAL NET ASSETS
                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 95.46%

               AGRICULTURE - 4.46%
       82,400  Bunge ........................ $     2,308,024
       89,000  Monsanto .....................       1,548,600
                                              ---------------
                                                    3,856,624
                                              ---------------

               AUTOMOTIVE - 4.41%
       57,000  BorgWarner ...................       3,344,190
        8,000  Magna International, Class A .         469,040
                                              ---------------
                                                    3,813,230
                                              ---------------

               CHEMICALS - 2.08%
       99,000  FMC* .........................       1,793,880
                                              ---------------

               COMMERCIAL SERVICES - 3.60%
       47,000  Dun & Bradstreet* ............       1,776,600
       51,000  Wallace Computer Services ....       1,332,630
                                              ---------------
                                                    3,109,230
                                              ---------------

               COMMUNICATIONS - 8.68%
      199,000  Interpublic Group ............       2,268,600
      223,000  Reuters Group, SP ADR ........       2,914,610
       65,000  WPP Group, SP ADR ............       2,317,900
                                              ---------------
                                                    7,501,110
                                              ---------------

               CONSUMER CYCLICALS - 1.18%
       47,000  Mattel .......................       1,021,780
                                              ---------------

               ELECTRONICS - 5.41%
       94,000  American Power Conversion* ...       1,464,520
      293,300  Symbol Technologies ..........       3,205,769
                                              ---------------
                                                    4,670,289
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               ENTERTAINMENT AND LEISURE - 7.41%
       92,100  Hearst-Argyle Television* .... $     2,218,689
      153,100  Metro-Goldwyn-Mayer* .........       1,707,065
      100,000  Yahoo!* ......................       2,478,000
                                              ---------------
                                                    6,403,754
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 7.48%
       95,000  Edwards Lifesciences* ........       2,742,650
       68,000  McKesson .....................       1,886,320
      185,000  PerkinElmer ..................       1,835,200
                                              ---------------
                                                    6,464,170
                                              ---------------

               OIL AND GAS EXTRACTION - 5.34%
      120,873  FMC Technologies* ............       2,274,830
      341,400  Veritas DGC* .................       2,338,590
                                              ---------------
                                                    4,613,420
                                              ---------------

               PHARMACEUTICALS - 3.51%
       77,000  Alpharma, Class A ............       1,436,050
       55,000  Watson Pharmaceuticals* ......       1,598,850
                                              ---------------
                                                    3,034,900
                                              ---------------

               PRINTING AND PUBLISHING - 12.50%
      118,500  Belo, Class A ................       2,667,435
      445,600  Reader's Digest Association,
                 Class A ....................       5,347,200
       98,000  Scholastic* ..................       2,784,180
                                              ---------------
                                                   10,798,815
                                              ---------------

               TECHNOLOGY - 18.13%
      133,700  Apple Computer* ..............       1,898,540
       63,000  Diebold ......................       2,518,740
      296,900  Legato Systems* ..............       1,757,648
      204,000  Mentor Graphics* .............       2,125,680
      114,000  Progress Software* ...........       2,221,860
      494,800  Unisys* ......................       5,145,920
                                              ---------------
                                                   15,668,388
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 8.14%
      670,700  Andrew* ......................       5,144,269
       66,000  Harris .......................       1,884,960
                                              ---------------
                                                    7,029,229
                                              ---------------

               TRANSPORTATION - 3.13%
       89,000  CNF ..........................       2,700,260
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $82,773,460) .........      82,479,079
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MID CAP FUND                                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

INVESTMENT COMPANIES - 5.14%
    4,191,061  Deutsche Institutional Cash
                 Management Fund ............ $     4,191,061
      251,660  Deutsche Institutional
                 Treasury Money Fund ........         251,660
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $4,442,721) ..........       4,442,721
                                              ---------------

TOTAL INVESTMENTS - 100.60%
   (Cost $87,216,181)** .....................      86,921,800
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.60)% ..        (521,013)
                                              ---------------
NET ASSETS - 100.00% ........................ $    86,400,787
                                              ===============

----------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $87,216,181.

    Gross unrealized appreciation ........... $    10,798,203
    Gross unrealized depreciation ...........     (11,092,584)
                                              ---------------
    Net unrealized depreciation ............. $      (294,381)
                                              ===============

  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
TAMRO SMALL CAP FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS .....................  28%
FINANCE .................................  15%
CONSUMER CYCLICALS ......................  11%
COMMUNICATIONS ..........................   9%
TECHNOLOGY ..............................   8%
RETAIL ..................................   8%
CAPITAL GOODS ...........................   8%
COMMERCIAL  SERVICES ....................   7%
CONVERTIBLE  BONDS ......................   4%
CASH AND OTHER NET ASSETS ...............   2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 94.40%

               CAPITAL GOODS - 8.01%
      101,645  Concord Camera* .............. $       571,245
       32,750  Itron* .......................         655,655
       22,000  Martin Marietta Materials ....         650,540
       17,600  Teleflex .....................         675,664
       39,500  Trimble Navigation* ..........         997,375
                                              ---------------
                                                    3,550,479
                                              ---------------

               COMMERCIAL SERVICES - 7.43%
       54,490  Aaron Rents ..................       1,217,851
       47,000  AMN Healthcare Services ......         427,700
      111,660  Hooper Holmes ................         675,543
       15,000  MAXIMUS* .....................         361,500
       60,000  Plexus* ......................         610,800
                                              ---------------
                                                    3,293,394
                                              ---------------

               COMMUNICATIONS - 9.22%
       25,400  CheckFree* ...................         700,278
       47,390  Emmis Communications, Class A*         898,988
       45,350  Network Associates* ..........         518,351
      181,250  3Com* ........................         942,500
      253,280  ValueClick* ..................       1,025,784
                                              ---------------
                                                    4,085,901
                                              ---------------

               CONSUMER CYCLICALS - 11.35%
      136,000  Bally Total Fitness Holding* .         863,600
       35,000  IHOP .........................         920,500
       28,000  Kellwood .....................         829,360
       60,540  Nautica Enterprises* .........         688,945
       27,420  Standard-Pacific .............         829,455
       50,600  Steven Madden* ...............         896,632
                                              ---------------
                                                    5,028,492
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               CONSUMER STAPLES - 5.93%
       38,400  Andrx* ....................... $       619,776
       18,800  Scotts (The), Class A* .......       1,070,660
       55,500  Select Medical* ..............         939,060
                                              ---------------
                                                    2,629,496
                                              ---------------

               FINANCE - 15.12%
      181,000  E*TRADE Group* ...............         995,500
       35,150  First Charter ................         610,556
      134,945  Innkeepers USA Trust, REIT ...       1,017,485
       24,410  MAF Bancorp ..................         824,082
       16,500  People's Bank ................         434,775
       24,000  Post Properties, REIT ........         618,240
       54,860  Seacoast Financial Services ..       1,035,208
       32,000  Summit Properties, REIT ......         618,240
       13,780  UMB Financial ................         544,999
                                              ---------------
                                                    6,699,085
                                              ---------------

               FOOD AND BEVERAGES - 4.11%
       56,700  Hain Celestial Group* ........         978,642
       28,865  United Natural Foods* ........         842,569
                                              ---------------
                                                    1,821,211
                                              ---------------

               INSURANCE - 2.88%
        2,550  Alleghany* ...................         433,449
       86,310  FPIC Insurance Group* ........         842,386
                                              ---------------
                                                    1,275,835
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.83%
       28,100  Edwards Lifesciences* ........         811,247
                                              ---------------

               OIL AND GAS EXTRACTION - 2.17%
       40,250  Pioneer Natural Resources* ...         962,780
                                              ---------------

               PHARMACEUTICALS - 7.33%
       17,525  Medicis Pharmaceutical* ......       1,010,141
       58,200  Noven Pharmaceuticals* .......         560,466
       57,500  Penwest Pharmaceuticals* .....       1,048,225
       24,000  Pharmaceutical Product
                 Development* ...............         628,080
                                              ---------------
                                                    3,246,912
                                              ---------------

               RESTAURANTS - 2.14%
       20,000  Papa John's International* ...         475,600
       40,915  Steak `n Shake (The)* ........         473,386
                                              ---------------
                                                      948,986
                                              ---------------

               RETAIL - 8.35%
       28,000  Buckle (The)* ................         504,000
      106,500  Circuit City Stores ..........         610,245
       80,000  Goody's Family Clothing* .....         393,600
       33,000  Men's Wearhouse (The)* .......         549,450
       51,600  Sharper Image* ...............       1,021,164
       72,000  Sports Authority (The)* ......         621,360
                                              ---------------
                                                    3,699,819
                                              ---------------

               TECHNOLOGY - 7.64%
      113,660  CIBER* .......................         617,174
      116,000  Eclipsys* ....................       1,045,160
       40,000  NCR* .........................         876,800
       37,500  Take-Two Interactive Software*         843,750
                                              ---------------
                                                    3,382,884
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
TAMRO SMALL CAP FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               TELECOMMUNICATIONS - 0.89%
       25,800  Advanced Fibre Communications* $       394,740
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $37,743,835) .........      41,831,261
                                              ---------------
  PAR VALUE
  ----------

CONVERTIBLE BONDS - 3.51%

               COMMUNICATIONS - 1.51%
$     746,000  Aether Systems, Subordinated Notes
                 6.000%, 03/22/05 ...........         667,670
                                              ---------------
               FINANCE - 2.00%
    1,000,000  E*trade Group
                 6.000%, 02/01/07 ...........         887,500
                                              ---------------

               TOTAL CONVERTIBLE BONDS
                 (Cost $1,215,139) ..........       1,555,170
                                              ---------------
 SHARES
-------

INVESTMENT COMPANY - 2.01%

      892,371  Deutsche Institutional
                 Cash Management Fund .......         892,371
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $892,371) ............         892,371
                                              ---------------
TOTAL INVESTMENTS - 99.92%
   (Cost $39,851,345)** .....................      44,278,802
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ....          35,509
                                              ---------------
NET ASSETS - 100.00% ........................ $    44,314,311
                                              ===============

-----------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $39,851,345.

    Gross unrealized appreciation ........... $     6,082,164
    Gross unrealized depreciation ...........      (1,654,707)
                                              ---------------
    Net unrealized appreciation               $     4,427,457
                                              ===============

    REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OIL AND GAS  EXTRACTION .................. 20%
OTHER COMMON STOCKS ...................... 20%
CONSUMER  CYCLICALS ...................... 20%
RETAIL ...................................  8%
TECHNOLOGY ...............................  7%
HEALTH  CARE  SERVICES ...................  7%
ENTERTAINMENT  AND  LEISURE ..............  5%
COMMUNICATIONS ...........................  5%
CASH AND OTHER NET ASSETS ................  4%
TRANSPORTATION ...........................  4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 95.83%

               CAPITAL GOODS - 0.35%
      435,700  SureBeam* .................... $     1,254,816
                                              ---------------
               COMMUNICATIONS - 5.20%
      429,300  eSPEED, Class A* .............       5,602,365
      378,400  LendingTree* .................       5,361,928
      422,800  SINA* ........................       4,168,808
      247,400  Watchguard Technologies* .....       1,088,560
      353,300  Western Wireless, Class A* ...       2,162,196
                                              ---------------
                                                   18,383,857
                                              ---------------

               CONSUMER CYCLICALS - 20.44%
      347,500  D.R. Horton ..................       8,235,750
       40,500  Dominion Homes ...............         696,600
      189,200  Hovanian Enterprises, Class A*       7,530,160
      277,700  KB HOME ......................      13,682,279
      201,800  M.D.C. Holdings ..............       9,302,980
      241,900  Pulte Homes ..................      14,027,781
      231,800  Ryland Group (The) ...........      12,570,514
      204,100  Standard-Pacific .............       6,174,025
                                              ---------------
                                                   72,220,089
                                              ---------------

               CONSUMER STAPLES - 1.10%
      283,200  Chattem* .....................       3,871,344
                                              ---------------

               ENTERTAINMENT AND LEISURE - 4.68%
      486,500  Alliance Gaming* .............       7,769,405
      198,300  Regal Entertainment Group,
                 Class A ....................       3,886,680
      226,300  Station Casinos* .............       4,890,343
                                              ---------------
                                                   16,546,428
                                              ---------------

               FINANCE - 3.41%
      198,400  Jefferies Group ..............       7,701,888
       94,800  Portfolio Recovery Associates*       2,587,092
       60,600  St. Joe (The) ................       1,775,580
                                              ---------------
                                                   12,064,560
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               HEALTH CARE SERVICES - 7.43%
      236,700  AMERIGROUP* .................. $     6,892,704
      159,900  Centene* .....................       5,122,397
      185,900  Coventry Health Care .........       7,588,438
      166,300  Gentiva Health Services ......       1,519,982
      117,300  Mid Atlantic Medical Services*       5,108,415
                                              ---------------
                                                   26,231,936
                                              ---------------

               INSURANCE - 3.15%
      276,300  First American ...............       7,321,950
      100,700  IPC Holdings .................       3,459,045
       12,900  ProAssurance* ................         333,981
                                              ---------------
                                                   11,114,976
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 2.63%
       80,700  Advanced Neuromodulation
                 Systems* ...................       3,378,909
       66,400  Align Technology* ............         498,000
      210,300  Covance* .....................       3,728,619
       85,400  Merit Medical Systems* .......       1,672,986
                                              ---------------
                                                    9,278,514
                                              ---------------

               OIL AND GAS EXTRACTION - 20.07%
      178,300  Cabot Oil & Gas ..............       4,368,350
      558,900  Key Energy Services* .........       5,628,123
      252,300  Lone Star Technologies* ......       5,356,329
      237,800  Patterson-UTI Energy* ........       7,868,802
      289,200  Pioneer Natural Resources* ...       6,917,664
      171,700  Pogo Producing ...............       6,799,320
      462,600  Pride International* .........       7,179,552
      206,500  St. Mary Land & Exploration ..       5,290,530
      493,900  Ultra Petroleum* .............       4,939,000
      356,000  Varco International* .........       6,262,040
      232,300  W-H Energy Services, Inc.* ...       4,181,400
      159,050  Westport Resources* ..........       3,314,602
      402,500  Williams .....................       2,797,375
                                              ---------------
                                                   70,903,087
                                              ---------------

               PHARMACEUTICALS - 3.93%
      240,000  Connetics* ...................       4,053,600
      189,800  Eon Labs* ....................       5,815,472
      152,600  Kos Pharmaceuticals* .........       3,113,040
       19,600  Neurocrine Biosciences* ......         886,900
                                              ---------------
                                                   13,869,012
                                              ---------------

               RESTAURANTS - 2.02%
      110,200  CBRL Group ...................       3,513,176
       86,300  P.F. Chang's China Bistro* ...       3,615,970
                                              ---------------
                                                    7,129,146
                                              ---------------

               RETAIL - 7.50%
      303,600  Chico's FAS* .................       7,389,624
      286,400  Claire's Stores ..............       7,443,536
      167,200  Dick's Sporting Goods* .......       5,037,736
      156,100  Tractor Supply* ..............       6,610,835
                                              ---------------
                                                   26,481,731
                                              ---------------

               TECHNOLOGY - 6.50%
      148,600  Documentum* ..................       2,732,754
      431,300  Genesis Microchip* ...........       7,401,108
      135,100  Hyperion Solutions* ..........       3,820,628
      209,500  Mantech International, Class A*      3,268,200
    1,195,400  Parametric Technology* .......       3,944,820
      303,000  Silicon Image* ...............       1,811,940
                                              ---------------
                                                   22,979,450
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               TRANSPORTATION - 3.94%
      239,700  Continental Airlines, Class B* $     2,186,064
      647,300  Delta Airlines ...............       8,278,967
      110,100  JetBlue Airways* .............       3,460,443
                                              ---------------
                                                   13,925,474
                                              ---------------

               WASTE DISPOSAL - 3.48%
      312,600  Stericycle* ..................      12,282,054
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $307,727,699) ........     338,536,474
                                              ---------------

  PAR VALUE
 ----------

REPURCHASE AGREEMENT - 5.82%
$  20,561,893  Morgan Stanley, 1.05%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $20,562,493
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value $20,973,132) .........      20,561,893
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $20,561,893) .........      20,561,893
                                              ---------------
TOTAL INVESTMENTS - 101.65%
   (Cost $328,289,592)** ....................     359,098,367
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.65)% ..      (5,815,695)
                                              ---------------
NET ASSETS - 100.00% ........................ $   353,282,672
                                              ===============

-----------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $328,289,592.

    Gross unrealized appreciation ........... $    38,361,184
    Gross unrealized depreciation ...........      (7,552,409)
                                              ---------------
    Net unrealized appreciation ............. $    30,808,775
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
REAL ESTATE FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RETAIL ................................... 29%
RESIDENTIAL .............................. 20%
INDUSTRIAL ............................... 16%
OFFICE PROPERTIES ........................ 16%
DIVERSIFIED ..............................  7%
STORAGE ..................................  4%
HOTELS ...................................  4%
CASH AND OTHER NET ASSETS ................  2%
FOREIGN COMMON STOCK .....................  2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 96.16%

               DIVERSIFIED - 7.38%
       20,500  Catellus Development* ........ $       434,190
       16,000  Colonial Properties Trust ....         544,160
       31,300  Vornado Realty Trust .........       1,189,400
                                              ---------------
                                                    2,167,750
                                              ---------------

               HOTELS - 3.49%
       50,300  Orient Express Hotels* .......         566,378
       17,100  Starwood Hotels & Resorts
                 Worldwide ..................         458,964
                                              ---------------
                                                    1,025,342
                                              ---------------

               INDUSTRIAL - 16.12%
       34,285  AMB Property .................         935,980
       19,700  CenterPoint Properties .......       1,141,615
       44,280  Duke Realty ..................       1,213,272
       56,200  ProLogis Trust ...............       1,446,588
                                              ---------------
                                                    4,737,455
                                              ---------------

               OFFICE PROPERTIES - 16.26%
       24,375  Alexandria Real Estate Equities      1,031,062
       17,885  Boston Properties ............         701,092
       28,400  Brookfield Properties ........         575,100
       41,800  Corporate Office Properties Trust      637,450
       51,884  Equity Office Properties Trust       1,347,428
       15,100  SL Green Realty ..............         486,673
                                              ---------------
                                                    4,778,805
                                              ---------------

               RESIDENTIAL - 20.46%
       29,685  Apartment Investment &
                 Management .................       1,120,906
       46,900  Archstone-Smith Trust ........       1,069,320
       13,424  AvalonBay Communities ........         535,483
       97,100  Boardwalk Equities ...........       1,011,782
       37,200  Equity Residential Properties
                 Trust ......................         963,852
       10,700  Essex Property Trust .........         588,179


                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               RESIDENTIAL (CONTINUED)
       20,200  Gables Residential Trust ..... $       573,276
        5,800  Mid-America Apartment
                 Communities ................         149,060
                                              ---------------
                                                    6,011,858
                                              ---------------

               RETAIL - 28.85%
       24,200  CBL & Associates Properties ..       1,027,290
        7,400  Chelsea Property Group .......         293,484
       41,800  Developers Diversified Realty        1,053,360
       27,500  General Growth Properties ....       1,529,550
       19,200  Heritage Property Investment .         487,680
       34,050  Kimco Realty .................       1,232,610
       18,225  Mills ........................         582,471
       24,300  Pan Pacific Retail Properties          950,616
       35,900  Simon Property Group .........       1,318,248
                                              ---------------
                                                    8,475,309
                                              ---------------

               STORAGE - 3.60%
       32,900  Public Storage ...............       1,057,735
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $26,441,095) .........      28,254,254
                                              ---------------

FOREIGN COMMON STOCK - 1.55%

               CANADA - 1.55%
       49,300  RioCan Real Estate Investment
                 Trust ......................         455,336
                                              ---------------
               TOTAL FOREIGN COMMON STOCK
                 (Cost $435,748) ............         455,336
                                              ---------------
  PAR VALUE
 ----------

REPURCHASE AGREEMENT - 1.92%
$     563,749  J.P. Morgan Chase, 1.000%,
                 dated 4/30/03, matured 5/1/03,
                 repurchase price $563,765
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $575,040) ...........         563,749
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $563,749) ............         563,749
                                              ---------------
TOTAL INVESTMENTS - 99.63%
   (Cost $27,440,592)** .....................      29,273,339
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.37% ....         108,012
                                              ---------------
NET ASSETS - 100.00% ........................ $    29,381,351
                                              ===============

----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $27,440,592.

     Gross unrealized appreciation .......... $     2,560,405
     Gross unrealized depreciation ..........        (727,658)
                                              ---------------
     Net unrealized appreciation ............ $     1,832,747
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS SCITECH FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SEMICONDUCTORS ..........................  27%
CASH AND OTHER NET ASSETS ...............  20%
MEDICAL  PRODUCTS AND SUPPLIES ..........  12%
ELECTRONICS .............................  12%
COMMUNICATIONS ..........................  10%
COMPUTER SOFTWARE .......................   6%
PHARMACEUTICALS .........................   4%
WASTE  DISPOSAL .........................   3%
OTHER  COMMON  STOCKS ...................   3%
ENTERTAINMENT   AND  LEISURE ............   3%

% OF TOTAL NET ASSETS


                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 80.13%

               COMMUNICATIONS - 10.06%
        7,000  AT&T Wireless Services* ...... $        45,220
        1,300  CheckFree* ...................          35,841
        1,700  SINA* ........................          16,762
        1,000  Watchguard Technologies* .....           4,400
        8,000  Western Wireless, Class A* ...          48,960
                                              ---------------
                                                      151,183
                                              ---------------

               COMPUTER SOFTWARE - 5.86%
          600  Documentum* ..................          11,034
          500  Hyperion Solutions* ..........          14,140
        1,200  Mantech International, Class A*         18,720
       13,400  Parametric Technology* .......          44,220
                                              ---------------
                                                       88,114
                                              ---------------

               COMPUTERS - 1.81%
        3,000  EMC* .........................          27,270
                                              ---------------

               ELECTRONICS - 12.27%
        6,900  Innovex* .....................          59,685
        5,500  Signal Technology* ...........          72,545
        3,300  Technitrol* ..................          52,107
                                              ---------------
                                                      184,337
                                              ---------------

               ENTERTAINMENT AND LEISURE - 2.87%
          500  International Game Technology*          43,150
                                              ---------------

               MACHINERY - 1.71%
        8,900  SureBeam* ....................          25,632
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               MEDICAL PRODUCTS AND SUPPLIES - 11.69%
          300  Advanced Neuromodulation
                 Systems* ................... $        12,561
          300  Align Technology* ............           2,250
        5,700  Cepheid* .....................          21,432
          900  Covance* .....................          15,957
        2,800  Cyberonics* ..................          63,924
          300  Merit Medical Systems* .......           5,877
        8,400  OraSure Technologies* ........          53,760
                                              ---------------
                                                      175,761
                                              ---------------

               PHARMACEUTICALS - 3.94%
        1,000  Connetics* ...................          16,890
          800  Eon Labs* ....................          24,512
          650  Kos Pharmaceuticals* .........          13,260
          100  Neurocrine Biosciences* ......           4,525
                                              ---------------
                                                       59,187
                                              ---------------

               SEMICONDUCTORS - 26.78%
        3,200  Broadcom, Class A* ...........          57,248
        2,800  Cree* ........................          55,860
        1,300  Genesis Microchip* ...........          22,308
       10,600  GlobespanVirata* .............          64,342
        7,400  Micron Technology* ...........          62,900
        3,100  National Semiconductor* ......          58,063
        6,400  Pixelworks* ..................          47,680
        5,700  Silicon Image* ...............          34,086
                                              ---------------
                                                      402,487
                                              ---------------

               WASTE DISPOSAL - 3.14%
        1,200  Stericycle* ..................          47,148
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $1,132,617) ..........       1,204,269
                                              ---------------
  PAR VALUE
  ----------

REPURCHASE AGREEMENT - 29.96%
$     450,237  Morgan Stanley, 1.050%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $450,250
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $459,241) ...........         450,237
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $450,237) ............         450,237
                                              ---------------
TOTAL INVESTMENTS - 110.09%
   (Cost $1,582,854)** ......................       1,654,506
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (10.09)% .       (151,689)
                                              ---------------
NET ASSETS - 100.00% ........................ $     1,502,817
                                              ===============

---------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $1,582,854.

     Gross unrealized appreciation .......... $       108,912
     Gross unrealized depreciation ..........         (37,260)
                                              ---------------
     Net unrealized appreciation ............ $        71,652
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
EQUITY PLUS FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER  STAPLES .......................   5%
FOOD AND  BEVERAGES .....................   5%
CASH AND OTHER NET ASSETS ...............   5%
OTHER COMMON  STOCKS ....................  28%
OIL AND GAS  EXTRACTION .................   5%
ELECTRICAL ..............................   6%
RETAIL ..................................   7%
TECHNOLOGY ..............................  16%
PHARMACEUTICALS .........................   9%
FINANCE .................................  14%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 95.45%

               AUTOMOBILE - 0.76%
       34,900  Ford Motor ................... $       359,470
       10,700  General Motors ...............         385,735
                                              ---------------
                                                      745,205
                                              ---------------

               BASIC MATERIALS - 0.97%
       16,400  Alcoa ........................         376,052
        1,500  Allegheny Technologies .......           6,225
        1,100  Boise Cascade ................          25,267
        9,300  International Paper ..........         332,475
        4,200  Weyerhaeuser .................         208,278
                                              ---------------
                                                      948,297
                                              ---------------

               BIOTECHNOLOGY - 1.26%
       20,100  Amgen* .......................       1,232,331
                                              ---------------

               CAPITAL GOODS - 3.78%
        1,500  Black & Decker ...............          61,875
       16,100  Boeing .......................         439,208
        5,600  Eastman Kodak ................         167,496
        3,900  General Dynamics .............         242,073
       15,700  Honeywell International ......         370,520
        7,500  Raytheon .....................         224,475
        3,500  Rockwell Automation ..........          79,800
        7,600  3M ...........................         957,904
       38,400  Tyco International ...........         599,040
        9,000  United Technologies ..........         556,290
                                              ---------------
                                                    3,698,681
                                              ---------------

               CHEMICALS - 1.44%
       17,400  Dow Chemical .................         567,936
       19,700  duPont (E.I.) de Nemours .....         837,841
                                              --------------
                                                    1,405,777
                                              --------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               COMMUNICATIONS - 4.03%
       14,800  AT&T ......................... $       252,340
       15,400  Nextel Communications ,
                 Class A* ...................         227,766
       64,700  SBC Communications ...........       1,511,392
       52,300  Verizon Communications .......       1,954,974
                                              --------------
                                                    3,946,472
                                              --------------

               CONSUMER STAPLES - 5.13%
       41,700  Altria Group .................       1,282,692
        4,600  Avon Products ................         267,582
       10,600  Colgate-Palmolive ............         606,002
       20,300  Gillette .....................         618,135
       25,000  Procter & Gamble .............       2,246,250
                                              --------------
                                                    5,020,661
                                              --------------

               ELECTRICAL - 5.76%
      191,200  General Electric .............       5,630,840
                                              --------------

               ENERGY - 0.51%
        6,500  Baker Hughes .................         182,000
        9,800  El Paso ......................          73,500
        8,300  Halliburton ..................         177,703
        9,900  Williams .....................          68,805
                                              ---------------
                                                      502,008
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.84%
       39,300  Disney, Walt .................         733,338
        2,200  Harrah's Entertainment* ......          86,658
                                              ---------------
                                                      819,996
                                              ---------------

               FINANCE - 14.39%
       25,700  American Express .............         973,002
       30,300  Bank of America ..............       2,243,715
       22,500  Bank One .....................         811,125
       99,100  Citigroup ....................       3,889,675
        9,100  Goldman Sachs Group ..........         690,690
       38,000  J.P. Morgan Chase ............       1,115,300
        4,600  Lehman Brothers Holdings .....         289,662
       17,300  Merrill Lynch ................         710,165
       21,100  Morgan Stanley ...............         944,225
       37,600  U.S. Bancorp .................         832,840
       32,700  Wells Fargo ..................       1,578,102
                                              ---------------
                                                   14,078,501
                                              ---------------

               FOOD AND BEVERAGES - 4.98%
       17,000  Anheuser-Busch ...............         847,960
        7,900  Campbell Soup ................         174,037
       47,900  Coca-Cola ....................       1,935,160
        6,700  Heinz (H.J.) .................         200,196
       33,700  PepsiCo ......................       1,458,536
       15,100  Sara Lee .....................         253,378
                                              ---------------
                                                    4,869,267
                                              ---------------

               HEALTH CARE SERVICES - 0.33%
        9,900  HCA ..........................         317,790
                                              ---------------

               INSURANCE - 3.85%
       13,500  Allstate .....................         510,165
       50,300  American International Group .       2,914,885
        2,800  CIGNA ........................         146,440
        4,700  Hartford Financial Services
                 Group ......................         191,572
                                              ---------------
                                                    3,763,062
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
EQUITY PLUS FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                          VALUE
 ----------                                       -------

               MEDIA - 3.17%
       85,300  AOL Time Warner* ............. $     1,166,904
       11,500  Clear Channel Communications*          449,765
       34,200  Viacom, Class B* .............       1,484,622
                                              ---------------
                                                    3,101,291
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 4.81%
       11,400  Baxter International .........         262,200
       59,100  Johnson & Johnson ............       3,330,876
       23,300  Medtronic ....................       1,112,342
                                              ---------------
                                                    4,705,418
                                              ---------------

               OIL AND GAS EXTRACTION - 5.22%
      131,800  Exxon Mobil ..................       4,639,360
       11,100  Schlumberger .................         465,423
                                              ---------------
                                                    5,104,783
                                              ---------------

               PHARMACEUTICALS - 8.62%
       37,300  Bristol-Myers Squibb .........         952,642
        4,100  MedImmune* ...................         144,607
       43,800  Merck ........................       2,548,284
      155,820  Pfizer .......................       4,791,465
                                              ---------------
                                                    8,436,998
                                              ---------------

               RESTAURANTS - 0.43%
       24,800  McDonald's ...................         424,080
                                              ---------------
               RETAIL - 6.79%
       45,100  Home Depot (The) .............       1,268,663
        8,300  Limited Brands ...............         120,682
        5,800  May Dept Stores (The) ........         125,396
        3,500  RadioShack ...................          82,985
        6,200  Sears, Roebuck ...............         175,708
        3,800  Toys "R" Us* .................          38,950
       85,800  Wal-Mart Stores ..............       4,832,256
                                              ---------------
                                                    6,644,640
                                              ---------------

               TECHNOLOGY - 16.34%
      141,300  Cisco Systems* ...............       2,125,152
        3,300  Computer Sciences* ...........         108,735
       42,700  EMC* .........................         388,143
       37,400  Hewlett-Packard ..............         609,620
       33,200  IBM ..........................       2,818,680
      129,300  Intel ........................       2,379,120
      211,100  Microsoft ....................       5,397,827
        3,400  National Semiconductor* ......          63,682
      107,100  Oracle* ......................       1,272,348
       33,400  Texas Instruments ............         617,566
        6,100  Unisys* ......................          63,440
       13,900  Xerox* .......................         137,054
                                              ---------------
                                                   15,981,367
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 0.12%
       65,800  Lucent Technologies* .........         118,440
                                              ---------------

               TRANSPORTATION - 0.75%
        7,400  Burlington Northern Santa Fe .         208,384
        2,400  Delta Airlines ...............          30,696
        5,700  FedEx ........................         341,316
        7,400  Norfolk Southern .............         156,954
                                              ---------------
                                                      737,350
                                              ---------------


                                                  MARKET
   SHARES                                          VALUE
 ----------                                       -------

               UTILITIES - 1.17%
       10,300  AES* ......................... $        61,903
        6,200  American Electric Power ......         163,556
        4,300  Entergy ......................         200,423
        6,200  Exelon .......................         328,848
       13,400  Southern .....................         389,806
                                              ---------------
                                                    1,144,536
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $75,624,361) .........      93,377,791
                                              ---------------

INVESTMENT COMPANY - 4.48%
    4,380,843  Deutsche Institutional Cash
                 Management Fund ............       4,380,843
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $4,380,843) ..........       4,380,843
                                              ---------------
TOTAL INVESTMENTS - 99.93%
   (Cost $80,005,204)** .....................      97,758,634
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.07% ....          72,335
                                              ---------------
NET ASSETS - 100.00% ........................ $    97,830,969
                                              ===============

--------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $80,005,204.

     Gross unrealized appreciation .......... $    35,000,103
     Gross unrealized depreciation ..........     (17,246,673)
                                              ---------------
     Net unrealized appreciation ............ $    17,753,430
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ....................   27%
FINANCE ................................   16%
CAPITAL GOODS ..........................   15%
TECHNOLOGY .............................    9%
RETAIL .................................    8%
CONSUMER CYCLICALS .....................    8%
OIL AND GAS EXTRACTION .................    6%
MEDICAL  PRODUCTS  AND SUPPLIES ........    5%
HEALTH  CARE  SERVICES .................    4%
CASH AND OTHER NET  ASSETS .............    2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

COMMON STOCKS - 97.79%

               BASIC MATERIALS - 2.09%
        7,500  Delta & Pine Land ............ $       174,450
        6,300  MacDermid ....................         143,199
        3,000  Pope & Talbot ................          39,870
        6,700  Rock-Tenn, Class A ...........          89,780
        4,800  Ryerson Tull .................          36,048
        6,200  Wellman ......................          70,928
                                              ---------------
                                                      554,275
                                              ---------------

               BIOTECHNOLOGY - 1.31%
        2,900  Biosite* .....................         123,772
        5,500  Enzo Biochem* ................          82,335
        5,300  Integra Lifesciences* ........         141,457
                                              ---------------
                                                      347,564
                                              ---------------

               CAPITAL GOODS - 15.34%
        6,200  Advanced Energy Industries* ..          59,582
        6,300  Albany International .........         149,562
        7,000  AptarGroup ...................         240,940
        5,900  Armor Holdings* ..............          71,095
        6,600  Baldor Electric ..............         146,784
        4,800  Belden .......................          57,072
        4,500  Brady ........................         150,795
        4,200  Briggs & Stratton ............         189,588
        5,100  C&D Technologies .............          67,830
        8,500  Cognex* ......................         186,065
        5,200  Cubic ........................         100,828
        3,100  DRS Technologies* ............          86,831
        3,100  Engineered Support Systems ...         107,663
        8,400  GenCorp ......................          63,840
        9,300  Graco ........................         285,510
        6,000  IDEX .........................         191,100
        3,200  Intermagnetics General* ......          62,176
        3,300  InVision Technologies* .......          78,408
        3,400  Ionics* ......................          64,600
        4,400  Kaman ........................          44,044
        3,100  Keithley Instruments .........          37,820
        7,000  Methode Electronics, Class A .          73,500

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               CAPITAL GOODS (CONTINUED)
        6,500  Mueller Industries* .......... $       166,075
        3,800  Park Electrochemical .........          67,792
        2,300  Robbins & Myers ..............          39,537
        6,000  Roper Industries .............         183,540
        2,800  SBS Technologies* ............          22,932
        4,600  Smith (A.O.) .................         137,172
        2,600  SPS Technologies* ............          68,588
       10,200  Tetra Tech* ..................         158,100
        7,400  Tredegar .....................          95,164
        4,900  Trimble Navigation* ..........         123,725
        3,100  Triumph Group* ...............          81,468
        6,200  Zebra Technologies* ..........         413,354
                                              ---------------
                                                    4,073,080
                                              ---------------

               COMMERCIAL SERVICES - 1.68%
        7,000  Central Parking ..............          70,000
        2,600  Consolidated Graphics* .......          49,660
        4,200  Pre-Paid Legal Services* .....          96,852
        9,500  PRG-Shultz International* ....          60,610
        3,000  Volt Information Sciences* ...          39,690
        6,400  Watson Wyatt and Co. Holdings*         130,560
                                              ---------------
                                                      447,372
                                              ---------------

               COMMUNICATIONS - 1.52%
        7,200  Anixter International* .......         165,456
        3,900  Black Box ....................         123,825
        6,900  Verity* ......................         114,057
                                              ---------------
                                                      403,338
                                              ---------------

               CONSUMER CYCLICALS - 7.92%
        2,300  Bassett Furniture Industries .          28,267
        7,500  Ethan Allen Interiors ........         252,600
        4,000  G & K Services ...............         109,320
       11,900  La-Z-Boy .....................         232,407
        5,700  Marcus .......................          80,940
        2,700  Mobile Mini* .................          42,822
        6,500  Nautica Enterprises* .........          73,970
        3,300  Oshkosh Truck ................         184,800
        5,400  Phillips-Van Heusen ..........          71,712
        4,500  Polaris Industries ...........         237,915
        5,300  Ryland Group (The) ...........         287,419
        5,700  Standard-Pacific .............         172,425
        6,600  United Stationers* ...........         178,926
        8,100  Wolverine World Wide .........         149,364
                                              ---------------
                                                    2,102,887
                                              ---------------

               CONSUMER STAPLES - 1.94%
       12,700  NBTY* ........................         196,850
        5,600  Scotts (The), Class A* .......         318,920
                                              ---------------
                                                      515,770
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.73%
        5,600  Argosy Gaming* ...............         114,072
        3,500  Shuffle Master* ..............          80,150
                                              ---------------
                                                      194,222
                                              ---------------
               FINANCE - 15.64%
        4,700  Anchor Bancorp Winscosin .....         108,805
        4,900  BankUnited Financial, Class A*          92,561
        6,000  Capital Automotive REIT ......         155,340
        6,300  Chittenden ...................         170,415
        9,000  Commercial Federal ...........         193,680
        7,800  Community First Bankshares ...         209,984
       10,000  Cullen/Frost Bankers .........         327,900



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              ABN AMRO FUNDS
----------------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               FINANCE (CONTINUED)
        5,500  Downey Financial ............. $       241,450
        3,200  Essex Property, REIT .........         175,904
        7,950  First BanCorp Puerto Rico ....         245,416
        9,500  First Midwest Bancorp ........         263,055
        5,700  Flagstar Bancorp .............         188,670
        9,000  Hudson United Bancorp ........         300,060
        5,400  Kilroy Realty, REIT ..........         134,028
        5,000  Provident Bankshares .........         127,000
        9,400  Raymond James Financial ......         269,592
        5,600  Riggs National ...............          77,504
        4,800  Seacoast Financial Services ..          90,576
        7,700  Susquehanna Bancshares .......         175,175
        3,300  SWS Group ....................          54,681
        7,600  UCBH Holdings ................         193,344
        8,800  United Bankshares ............         254,144
        3,400  Wintrust Financial ...........         103,360
                                              ---------------
                                                    4,152,644
                                              ---------------

               FOOD AND BEVERAGES - 3.10%
        6,900  Corn Products International ..         206,172
        5,800  Flowers Foods ................         164,140
        6,600  Hain Celestial Group* ........         113,916
        5,700  Lance ........................          42,180
        8,500  Performance Food Group* ......         298,180
                                              ---------------
                                                      824,588
                                              ---------------

               HEALTH CARE SERVICES - 4.25%
        4,000  AMERIGROUP* ..................         116,480
        1,900  AmSurg* ......................          49,343
        9,500  Mid Atlantic Medical Services*         413,725
        9,800  Orthodontic Centers of America*         56,840
        4,800  PAREXEL International* .......          62,016
        9,600  Renal Care Group* ............         311,040
        4,400  Sunrise Assisted Living* .....         118,800
                                              ---------------
                                                    1,128,244
                                              ---------------

               INSURANCE - 0.91%
        3,900  RLI ..........................         115,245
        5,000  Selective Insurance Group ....         125,450
                                              ---------------
                                                      240,695
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 4.81%
        6,300  American Medical Systems
                 Holdings* ..................          99,981
        4,900  CONMED* ......................          85,358
        6,600  IDEXX Laboratories* ..........         257,400
        6,000  Invacare .....................         191,700
        9,200  Mentor .......................         170,292
        3,400  Possis Medical* ..............          65,280
        6,200  ResMed* ......................         227,416
        8,100  Techne* ......................         179,901
                                              ---------------
                                                    1,277,328
                                              ---------------

               OIL AND GAS EXTRACTION - 5.53%
        2,700  Atwood Oceanics* .............          70,335
        5,100  Frontier Oil .................          86,292
        4,400  Hydril* ......................         104,764
        4,900  Lone Star Technologies* ......         104,027
        8,600  Newfield Exploration* ........         295,754
        3,300  Nuevo Energy* ................          44,220
        2,500  Prima Energy* ................          49,077

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               OIL AND GAS EXTRACTION (CONTINUED)
        3,900  SEACOR SMIT* ................. $       139,698
        5,400  St. Mary Land & Exploration ..         138,348
        5,100  Stone Energy* ................         179,163
        2,700  Tetra Technologies* ..........          71,820
        7,600  Tom Brown* ...................         186,352
                                              ---------------
                                                    1,469,850
                                              ---------------

               PHARMACEUTICALS - 3.80%
        8,300  Alpharma, Class A ............         154,795
        9,900  Cephalon* ....................         404,316
        2,800  CIMA Labs* ...................          67,620
        5,900  Medicis Pharmaceutical* ......         340,076
        4,400  Noven Pharmaceuticals* .......          42,372
                                              ---------------
                                                    1,009,179
                                              ---------------

               RESTAURANTS - 3.65%
        5,400  CEC Entertainment* ...........         162,594
        7,700  Jack in the Box* .............         137,060
        4,200  Landry's Restaurants .........          78,540
        6,000  Panera Bread* ................         204,180
        7,800  Sonic* .......................         210,678
        5,600  Steak `n Shake (The)* ........          64,792
        4,000  Triarc* ......................         110,800
                                              ---------------
                                                      968,644
                                              ---------------

               RETAIL - 7.89%
        5,200  Children's Place (The)* ......          79,040
        5,000  Christopher & Banks* .........         125,800
        4,200  Cost Plus* ...................         129,066
        7,100  Dress Barn* ..................         106,642
        3,900  Footstar* ....................          36,075
        3,300  Fred's .......................         107,085
        4,300  Genesco* .....................          64,500
        3,500  Hancock Fabrics ..............          54,600
        3,950  J. Jill Group* ...............          56,683
        7,900  Linens `n Things* ............         167,401
        8,000  Men's Wearhouse (The)* .......         133,200
        9,600  Pacific Sunwear of California*         219,168
        8,200  Regis ........................         232,306
        5,600  ShopKo Stores* ...............          67,368
        6,100  Too* .........................         113,216
        3,500  Tractor Supply* ..............         148,225
        2,200  Ultimate Electronics* ........          18,590
        6,800  Zale* ........................         237,592
                                              ---------------
                                                    2,096,557
                                              ---------------

               TECHNOLOGY - 9.41%
        4,700  Actel* .......................          93,107
        8,100  American Management Systems* .          99,630
        5,900  ATMI* ........................         124,484
        3,500  Brooks Automation* ...........          29,645
        2,500  Catapult Communications* .....          22,125
        6,800  Cerner* ......................         135,864
        7,700  Dendrite International* ......          78,848
        6,500  FactSet Research Systems .....         226,200
        6,900  FileNET* .....................         106,191
        4,400  Helix Technology .............          50,688
        4,900  Hutchinson Technology* .......         115,836
        6,400  Hyperion Solutions* ..........         180,992
        3,900  Kronos* ......................         177,918
        5,600  Manhattan Associates* ........         135,464
        3,400  MICROS Systems* ..............          85,102
        6,600  NDCHealth ....................         127,050
        6,900  Progress Software* ...........         134,481


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------

               TECHNOLOGY (CONTINUED)
        2,400  Supertex* .................... $        38,280
        6,400  Systems & Computer Technology*          45,888
        7,100  Take-Two Interactive Software*         159,750
        7,700  THQ* .........................         108,801
        6,300  Varian Semiconductor
                 Equipment Associates* ......         145,215
        4,800  Veeco Instruments* ...........          77,232
                                              ---------------
                                                    2,498,791
                                              ---------------

               TRANSPORTATION - 3.37%
        9,800  Heartland Express* ...........         225,400
       11,500  Kansas City Southern* ........         127,305
        7,200  Knight Transportation* .......         173,520
        4,300  Offshore Logistics* ..........          81,700
       11,100  SkyWest ......................         141,969
        5,100  USF ..........................         145,401
                                              ---------------
                                                      895,295
                                              ---------------

               UTILITIES - 2.90%
        8,000  Atmos Energy .................         182,240
        6,800  Energen ......................         223,040
        6,300  Piedmont Natural Gas .........         235,368
        6,300  Southwest Gas ................         130,788
                                              ---------------
                                                      771,436
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $25,837,807) .........      25,971,759
                                              ---------------

INVESTMENT COMPANY - 2.23%

      593,252  Deutsche Institutional Cash
                 Management Fund ............         593,252
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $593,252) ............         593,252
                                              ---------------
TOTAL INVESTMENTS - 100.02%
   (Cost $26,431,059)** .....................      26,565,011
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.02)% ..          (5,258)
                                              ---------------
NET ASSETS - 100.00% ........................ $    26,559,753
                                              ===============

-----------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $26,431,059.

     Gross unrealized appreciation .......... $     4,511,981
     Gross unrealized depreciation ..........      (4,378,029)
                                              ---------------
     Net unrealized appreciation ............ $       133,952
                                              ===============

    REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON  STOCKS ........................... 64%
U.S. GOVERNMENT  AND AGENCY  OBLIGATIONS.. 17%
CORPORATE NOTES AND BONDS ................ 11%
CASH AND OTHER NET  ASSETS ...............  3%
ASSET-BACKED SECURITIES ..................  2%
COMMERCIAL MORTGAGE-BACKED SECURITIES ....  2%
COMMERCIAL PAPER .........................  1%

% OF TOTAL NET ASSETS


                                                  MARKET
 SHARES                                            VALUE
 ------                                           -------

COMMON STOCKS - 63.41%

               ADVERTISING - 2.02%
       95,300  Omnicom Group ................ $     5,899,070
                                              ---------------
               CAPITAL GOODS - 2.95%
      115,200  Dover ........................       3,310,848
       82,700  Illinois Tool Works ..........       5,291,146
                                              ---------------
                                                    8,601,994
                                              ---------------

               CHEMICALS - 1.45%
       72,600  Praxair ......................       4,216,608
                                              ---------------
               COMMERCIAL SERVICES - 5.69%
      137,600  Cintas .......................       4,939,840
      141,000  Ecolab .......................       7,203,690
      115,300  H&R Block ....................       4,452,886
                                              ---------------
                                                   16,596,416
                                              ---------------

               CONSUMER CYCLICALS - 5.06%
      174,000  Harley-Davidson ..............       7,732,560
       85,400  Johnson Controls .............       7,023,296
                                              ---------------
                                                   14,755,856
                                              ---------------

               ELECTRICAL - 1.72%
      170,100  General Electric .............       5,009,445
                                              ---------------
               FINANCE - 6.56%
      116,200  Fifth Third Bancorp ..........       5,727,498
      145,100  Freddie Mac ..................       8,401,290
      159,350  MBNA .........................       3,011,715
      230,900  Schwab (Charles) .............       1,992,667
                                              ---------------
                                                   19,133,170
                                              ---------------

               FOOD AND BEVERAGES - 2.91%
      295,000  Sysco ........................       8,475,350
                                              ---------------
               HEALTH CARE SERVICES - 2.79%
      147,200  Cardinal Health ..............       8,137,216
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           -------

               INSURANCE - 5.22%
      156,000  AFLAC ........................ $     5,102,760
      106,300  American International Group .       6,160,085
       82,900  Marsh & McLennan .............       3,952,672
                                              ---------------
                                                   15,215,517
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 2.45%
      149,400  Medtronic ....................       7,132,356
                                              ---------------

               PHARMACEUTICALS - 3.55%
       97,400  Merck ........................       5,666,732
      152,900  Pfizer .......................       4,701,675
                                              ---------------
                                                   10,368,407
                                              ---------------

               RETAIL - 7.53%
      137,800  Home Depot (The) .............       3,876,314
       93,100  Kohl's* ......................       5,288,080
      227,700  Starbucks* ...................       5,348,673
      181,900  TJX ..........................       3,501,575
      127,400  Walgreen .....................       3,931,564
                                              ---------------
                                                   21,946,206
                                              ---------------

               TECHNOLOGY - 12.15%
      317,200  Cisco Systems* ...............       4,770,688
      212,087  Dell Computer* ...............       6,131,435
      287,500  EMC* .........................       2,613,375
       60,700  IBM ..........................       5,153,430
      217,400  Intel ........................       4,000,160
      192,600  Microsoft ....................       4,924,782
      365,000  Oracle* ......................       4,336,200
      188,500  Texas Instruments ............       3,485,365
                                              ---------------
                                                   35,415,435
                                              ---------------

               TRANSPORTATION - 1.36%
      247,900  Southwest Airlines ...........       3,956,484
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $165,650,162) ........     184,859,530
                                              ---------------
  PAR VALUE
  ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.99%

               FEDERAL HOME LOAN BANK - 0.66%
$   1,700,000  6.500%, 11/15/06, Series TD06        1,930,908
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 2.50%
      336,471  7.000%, 01/01/15,
                 Gold Pool # E79764 .........         359,795
      495,586  6.500%, 06/01/29,
                 Gold Pool # C00785 .........         517,929
    1,511,101  6.000%, 11/01/31,
                 Gold Pool # C01258 .........       1,574,062
      988,196  6.000%, 12/01/31,
                 Gold Pool # C01272 .........       1,029,370
    1,033,870  6.000%, 01/01/32,
                 Gold Pool # C01286 .........       1,076,946
    1,000,000  3.781%, 04/01/33,
                 Pool # 1B0797 ..............       1,025,000
    1,650,000  5.500%, 05/01/33, TBA (A) ....       1,695,375
                                              ---------------
                                                    7,278,477
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 7.70%
$   2,500,000  5.250%, 08/14/06 ............. $     2,526,243
    2,600,000  4.750%, 06/18/07 .............       2,691,291
    1,725,000  5.250%, 01/15/09 .............       1,899,701
      284,353  7.000%, 01/01/13, Pool # 313966        303,908
      274,991  7.000%, 03/01/13, Pool # 251572        293,902
      569,378  6.000%, 08/01/13, Pool # 323250        598,427
      356,210  6.500%, 06/01/16, Pool # 582645        377,582
      877,259  7.000%, 08/01/16, Pool # 545154        937,303
    1,371,858  5.500%, 02/01/17, Pool # 631364      1,428,455
    1,811,172  5.500%, 12/01/17, Pool # 254546      1,885,964
    1,000,000  5.000%, 05/15/18, TBA (A)            1,030,625
      378,134  6.500%, 12/01/27, Pool # 402846        395,791
      151,926  6.500%, 05/01/28, Pool # 436779        159,020
      564,892  7.000%, 08/01/28, Pool # 437140        597,767
      449,143  6.500%, 09/01/28, Pool # 430877        469,858
      661,548  6.500%, 03/01/29, Pool # 489367        691,830
      448,826  6.500%, 06/01/29, Pool # 501319        469,371
      130,156  6.500%, 09/01/31, Pool # 253949        136,031
      678,936  7.000%, 03/01/32, Pool # 639703        717,558
    1,942,894  5.500%, 02/01/33, Pool # 689115      1,999,724
      498,458  4.205%, 03/01/33, Pool # 681846        507,626
    2,250,000  6.000%, 05/01/33, TBA (A) ....       2,342,111
                                              ---------------
                                                   22,460,088
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 3.04%
      629,955  7.000%, 12/15/11, Pool # 781011        678,270
      382,637  7.000%, 09/15/23, Pool # 361807        408,871
      220,548  7.000%, 10/15/23, Pool # 345894        235,669
      290,020  7.000%, 10/15/23, Pool # 370850        309,905
      460,201  6.500%, 03/15/26, Pool # 422527        485,471
      234,952  7.500%, 06/15/27, Pool # 447652        251,367
      329,962  6.500%, 08/15/27, Pool # 780615        347,825
    1,164,725  6.000%, 01/15/29, Pool # 457858      1,221,510
      678,711  7.000%, 03/15/29, Pool # 505567        720,708
      625,944  7.000%, 03/15/31, Pool # 547577        664,005
    1,389,314  7.000%, 07/15/31, Pool # 781324      1,473,791
    1,100,176  7.000%, 02/20/32, Pool # 003202      1,162,113
      868,160  6.500%, 03/15/32, Pool # 569214        913,202
                                              ---------------
                                                    8,872,707
                                              ---------------

               U.S. TREASURY BONDS - 2.78%
    1,850,000  7.500%, 11/15/16 (B) .........       2,436,798
      795,000  6.250%, 08/15/23 (B) .........         941,827
    1,250,000  6.000%, 02/15/26 .............       1,444,336
    3,110,000  5.250%, 11/15/28 (B) .........       3,269,876
                                              ---------------
                                                    8,092,837
                                              ---------------

               U.S. TREASURY NOTE - 0.31%
      775,000  6.125%, 08/15/07 .............         886,739
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $47,382,039) .........      49,521,756
                                              ---------------

CORPORATE NOTES AND BONDS - 10.44%

               AUTOMOBILE - 0.10%
      280,000  Dana
                 6.250%, 03/01/04 ...........         284,200
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------


               BASIC MATERIALS - 0.62%
$     490,000  Cascades, Senior Notes
                 7.250%, 02/15/13 (C) ....... $       519,400
      750,000  IMC Global
                 7.625%, 11/01/05 ...........         768,750
      500,000  Noranda, Senior Notes,
                 Yankee Bond
                 7.250%, 07/15/12 ...........         515,880
                                              ---------------
                                                    1,804,030
                                              ---------------

               CAPITAL GOODS - 0.08%
      225,000  Owens-Brockway Glass Container,
                 Senior Notes
                 7.750%, 05/15/11 (C) .......         233,437
                                              ---------------

               COMMERCIAL SERVICES - 0.13%
      370,000  Hertz, Senior Notes
                 7.625%, 06/01/12 ...........         370,925
                                              ---------------

               COMMUNICATIONS - 0.16%
      435,000  British Sky Broadcasting Group,
                 Yankee Bond
                 6.875%, 02/23/09 ...........         471,567
                                              ---------------

               ELECTRONICS - 0.43%
      255,000  L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ...........         282,412
      975,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 ...........         981,094
                                              ---------------
                                                    1,263,506
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.19%
      265,000  MGM Mirage
                 6.750%, 08/01/07 ...........         274,937
      250,000  Park Place Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07 ...........         272,500
                                              ---------------
                                                      547,437
                                              ---------------

               FINANCE - 0.97%
      500,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........         545,145
      175,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........         180,813
      430,000  CIT Group, Senior Notes
                 7.750%, 04/02/12 ...........         499,445
      505,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........         529,096
      975,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........       1,067,514
                                              ---------------
                                                    2,822,013
                                              ---------------

               FOOD AND BEVERAGES - 1.69%
      865,000  Albertson's, Debentures
                 7.450%, 08/01/29 ...........         985,051
      500,000  Campbell Soup
                 5.500%, 03/15/07 ...........         543,727
    1,000,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 ...........       1,068,812
      775,000  General Mills
                 5.125%, 02/15/07 ...........         835,423

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FOOD AND BEVERAGES (CONTINUED)
$     470,000  Kellogg, Series B
                 6.000%, 04/01/06 ........... $       516,670
      465,000  Kraft Foods
                 5.250%, 06/01/07 ...........         489,934
      475,000  Kroger
                 5.500%, 02/01/13 ...........         488,847
                                              ---------------
                                                    4,928,464
                                              ---------------

               HEALTH CARE SERVICES - 0.72%
      565,000  HCA
                 6.300%, 10/01/12 ...........         583,773
    1,500,000  Omnicare, Convertible
                 5.000%, 12/01/07 ...........       1,520,625
                                              ---------------
                                                    2,104,398
                                              ---------------

               INSURANCE - 1.00%
    1,375,000  CNA Financial
                 6.500%, 04/15/05 ...........       1,415,907
      440,000  Mass Mutual Life Insurance
                 7.625%, 11/15/23 (C) .......         505,622
      825,000  Prudential Insurance of America
                 8.300%, 07/01/25 (C) .......       1,009,377
                                              ---------------
                                                    2,930,906
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.12%
      325,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 ...........         340,438
                                              ---------------

               OIL AND GAS EXTRACTION - 0.78%
      450,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........         481,789
      230,000  Duke Capital, Senior Notes
                 7.250%, 10/01/04 ...........         240,380
      425,000  Occidental Petroleum, Senior Notes
                 8.450%, 02/15/29 ...........         568,640
      275,000  Tesoro Petroleum
                 8.000%, 04/15/08 (C) .......         286,000
      650,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 ...........         698,750
                                              ---------------
                                                    2,275,559
                                              ---------------

               RESTAURANTS - 0.15%
      390,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 ...........         430,950
                                              ---------------

               RETAIL - 0.25%
      200,000  Dillard's
                 6.125%, 11/01/03 ...........         202,500
      165,000  Gap (The)
                 5.625%, 05/01/03 ...........         165,000
      350,000  Toys "R" Us
                 7.875%, 04/15/13 ...........         364,642
                                              ---------------
                                                      732,142
                                              ---------------

               TECHNOLOGY - 0.46%
      325,000  IBM
                 5.375%, 02/01/09 ...........         359,572
      905,000  Unisys, Senior Notes
                 8.125%, 06/01/06 ...........         972,875
                                              ---------------
                                                    1,332,447
                                              ---------------



                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               TRANSPORTATION - 0.42%
$     275,939  American Airlines, Series 1999-1
                 6.855%, 04/15/09 ...........    $    258,712
      302,962  Delta Air Lines Equipment Trust,
                 Series 1992-A
                 8.540%, 01/02/07 ...........         235,553
      650,000  Union Pacific, Debentures
                 6.625%, 02/01/29 ...........         727,300

                                              ---------------
                                                    1,221,565
                                              ---------------

               UTILITIES - 2.03%
      100,000  Avista, First Mortgage
                 7.750%, 01/01/07 ...........         110,599
      500,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........         612,159
    1,000,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 ...........       1,055,700
               Kansas Gas & Electric,
                 First Mortgage
      210,000    7.600%, 12/15/03 ...........         214,200
      325,000    6.500%, 08/01/05 ...........         346,125
    2,650,000  Niagara Mohawk Power,
                 Senior Notes
                 Series H, Step Coupon
                 8.500%, 07/01/10 (D) .......       2,749,865
      515,000  NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ...........         558,930
      250,000  Southern California Edison,
                 First Mortgage
                 8.000%, 02/15/07 (C) .......         273,750

                                              ---------------
                                                    5,921,328
                                              ---------------

               WASTE MANAGEMENT - 0.14%
      390,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 ...........         414,622
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $28,858,959) .........      30,429,934
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.16%

    1,930,516  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 ...........       1,953,306
               CS First Boston Mortgage Securities,
    1,250,000    Series 1998-C2, Class A2
                 6.300%, 11/11/30 (E) .......       1,397,941
    1,166,111    Series 2002-34, Class 1A1
                 7.500%, 12/25/32 ...........       1,217,763
    1,000,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (E) .......       1,133,755
      545,799  Nomura Asset Securities,
                 Series 1998-D6, Class A1A
                 6.280%, 03/17/28 ...........         590,046
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $6,062,376) ..........       6,292,811
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

ASSET-BACKED SECURITIES - 2.14%

$   1,400,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ........... $     1,498,551
    1,250,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 ...........       1,275,373
    1,315,000  Chase Credit Card Master Trust
                 Series 2001-5A, Class A
                 1.380%, 02/15/07 (F) .......       1,316,588
      380,533  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 ...........         392,018
    1,740,247  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27                   1,764,480
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $6,128,363) ..........       6,247,010
                                              ---------------

MUNICIPAL SECURITIES - 0.34%

               NEW YORK - 0.34%
               New York City, GO
      450,000    Series G
                 5.500%, 08/01/09 ...........         497,632
      450,000    Series B
                 5.250%, 08/01/08 ...........         491,423
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $986,132) ............         989,055
                                              ---------------

FOREIGN GOVERNMENT BOND - 0.17%

      475,000  Corporacion Andina de Fomento
                 6.875%, 03/15/12 ...........         507,234
                                              ---------------

               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $481,176) ............         507,234
                                              ---------------

COMMERCIAL PAPER (G) - 1.37%

    4,003,000  General Electric Capital
                 1.251%, 05/14/03 ...........       4,001,193
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $4,001,193) ..........       4,001,193
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

REPURCHASE AGREEMENT - 5.65%

$  16,468,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $16,468,554
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $16,800,216) ........ $    16,468,000
                                              ---------------

               TOTAL REPURCHASE AGREEMENT
                 (Cost $16,468,000) .........      16,468,000
                                              ---------------

TOTAL INVESTMENTS - 102.67%
   (Cost $276,018,400)** ....................     299,316,523
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (2.67)% ..      (7,770,360)
                                              ---------------
NET ASSETS - 100.00% ........................ $   291,546,163
                                              ===============

-----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $276,018,400.

     Gross unrealized appreciation .......... $    45,636,746
     Gross unrealized depreciation ..........     (22,338,623)
                                              ---------------
     Net unrealized appreciation ............ $    23,298,123
                                              ===============

(A)  Securities purchased on a when-issued or delayed delivery basis.
(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(C) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $2,827,586 or 0.97% of net assets.
(D) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown reflects the rate in effect at April 30, 2003.
(E) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(F) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2003.
(G)  Annualized  yield at the time of purchase.

     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note
     TBA To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Common Stocks ........................................     62%
Repurchase Agreement .................................      6%
Commercial Paper .....................................      1%
U.S. Government Obligations ..........................      3%
U.S. Government Agency Obligations ...................     14%
Corporate Notes and Bonds:
  Aaa ................................................      4%
  A ..................................................      2%
  Baa ................................................      5%
  Ba .................................................      3%
                                                        ------
                                                          100%
                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS ...........................  55%
CASH AND OTHER NET ASSETS ...............  15%
U.S.  GOVERNMENT AND AGENCY OBLIGATIONS .  14%
CORPORATE  NOTES AND BONDS ..............  13%
ASSET-BACKED  SECURITIES ................   3%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------

COMMON STOCKS - 55.46%

               BIOTECHNOLOGY - 2.60%
       99,800  Amgen* ....................... $     6,118,738
                                              ---------------

               CAPITAL GOODS - 4.87%
       33,600  Caterpillar ..................       1,767,360
      191,700  Masco ........................       4,039,119
       44,600  3M ...........................       5,621,384
                                              ---------------
                                                   11,427,863
                                              ---------------

               COMMUNICATIONS - 2.01%
       10,900  eBay* ........................       1,011,193
       48,900  Gannett ......................       3,702,708
                                              ---------------
                                                    4,713,901
                                              ---------------

               CONSUMER CYCLICALS - 1.46%
       95,360  Marriott International, Class A      3,424,378
                                              ---------------

               CONSUMER STAPLES - 9.43%
      121,950  Colgate-Palmolive ............       6,971,881
      168,900  Gillette .....................       5,143,005
      122,800  Newell Rubbermaid ............       3,742,944
       69,900  Procter & Gamble .............       6,280,515
                                              ---------------
                                                   22,138,345
                                              ---------------

               ENTERTAINMENT AND LEISURE - 1.71%
      215,140  Disney, Walt .................       4,014,512
                                              ---------------

               FINANCE - 1.19%
       71,000  Citigroup ....................       2,786,750
                                              ---------------

               FOOD AND BEVERAGES - 3.80%
      124,000  Coca-Cola ....................       5,009,600
       90,370  PepsiCo ......................       3,911,214
                                              ---------------
                                                    8,920,814
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------

               INSURANCE - 4.18%
      103,200  American International Group . $     5,980,440
       80,260  Marsh & McLennan .............       3,826,797
                                              ---------------
                                                    9,807,237
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 6.06%
      127,020  Johnson & Johnson ............       7,158,847
      148,180  Medtronic ....................       7,074,113
                                              ---------------
                                                   14,232,960
                                              ---------------

               OIL AND GAS EXTRACTION - 3.96%
       67,800  GlobalSantaFe ................       1,434,648
      129,400  Schlumberger .................       5,425,742
      128,100  Transocean ...................       2,440,305
                                              ---------------
                                                    9,300,695
                                              ---------------

               PHARMACEUTICALS - 4.27%
       57,900  Eli Lilly ....................       3,695,178
      205,680  Pfizer .......................       6,324,660
                                              ---------------
                                                   10,019,838
                                              ---------------

               RETAIL - 2.52%
       65,190  Costco Wholesale* ............       2,257,530
       64,600  Kohl's* ......................       3,669,280
                                              ---------------
                                                    5,926,810
                                              ---------------

               TECHNOLOGY - 2.63%
       60,550  Electronic Arts* .............       3,588,799
      101,600  Microsoft ....................       2,597,912
                                              ---------------
                                                    6,186,711
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 3.36%
      272,500  Nokia, SP ADR ................       4,515,325
      106,000  QUALCOMM .....................       3,380,340
                                              ---------------
                                                    7,895,665
                                              ---------------

               TRANSPORTATION - 1.41%
       53,200  United Parcel Service, Class B       3,304,784
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $127,818,034) ........     130,220,001
                                              ---------------

  PAR VALUE
 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.94%

               FEDERAL HOME LOAN MORTGAGE - 3.50%
$     321,287  7.500%, 03/15/07, CMO, Class J         338,565
    2,000,000  5.125%, 10/15/08 .............       2,195,682
    3,000,000  6.625%, 09/15/09 .............       3,537,738
    1,750,000  6.750%, 03/15/31 .............       2,145,248
                                              ---------------
                                                    8,217,233
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 3.28%
    2,000,000  7.000%, 07/15/05 .............       2,227,676
    2,000,000  2.875%, 10/15/05 .............       2,049,826
    3,000,000  6.000%, 05/15/11 .............       3,421,698
                                              ---------------
                                                    7,699,200
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.00%
          734  9.000%, 09/15/08, Pool # 27056             800
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               U.S. TREASURY BONDS - 4.27%
$   3,300,000  7.250%, 05/15/16 ............. $     4,256,614
    2,750,000  8.000%, 11/15/21 .............       3,858,486
    1,500,000  6.875%, 08/15/25 .............       1,912,911
                                              ---------------
                                                   10,028,011
                                              ---------------

               U.S. TREASURY NOTE - 2.89%
    1,600,000  6.500%, 10/15/06 .............       1,827,625
    2,250,000  3.500%, 11/15/06 .............       2,346,154
    2,250,000  6.000%, 08/15/09 .............       2,605,255
                                              ---------------
                                                    6,779,034
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $29,875,735) .........      32,724,278
                                              ---------------

CORPORATE NOTES AND BONDS - 13.07%
               COMMUNICATIONS - 1.30%
    2,500,000  BellSouth Capital Funding
                 7.750%, 02/15/10 ...........       3,046,400
                                              ---------------
               FINANCE - 5.86%
    2,500,000  American Express, Senior Notes
                 6.750%, 06/23/04 ...........       2,647,007
    2,500,000  General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 ...........       2,739,040
    2,000,000  National Rural Utilities Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08 ...........       2,239,278
    3,000,000  NationsBank, Subordinated Notes
                 6.875%, 02/15/05 ...........       3,261,651
    2,500,000  Wells Fargo, Subordinated Notes
                 6.375%, 08/01/11 ...........       2,861,598

                                              ---------------
                                                   13,748,574
                                              ---------------

               INDUSTRIAL - 1.03%
    2,000,000  Honeywell International
                 7.500%, 03/01/10 ...........       2,418,922
                                              ---------------

               OIL AND GAS EXTRACTION - 1.16%
    2,500,000  Conoco Funding
                 5.450%, 10/15/06 ...........       2,729,910
                                              ---------------

               PHARMACEUTICALS - 1.33%
    3,000,000  Merck, Series E, MTN
                 4.125%, 01/18/05 ...........       3,115,614
                                              ---------------

               RETAIL - 1.20%
    2,700,000  Wal-Mart Stores, Senior Notes
                 4.150%, 06/15/05 ...........       2,827,756
                                              ---------------

               TECHNOLOGY - 1.19%
    2,540,000  Hewlett-Packard
                 7.150%, 06/15/05 ...........       2,797,431
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $28,021,591) .........      30,684,607
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

ASSET-BACKED SECURITIES - 2.51%

$   2,500,000  Discover Card Master Trust 1
                 Series 1998-7, Class A
                 5.600%, 05/16/06 ........... $     2,559,888
    3,000,000  PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09 ...........       3,329,225
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $5,352,840) ..........       5,889,113
                                              ---------------
 SHARES
-------

INVESTMENT COMPANIES - 5.85%

   10,705,752  Deutsche Institutional Cash
                 Management Fund ............      10,705,752
    3,023,127  Deutsche Institutional
                 Treasury Money Fund ........       3,023,127
                                              ---------------

               TOTAL INVESTMENT COMPANIES
                 (Cost $13,728,879) .........      13,728,879
                                              ---------------

TOTAL INVESTMENTS - 90.83%
   (Cost $204,797,079)** ....................     213,246,878
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 9.17% ....      21,541,482
                                              ---------------
NET ASSETS - 100.00% ........................ $   234,788,360
                                              ===============

----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $204,797,079.

     Gross unrealized appreciation .......... $    15,344,422
     Gross unrealized depreciation ..........      (6,894,623)
                                              ---------------
     Net unrealized appreciation ............ $     8,449,799
                                              ===============

     CMO Collateralized Mortgage Obligation
     MTN Medium Term Note
  SP ADR Sponsored American Depositary Receipt

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Common Stocks ........................................     61%
Investment Companies .................................      6%
U.S. Government Obligations ..........................      8%
U.S. Government Agency Obligations ...................      8%
Corporate Notes and Bonds:
  Aaa ................................................      6%
  Aa .................................................      4%
  A ..................................................      7%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INTERNATIONAL EQUITY FUND                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ...................... 24%
BANKS .................................... 17%
CONSUMER STAPLES ......................... 13%
PHARMACEUTICALS .......................... 13%
COMMUNICATIONS ........................... 12%
ENERGY ................................... 11%
INDUSTRIAL ...............................  8%
FOREIGN  PREFERRED  STOCKS ...............  1%
CASH AND OTHER NET  ASSETS ...............  1%

% OF TOTAL NET ASSETS MARKET

 SHARES                                            VALUE
-------                                           -------

FOREIGN COMMON STOCKS - 97.69%

               AUSTRALIA - 3.09%
       12,100  Commonwealth Bank of Australia $       206,033
        6,100  Rio Tinto ....................         121,268
                                              ---------------
                                                      327,301
                                              ---------------

               DENMARK - 1.87%
       10,300  Danske Bank ..................         198,177
                                              ---------------

               FINLAND - 2.93%
       15,200  Nokia ........................         257,167
        3,600  UPM-Kymmene ..................          52,632
                                              ---------------
                                                      309,799
                                              ---------------

               FRANCE - 11.60%
        1,150  Air Liquide ..................         174,161
        2,400  Aventis ......................         121,896
        4,200  Axa ..........................          63,794
        5,000  BNP Paribas ..................         234,699
        1,400  L'Oreal ......................         100,074
        1,500  Renault ......................          64,869
        1,000  Sanofi-Synthelabo ............          59,651
        2,000  Schneider Electric ...........          94,683
        2,400  TotalFinaElf .................         314,718
                                              ---------------
                                                    1,228,545
                                              ---------------

               GERMANY - 5.90%
        1,400  Bayerische Motoren Werke (BMW)          46,670
        2,800  Deutsche Bank ................         144,806
        1,100  SAP ..........................         112,696
        2,600  Schering .....................         115,921
        4,100  Siemens ......................         204,396
                                              ---------------
                                                      624,489
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------


               IRELAND - 2.28%
        5,200  Allied Irish Banks ........... $        79,795
       10,500  CRH ..........................         161,243
                                              ---------------
                                                      241,038
                                              ---------------

               ITALY - 2.54%
        6,100  Eni ..........................          86,935
       41,500  UniCredito Italiano ..........         181,554
                                              ---------------
                                                      268,489
                                              ---------------

               JAPAN - 18.06%
       13,000  Ajinomoto ....................         131,897
        5,000  Canon ........................         202,079
           15  Central Japan Railway ........          97,350
        1,300  FANUC ........................          53,195
        1,300  Hoya .........................          76,849
        3,000  Ito-Yokado ...................          70,560
        7,000  Kao ..........................         127,662
          770  Keyence ......................         123,771
        7,000  Matsushita Electric Industrial          55,760
           25  Nippon Telegraph & Telephone .          87,624
           89  NTT DoCoMo ...................         183,582
       26,000  Oji Paper ....................          98,323
        2,500  ORIX .........................         114,246
        2,500  Pioneer ......................          50,101
          700  Rohm .........................          72,136
        4,800  Sony .........................         116,720
        4,800  Takeda Chemical Industries ...         175,885
        3,300  Toyota Motor .................          74,711
                                              ---------------
                                                    1,912,451
                                              ---------------

               NETHERLANDS - 3.49%
          400  Gucci Group ..................          38,480
        3,800  ING Groep ....................          61,705
        3,000  Koninklijke (Royal) Philips
                 Electronics ................          55,812
        6,900  Nutreco Holding ..............         107,808
        6,800  TPG ..........................         106,094
                                              ---------------
                                                      369,899
                                              ---------------

               NORWAY - 0.50%
       11,100  Tomra Systems ................          52,504
                                              ---------------
               PORTUGAL - 1.06%
       15,700  Portugal Telecom, Registered .         112,313
                                              ---------------
               SWEDEN - 1.28%
        5,600  Atlas Copco ..................         135,899
                                              ---------------
               SWITZERLAND - 9.33%
        3,700  Logitech International,
                 Registered* ................         136,405
        1,050  Nestle, Registered ...........         214,063
        7,300  Novartis, Registered .........         287,961
        2,400  Roche Holding ................         152,714
        2,000  Swiss Reinsurance ............         130,653
        1,400  UBS, Registered ..............          66,425
                                              ---------------
                                                      988,221
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
-------------------------
INTERNATIONAL EQUITY FUND                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------

               UNITED KINGDOM - 33.76%
       26,500  ARM Holdings* ................ $        27,107
        3,700  AstraZeneca ..................         145,178
       23,500  Aviva ........................         165,260
       46,500  BP ...........................         294,675
       13,182  Diageo .......................         146,214
       14,700  GlaxoSmithKline ..............         294,620
        5,500  HBOS .........................          64,434
       25,200  HSBC Holdings ................         275,457
       20,700  National Grid Transco ........         135,975
        8,800  Reckitt Benckiser ............         155,204
       20,500  Reed Elsevier ................         163,494
       10,000  Royal Bank of Scotland Group .         262,275
       52,000  Serco Group ..................         130,066
       78,000  Shell Transport & Trading ....         467,180
        7,800  Smith & Nephew ...............          52,016
        5,100  Standard Chartered ...........          56,895
       33,000  Tesco ........................         104,430
       20,800  Unilever .....................         204,450
      217,541  Vodafone Group ...............         429,394
                                              ---------------
                                                    3,574,324
                                              ---------------

               TOTAL FOREIGN COMMON STOCKS
                 (Cost $11,725,440) .........      10,343,449
                                              ---------------

FOREIGN PREFERRED STOCK - 1.22%

               GERMANY - 1.22%
          350  Porsche ......................         128,901
                                              ---------------

               TOTAL FOREIGN PREFERRED STOCK
                 (Cost $97,167) .............         128,901
                                              ---------------
TOTAL INVESTMENTS - 98.91%
   (Cost $11,822,607)** .....................      10,472,350
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.09% ....         115,621
                                              ---------------
NET ASSETS - 100.00% ........................ $    10,587,971
                                              ===============

---------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $11,822,607.

     Gross unrealized appreciation .......... $       396,061
     Gross unrealized depreciation ..........      (1,746,318)
                                              ---------------
     Net unrealized depreciation ............ $    (1,350,257)
                                              ===============



    FOREIGN CURRENCY CONTRACTS PURCHASED:

   CURRENCY   CONTRACT   SETTLEMENT    CONTRACT     UNREALIZED
     VALUE   TO DELIVER    DATES       AT VALUE   (DEPRECIATION)
    -------  ----------   -------     ---------   --------------
   9,188,285     JPY      05/01/03   $    77,044    $     (322)
   1,442,440     JPY      05/02/03        12,095          (124)
                                     -----------    ----------
                                          89,139          (446)
                                     -----------    ----------

    FOREIGN CURRENCY CONTRACTS SOLD:

   CURRENCY   CONTRACT    SETTLEMENT    CONTRACT     UNREALIZED
    VALUE    TO DELIVER     DATES       AT VALUE   (DEPRECIATION)
    -------  ----------   -------     ---------   --------------
      10,737     CHF     05/05/03    $     7,917    $     (180)
       9,138     EUR     05/02/03         10,196          (277)
       6,039     GBP     05/02/03          9,651          (195)
      20,343     GBP     05/02/03         32,513          (656)
   2,196,700     JPY     05/02/03         18,419          (459)
                                     -----------    ----------
                                          78,696        (1,767)
                                     -----------    ----------
                                           Total    $   (2,213)
                                                    ==========

-------------
     CHF Swiss Franc
     EUR Euro
     GBP Great Britain Pound
     JPY Japanese Yen

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


U.S. GOVERNMENT AND AGENCY OBLIGATIONS ... 62%
CORPORATE NOTES AND BONDS ................ 25%
COMMERCIAL MORTGAGE-BACKED SECURITIES ....  5%
ASSET-BACKED SECURITIES ..................  4%
COMMERCIAL PAPER .........................  3%
MUNICIPAL SECURITIES .....................  1%

% OF TOTAL NET ASSETS

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.10%

               FEDERAL HOME LOAN BANK - 1.89%
$  10,075,000  6.500%, 11/15/06, Series TD06  $    11,443,467
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 8.20%
    2,500,000  5.850%, 02/21/06 .............       2,759,370
      356,526  6.500%, 01/01/11,
                 Gold Pool # E00413 .........         377,842
    1,495,426  7.000%, 01/01/15,
                 Gold Pool # E79764 .........       1,599,088
    4,364,339  5.500%, 08/01/17,
                 Gold Pool # E90954 .........       4,539,237
    4,137,001  7.000%, 06/01/29,
                 Gold Pool # G01043 .........       4,369,645
    1,293,214  7.000%, 09/01/31,
                 Gold Pool # C01222 .........       1,364,289
    1,846,902  6.000%, 11/01/31,
                 Gold Pool # C01258 .........       1,923,854
    3,201,459  6.000%, 12/01/31,
                 Gold Pool # C01272 .........       3,334,849
    4,786,434  6.000%, 01/01/32,
                 Gold Pool # C01286 .........       4,985,863
   10,529,184  6.500%, 08/01/32,
                 Gold Pool # C01385 .........      10,996,798
    6,000,000  3.781%, 04/01/33,
                 Pool # 1B0797 ..............       6,150,000
    7,000,000  5.500%, 05/01/33, TBA (A) ....       7,192,500
                                              ---------------
                                                   49,593,335
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 28.17%
    4,700,000  7.000%, 07/15/05 .............       5,235,039
   11,250,000  5.250%, 08/14/06 .............      11,368,091
   13,700,000  4.750%, 06/18/07 .............      14,181,034
   13,000,000  5.250%, 01/15/09 .............      14,316,588
      473,921  7.000%, 01/01/13, Pool # 313966        506,513
      467,484  7.000%, 03/01/13, Pool # 251572        499,633
    1,115,647  6.000%, 06/01/13, Pool # 429584      1,172,566
    2,382,923  6.500%, 06/01/16, Pool # 582645      2,525,893


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$   3,772,765  7.000%, 08/01/16, Pool # 545154  $   4,030,991
    2,218,796  6.500%, 09/01/16, Pool # 253943      2,351,919
    4,458,539  5.500%, 02/01/17, Pool # 631364      4,642,479
    8,040,899  5.500%, 04/01/17, Pool # 254259      8,372,945
    9,055,862  5.500%, 12/01/17, Pool # 254546      9,429,821
   11,667,365  5.000%, 02/01/18, Pool # 681347     12,059,316
    4,978,401  5.000%, 03/01/18, Pool # 675713      5,145,644
    6,000,000  5.000%, 05/01/18, TBA (A) ....       6,183,750
       98,615  7.500%, 07/01/23, Pool # 226065        105,894
      985,825  7.000%, 05/01/26, Pool # 303884      1,045,009
    1,209,640  6.500%, 05/01/28, Pool # 436779      1,266,123
      718,629  6.500%, 09/01/28, Pool # 430877        751,773
    1,129,885  6.500%, 10/01/28, Pool # 442329      1,181,997
    2,269,852  6.000%, 12/01/28, Pool # 535126      2,369,125
      712,263  6.500%, 06/01/29, Pool # 501319        744,867
    2,177,824  6.500%, 06/01/29, Pool # 504545      2,277,515
    4,373,263  6.500%, 09/01/31, Pool # 253949      4,570,663
    2,296,319  6.500%, 09/01/31, Pool # 602056      2,399,970
   14,904,943  5.500%, 01/01/33, Pool # 680930     15,340,913
   11,458,095  5.500%, 02/01/33, Pool # 689115     11,793,244
   11,962,995  4.205%, 03/01/33, Pool # 681846     12,183,014
   11,785,000  6.000%, 05/01/33, TBA (A) ....      12,267,454
                                              ---------------
                                                  170,319,783
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 3.04%
      385,959  7.000%, 10/15/23, Pool # 345894        412,421
      895,870  7.000%, 12/15/23, Pool # 366646        957,292
      460,201  6.500%, 03/15/26, Pool # 422527        485,471
      352,379  7.000%, 06/15/27, Pool # 780584        374,742
    1,420,975  7.000%, 09/15/28, Pool # 458926      1,510,243
    1,340,345  6.000%, 01/15/29, Pool # 457858      1,405,692
      678,711  7.000%, 03/15/29, Pool # 505567        720,708
      896,061  7.000%, 05/15/29, Pool # 487221        951,508
    1,126,700  7.000%, 03/15/31, Pool # 547577      1,195,208
    3,493,058  7.000%, 02/20/32, Pool # 003202      3,689,710
    2,521,002  6.500%, 03/15/32, Pool # 569214      2,651,798
    3,833,908  6.500%, 04/15/32, Pool # 584362      4,032,821
                                              ---------------
                                                   18,387,614
                                              ---------------

               U.S. TREASURY BONDS - 7.93%
   11,250,000  7.500%, 11/15/16 .............      14,818,365
    4,750,000  6.250%, 08/15/23 .............       5,627,268
   10,200,000  6.000%, 02/15/26 .............      11,785,784
    9,800,000  5.250%, 11/15/28 (B) .........      10,303,788
    4,500,000  6.250%, 05/15/30 .............       5,423,733
                                              ---------------
                                                   47,958,938
                                              ---------------

               U.S. TREASURY NOTE - 12.87%
   23,000,000  3.000%, 01/31/04 (B) .........      23,328,831
    7,750,000  5.875%, 11/15/04 .............       8,287,354
      500,000  6.750%, 05/15/05 .............         552,500
   13,825,000  6.500%, 08/15/05 (B) .........      15,344,672
    6,000,000  5.750%, 11/15/05 .............       6,596,016
    4,500,000  7.000%, 07/15/06 .............       5,182,209
    4,025,000  6.125%, 08/15/07 .............       4,605,325
   12,800,000  4.750%, 11/15/08 .............      13,922,509
                                              ---------------
                                                   77,819,416
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $363,540,992) ........     375,522,553
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------


CORPORATE NOTES AND BONDS - 24.52%

               AUTOMOBILE - 0.29%
$   1,700,000  Dana
                 6.250%, 03/01/04 ........... $     1,725,500
                                              ---------------

               BASIC MATERIALS - 1.55%
    2,750,000  Cascades, Senior Notes
                 7.250%, 02/15/13 (C) .......       2,915,000
    3,225,000  IMC Global
                 7.625%, 11/01/05 ...........       3,305,625
    3,060,000  Noranda, Senior Notes,
                 Yankee Bond
                 7.250%, 07/15/12 ...........       3,157,186
                                              ---------------
                                                    9,377,811
                                              ---------------

               CAPITAL GOODS - 0.22%
    1,300,000  Owens-Brockway Glass Container,
                 Senior Notes
                 7.750%, 05/15/11 (C) .......       1,348,750
                                              ---------------

               COMMERCIAL SERVICES - 0.22%
    1,350,000  Hertz, Senior Notes
                 7.625%, 06/01/12 ...........       1,353,376
                                              ---------------

               COMMUNICATIONS - 0.48%
    2,665,000  British Sky Broadcasting Group,
                 Yankee Bond
                 6.875%, 02/23/09 ...........       2,889,025
                                              ---------------

               ELECTRONICS - 1.30%
    1,550,000  L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ...........       1,716,625
    6,125,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 ...........       6,163,281
                                              ---------------
                                                    7,879,906
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.41%
    1,225,000  MGM Mirage
                 6.750%, 08/01/07 ...........       1,270,938
    1,125,000  Park Place Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07 ...........       1,226,250
                                              ---------------
                                                    2,497,188
                                              ---------------

               FINANCE - 3.16%
    2,800,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........       3,052,815
    1,100,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........       1,136,542
    2,675,000  CIT Group, Senior Notes
                 7.750%, 04/02/12 ...........       3,107,010
    2,975,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........       3,116,952
    3,375,000  Prudential Funding, MTN
                 6.600%, 05/15/08 (C) .......       3,819,801
    4,440,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........       4,861,294
                                              ---------------
                                                   19,094,414
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FOOD AND BEVERAGES - 4.72%
$   5,025,000  Albertson's, Debentures
                 7.450%, 08/01/29 ........... $     5,722,405
    3,100,000  Campbell Soup
                 5.500%, 03/15/07 ...........       3,371,110
    5,375,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 ...........       5,744,865
    4,200,000  General Mills
                 5.125%, 02/15/07 ...........       4,527,453
    2,875,000  Kellogg, Series B
                 6.000%, 04/01/06 ...........       3,160,479
    2,800,000  Kraft Foods
                 5.250%, 06/01/07 ...........       2,950,139
    2,975,000  Kroger
                 5.500%, 02/01/13 ...........       3,061,727
                                              ---------------
                                                   28,538,178
                                              ---------------

               HEALTH CARE SERVICES - 0.94%
    2,900,000  HCA
                 6.300%, 10/01/12 ...........       2,996,355
    2,650,000  Omnicare, Convertible
                 5.000%, 12/01/07 ...........       2,686,438
                                              ---------------
                                                    5,682,793
                                              ---------------
               INSURANCE - 1.79%
    5,825,000  CNA Financial
                 6.500%, 04/15/05 ...........       5,998,300
    2,625,000  Mass Mutual Life Insurance
                 7.625%, 11/15/23 (C) .......       3,016,495
    1,500,000  Prudential Insurance of America
                 8.300%, 07/01/25 (C) .......       1,835,230
                                              ---------------
                                                   10,850,025
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.25%
    1,450,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 ...........       1,518,875
                                              ---------------

               OIL AND GAS EXTRACTION - 1.99%
    2,600,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........       2,783,667
    1,400,000  Duke Capital, Senior Notes
                 7.250%, 10/01/04 ...........       1,463,185
    2,650,000  Occidental Petroleum, Senior Notes
                 8.450%, 02/15/29 ...........       3,545,636
    1,625,000  Tesoro Petroleum
                 8.000%, 04/15/08 (C) .......       1,690,000
    2,400,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 ...........       2,580,000
                                              ---------------
                                                   12,062,488
                                              ---------------

               RESTAURANTS - 0.39%
    2,135,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 ...........       2,359,175
                                              ---------------

               RETAIL - 0.61%
      700,000  Dillard's
                 6.125%, 11/01/03 ...........         708,750
      765,000  Gap (The)
                 5.625%, 05/01/03 ...........         765,000
    2,100,000  Toys "R" Us
                 7.875%, 04/15/13 ...........       2,187,851
                                              ---------------
                                                    3,661,601
                                              ---------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               TECHNOLOGY - 1.12%
$   2,000,000  IBM
                 5.375%, 02/01/09 ........... $     2,212,748
    4,215,000  Unisys, Senior Notes
                 8.125%, 06/01/06 ...........       4,531,125
                                              ---------------
                                                    6,743,873
                                              ---------------

               TRANSPORTATION - 0.86%
    1,647,599  American Airlines, Series 1999-1
                 6.855%, 04/15/09 ...........       1,544,623
    3,250,000  Union Pacific, Debentures
                 6.625%, 02/01/29 ...........       3,636,500
                                              ---------------
                                                    5,181,123
                                              ---------------

               UTILITIES - 3.81%
      620,000  Avista, First Mortgage
                 7.750%, 01/01/07 ...........         685,717
    3,000,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........       3,672,954
    3,750,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 ...........       3,958,875
               Kansas Gas & Electric,
                 First Mortgage
      959,000    7.600%, 12/15/03 ...........         978,180
    2,100,000    6.500%, 08/01/05 ...........       2,236,500
    6,250,000  Niagara Mohawk Power,
                 Senior Notes
                 Series H, Step Coupon
                 8.500%, 07/01/10 (D) .......       6,485,531
    3,150,000  NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ...........       3,418,695
    1,450,000  Southern California Edison,
                 First Mortgage
                 8.000%, 02/15/07 (C) .......       1,587,750
                                              ---------------
                                                   23,024,202
                                              ---------------

               WASTE MANAGEMENT - 0.41%
    2,351,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 ...........       2,499,426
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $141,902,700) ........     148,287,729
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.96%
    1,210,266  Asset Securitization,
                 Series 1995-MD4, Class A1
                 7.100%, 08/13/29 (E) .......       1,334,387
   11,463,970  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 ...........      11,599,302
               CS First Boston Mortgage Securities,
    4,000,000    Series 1998-C2, Class A2
                 6.300%, 11/11/30 ...........       4,473,413
    7,729,372    Series 2002-34, Class 1A1
                 7.500%, 12/25/32 ...........       8,071,745
      946,377  First Union-Lehman Brothers
                 Commerical Mortgage, CMO,
                 Series 1997-C2, Class A2
                 6.600%, 11/18/29 ...........         985,465


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

$   1,825,000  GMAC Commercial
                 Mortgage Securities,
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35 ........... $     2,125,636
    1,250,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (E) .......       1,417,193
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $29,348,965) .........      30,007,141
                                              ---------------

ASSET-BACKED SECURITIES - 4.13%
      537,207  Amresco Securitized
                 Net Interest Trust,
                 Series 1997-1, Class A
                 7.545%, 09/26/27 (C)(E) ....         322,325
    7,500,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ...........       8,027,953
    3,500,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 ...........       3,571,044
    6,000,000  CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09 ...........       6,295,791
    1,217,704  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 ...........       1,254,458
    5,416,519  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27 ...........       5,491,943
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $24,866,554) .........      24,963,514
                                              ---------------

MUNICIPAL SECURITIES - 1.04%

               NEW YORK - 1.04%
               New York City, GO
    2,850,000    Series B
                 5.250%, 08/01/08 ...........       3,112,342
    2,850,000    Series G
                 5.500%, 08/01/09 ...........       3,151,673
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $6,245,504) ..........       6,264,015
                                              ---------------

FOREIGN GOVERNMENT BOND - 0.47%

    2,685,000  Corporacion Andina de Fomento
                 6.875%, 03/15/12 ...........       2,867,204
                                              ---------------

               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $2,719,793) ..........       2,867,204
                                              ---------------

COMMERCIAL PAPER (F) - 3.19%

   19,300,000  General Electric Capital
                 1.250%, 05/14/03 ...........      19,291,288
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $19,291,288) .........      19,291,288
                                              ---------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

REPURCHASE AGREEMENT - 4.00%

$  24,191,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/01/03,
                 repurchase price $24,191,813
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value $24,677,700) ......... $    24,191,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $24,191,000) .........      24,191,000
                                              ---------------

TOTAL INVESTMENTS - 104.41%
   (Cost $612,106,796)* .....................     631,394,444
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (4.41)% ..     (26,701,163)
                                              ---------------
NET ASSETS - 100.00% ........................ $   604,693,281
                                              ===============

---------------------------
  * Aggregate cost for Federal income tax purposes is $612,106,796.

     Gross unrealized appreciation .......... $    19,965,883
     Gross unrealized depreciation ..........        (678,235)
                                              ---------------
     Net unrealized appreciation ............ $    19,287,648
                                              ===============

(A)  Securities purchased on a when-issued or delayed delivery basis.
(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(C) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $16,535,351 or 2.73% of net assets.
(D) Step Coupon. A bond that pays an intial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon shown reflects the rate in effect on April 30, 2003.
(E) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(F)  Annualized yield at the time of purchase.

     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note
     TBA To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Repurchase Agreement ..................................     4%
Commercial Paper ......................................     3%
U.S. Government Obligations ...........................    20%
U.S. Government Agency Obligations ....................    40%
Corporate Notes and Bonds:
  Aaa .................................................     5%
  Aa ..................................................     1%
  A ...................................................     5%
  Baa .................................................     8%
  Bbb .................................................     1%
  Ba ..................................................     5%
  NR ..................................................     8%
                                                         ----
                                                          100%
                                                         ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT AND AGENCY OBLIGATIONS... 55%
CORPORATE NOTES AND BONDS................ 27%
ASSET-BACKED SECURITIES..................  8%
COMMERCIAL MORTGAGE-BACKED SECURITIES....  7%
COMMERCIAL PAPER.........................  2%
CASH AND OTHER ASSETS....................  1%

% OF TOTAL NET ASSETS

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.64%

               FEDERAL FARM CREDIT BANK - 1.00%
$     500,000  5.970%, 03/11/05 ............. $       540,588
                                              ---------------

               FEDERAL HOME LOAN BANK - 13.34%
    2,500,000  5.300%, 01/30/07 .............       2,578,130
    2,000,000  5.610%, 02/27/07, Series 3A07        2,028,278
    1,250,000  5.875%, 11/15/07 .............       1,409,736
    1,000,000  6.500%, 08/14/09 .............       1,175,560
                                              ---------------
                                                    7,191,704
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 4.14%
    1,000,000  2.875%, 09/15/05 .............       1,023,974
      385,543  5.500%, 08/01/17,
                 Gold Pool # E90954 .........         400,993
      772,080  6.500%, 08/01/32,
                 Gold Pool # C01385 .........         806,369
                                              ---------------
                                                    2,231,336
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 18.28%
      689,912  6.000%, 10/01/16, Pool # 611322        723,471
      804,090  5.500%, 04/01/17, Pool # 254259        837,294
      743,934  6.000%, 06/01/17, Pool # 254342        780,056
      973,504  5.500%, 11/01/17, Pool # 659589      1,013,705
      638,455  6.500%, 03/01/32, Pool # 254239        667,277
      588,468  7.000%, 04/01/32, Pool # 545556        621,941
      759,062  6.500%, 10/01/32, Pool # 254479        793,328
    1,270,073  4.912%, 02/01/33, Pool # 682778      1,299,785
      996,916  4.205%, 03/01/33, Pool # 681846      1,015,251
    1,050,000  3.785%, 05/01/33, Pool # 703979      1,061,812
    1,000,000  6.000%, 05/01/33, TBA (A) ....       1,040,938
                                              ---------------
                                                    9,854,858
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.23%
      629,230  6.500%, 05/15/32, Pool # 584389        661,875
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------

               U.S. TREASURY NOTE - 16.65%
$     500,000  5.750%, 08/15/03 ............. $       506,875
    1,000,000  3.250%, 12/31/03 .............       1,014,336
    1,000,000  1.750%, 12/31/04 .............       1,006,563
      800,000  6.250%, 02/15/07 .............         912,938
    1,000,000  4.375%, 05/15/07 .............       1,073,321
    1,750,000  5.625%, 05/15/08 .............       1,976,749
    1,500,000  6.000%, 08/15/09 (B) .........       1,736,836
      125,000  5.750%, 08/15/10 .............         143,350
      600,000  3.875%, 02/15/13 .............         600,985
                                              ---------------
                                                    8,971,953
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $28,312,448) .........      29,452,314
                                              ---------------

CORPORATE NOTES AND BONDS - 27.04%

               CONSUMER CYCLICALS - 1.42%
      510,000  Leggett & Platt
                 7.650%, 02/15/05 ...........         551,445
      210,000  Newell Rubbermaid
                 4.625%, 12/15/09 ...........         215,798
                                              ---------------
                                                      767,243
                                              ---------------

               ENTERTAINMENT AND LEISURE - 1.15%
      575,000  Disney, Walt
                 7.300%, 02/08/05 ...........         621,904
                                              ---------------

               FINANCE - 7.67%
      490,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........         534,242
    1,000,000  Associates N.A., MTN, Series H
                 6.260%, 02/15/06 ...........       1,098,137
      250,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........         258,305
      775,000  BB&T, Subordinated Notes
                 4.750%, 10/01/12 ...........         789,234
      460,000  General Electric Capital,
                 Series A, MTN
                 5.000%, 06/15/07 ...........         495,777
      250,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........         261,929
      410,000  Marshall & Ilsley Bank
                 5.250%, 09/04/12 ...........         432,028
      240,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........         262,773
                                              ---------------
                                                    4,132,425
                                              ---------------

               FOOD AND BEVERAGES - 6.10%
      460,000  Albertson's, Senior Notes
                 6.950%, 08/01/09 ...........         520,554
      365,000  Campbell Soup
                 5.000%, 12/03/12 ...........         377,194
      500,000  Conagra Foods
                 6.000%, 09/15/06 ...........         547,208
      500,000  General Mills
                 5.125%, 02/15/07 ...........         538,983
      465,000  Heinz (H.J.) Finance
                 6.000%, 03/15/12 ...........         512,798
      250,000  Kellogg, Series B
                 6.000%, 04/01/06 ...........         274,824


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FOOD AND BEVERAGES (CONTINUED)
$     250,000  Kraft Foods
                 4.625%, 11/01/06 ........... $       260,902
      250,000  Kroger
                 5.500%, 02/01/13 ...........         257,288

                                              ---------------
                                                    3,289,751
                                              ---------------

               INSURANCE - 1.91%
      500,000  CNA Financial
                 6.500%, 04/15/05 ...........         514,876
      450,000  Prudential Insurance of America
                 7.650%, 07/01/07 (C) .......         512,498
                                              ---------------
                                                    1,027,374
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.60%
      300,000  Guidant
                 6.150%, 02/15/06 ...........         325,104
                                              ---------------

               OIL AND GAS EXTRACTION - 2.33%
      235,000  Conoco Funding
                 6.350%, 10/15/11 ...........         266,757
      400,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........         428,257
      550,000  Occidental Petroleum
                 4.000%, 11/30/07 ...........         559,144
                                              ---------------
                                                    1,254,158
                                              ---------------

               PHARMACEUTICALS - 2.18%
    1,000,000  Eli Lilly
                 8.375%, 12/01/06 ...........       1,177,014
                                              ---------------

               PRINTING AND PUBLISHING - 0.50%
      250,000  Viacom
                 5.625%, 08/15/12 ...........         271,023
                                              ---------------

               TECHNOLOGY - 0.99%
      510,000  IBM
                 4.250%, 09/15/09 ...........         531,846
                                              ---------------

               TRANSPORTATION - 0.54%
      260,000  Union Pacific
                 6.125%, 01/15/12 ...........         287,828
                                              ---------------

               UTILITIES - 1.65%
      275,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........         336,688
      535,000  MidAmerican Energy
                 5.125%, 01/15/13 ...........         553,346
                                              ---------------
                                                      890,034
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $14,138,516) .........      14,575,704
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------

ASSET-BACKED SECURITIES - 8.27%

$   1,000,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ........... $     1,070,394
    1,000,000  CIT Equipment Collateral,
                 Series 2002-VT1, Class A3
                 4.030%, 01/20/06 ...........       1,024,356
      435,000  Citibank Credit Card Issuance Trust
                 Series 2000-C1, Class C1
                 7.450%, 09/15/07 ...........         478,158
    1,000,000  MMCA Automobile Trust
                 Series 2001-4, Class A4
                 4.920%, 08/15/07 ...........       1,040,931
      780,000  Residential Asset Mortgage Products,
                 Series 2002-RS2, Class AI4
                 6.550%, 03/25/32 ...........         842,960
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $4,423,316) ..........       4,456,799
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.58%

    1,212,760  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 (D) .......       1,227,077
      442,182  Green Tree Home Improvement
                 Loan Trust
                 Series 1998-E, Class HEA4
                 6.620%, 07/15/27 ...........         461,567
    1,000,000  LB Commercial Conduit
                 Mortgage Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31 ...........       1,146,172
      394,602  Master Asset Securitization Trust
                 Series 2002-8, Class 1A2
                 5.250%, 12/25/17 (D) .......         404,707
      829,262  Washington Mutual
                 Series 2002-S8, Class 2A7
                 5.250%, 01/25/18 (D) .......         847,116
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $4,016,457) ..........       4,086,639
                                              ---------------

COMMERCIAL PAPER (E) - 1.91%

    1,033,000  General Electric Capital
                 1.250%, 05/14/03 ...........       1,032,534
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $1,032,534) ..........       1,032,534
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------


INVESTMENT COMPANIES - 1.92%

    1,034,593  Deutsche Institutional Cash
                 Management Fund ............ $     1,034,593
          406  Deutsche Institutional
                 Treasury Money Fund ........             406
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $1,034,999) ..........       1,034,999
                                              ---------------

TOTAL INVESTMENTS - 101.36%
   (Cost $52,958,270)* ......................      54,638,989
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.36)% ..        (735,258)
                                              ---------------
NET ASSETS - 100.00% ........................ $    53,903,731
                                              ===============

--------------------------------
   * Aggregate cost for Federal income tax purposes is $52,958,270.

     Gross unrealized appreciation .......... $     1,719,774
     Gross unrealized depreciation ..........         (39,055)
                                              ---------------
     Net unrealized appreciation ............ $     1,680,719
                                              ===============

(A) Security purchased on a when-issued or delayed delivery basis.
(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in a transaction exempt from registration, to qualified institutional buyers. At April 30, 2003, this security amounted to $512,498 or 0.95% of net assets.
(D) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(E) Annualized yield at the time of purchase.

MTN      Medium Term Note
TBA      To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Investment Companies .................................      2%
Commercial Paper .....................................      2%
U.S. Government Obligations ..........................     16%
U.S. Government Agency Obligations ...................     37%
Corporate Notes and Bonds:
  Aaa ................................................     16%
  Aa .................................................      5%
  A ..................................................     12%
  Baa ................................................     10%
                                                         ----
                                                          100%
                                                         ====



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA ....................................   51%
AA .....................................   33%
A ......................................    5%
INVESTMENT COMPANIES ...................    5%
BAA ....................................    3%
BBB ....................................    2%
NOT RATED ..............................    1%

% OF TOTAL NET ASSETS (RATINGS UNAUDITED)

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

MUNICIPAL SECURITIES - 93.22%

               ALABAMA - 2.50%
$   1,000,000  Birmingham Industrial Water Board,
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (A) ....... $     1,147,470
                                              ---------------
               ARIZONA - 3.99%
    1,000,000  Phoenix Civic Improvement,
                 Wastewater Systems RB
                 5.250%, 07/01/11
                 Insured: FGIC ..............       1,133,800
               Salt River Project, Agricultural
                 Improvement and Power District
                 Electric System RB,
      210,000    Prerefunded, Series A, ETM
                 5.500%, 01/01/05 ...........         224,395
      240,000    Unrefunded, Series A
                 5.500%, 01/01/05 ...........         256,248
      200,000  Tucson Water RB
                 5.400%, 07/01/05 ...........         216,924
                                              ---------------
                                                    1,831,367
                                              ---------------

               COLORADO - 2.52%
    1,000,000  Colorado Department of
                 Transportation RB,
                 Federal Highway Grant
                 Anticipation Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA ..............       1,159,910
                                              ---------------

               DISTRICT OF COLUMBIA - 1.56%
      640,000  District of Columbia RB,
                 Smithsonian Institute, Series A
                 5.375%, 11/01/15 ...........         715,315
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               FLORIDA - 1.65%
$     750,000  Palm Beach County,
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 ........... $       756,713
                                              ---------------

               GEORGIA - 2.45%
      500,000  Cartersville Development Authority,
                 Water & Wastewater
                 Facilities RB, Series A,
                 Ansheuser-Busch Cos., AMT
                 7.375%, 05/01/09 ...........         609,295
               State of Georgia, GO
      250,000    Series A, 6.100%, 03/01/05 .         271,203
      200,000    Series D, 6.700%, 08/01/09 .         244,740
                                              ---------------
                                                    1,125,238
                                              ---------------

               IDAHO - 2.78%
    1,000,000  Idaho Health Facilities Authority RB,
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 ...........       1,277,260
                                              ---------------

               ILLINOIS - 10.28%
      500,000  Chicago Board of Education,
                 School Reform Board,
                 Series A, GO
                 5.250%, 12/01/21
                 Insured: FGIC ..............         556,235
      250,000  Chicago Public Building
                 Commission RB, School
                 Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC ..............         284,392
      375,000  Dupage County, Jail Project, GO
                 5.600%, 01/01/21 ...........         433,339
    1,000,000  Illinois Development Finance
                 Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC ..............       1,183,410
    1,000,000  Lake County Township High School,
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 ...........       1,350,710
      785,000  University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC ..............         911,456
                                              ---------------
                                                    4,719,542
                                              ---------------

               INDIANA - 1.85%
      700,000  Indianapolis Public
                 Improvement RB, Series B
                 6.000%, 01/10/20 ...........         850,920
                                              ---------------

               KANSAS - 6.20%
    1,000,000  Burlington Environmental
                 Improvement RB,
                 Kansas City Power & Light Project,
                 Series B
                 Mandatory Put 10/01/07,
                 4.750%, 09/01/15 ...........       1,040,640
    1,020,000  Butler & Sedgwick Counties,
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA ...............       1,235,342



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               KANSAS (CONTINUED)
$     500,000  Sedgwick County, Unified School
                 District 259, Wichita, GO
                 5.250%, 09/01/10 ........... $       569,565
                                              ---------------
                                                    2,845,547
                                              ---------------

               KENTUCKY - 0.76%
      350,000  Jefferson County,
                 Series C, GO, AMT
                 5.375%, 05/15/03 ...........         350,406
                                              ---------------

               MASSACHUSETTS - 3.70%
      500,000  Massachusetts State Construction
                 Lien, Series C, GO
                 5.250%, 08/01/17 ...........         562,675
    1,000,000  Massachusetts State Grant
                 Anticipation RB, Federal Highway
                 Grant Anticipation Notes,
                 Series A
                 5.250%, 12/15/08 ...........       1,138,060
                                              ---------------
                                                    1,700,735
                                              ---------------

               MICHIGAN - 3.59%
      400,000  Michigan Municipal Bond
                 Authority RB,
                 Refunding, Drinking Water
                 Revenue Fund
                 5.500%, 10/01/16 ...........         472,284
    1,000,000  Michigan State Trunk Line RB
                 Refunding, Series A
                 5.500%, 11/01/18 ...........       1,175,750
                                              ---------------
                                                    1,648,034
                                              ---------------

               MISSISSIPPI - 3.29%
    1,000,000  Mississippi State Hospital Equipment &
                 Facilities Authority RB,
                 Baptist Medical Center Project
                 6.500%, 05/01/10
                 Insured: MBIA ..............       1,102,380
      350,000  State of Mississippi,
                 Capital Improvements Issue,
                 Series I, GO
                 5.750%, 11/01/09 (A) .......         409,518
                                              ---------------
                                                    1,511,898
                                              ---------------

               NEBRASKA - 1.23%
      500,000  Omaha Public Power District
                 Electric RB, Series C
                 5.400%, 02/01/08 ...........         564,160
                                              ---------------

               NEVADA - 0.83%
      350,000  Clark County, Nevada
                 School District, GO,
                 Pre-refunded 12/15/04
                 6.400%, 06/15/06
                 Insured: FGIC ..............         382,858
                                              ---------------

               NEW HAMPSHIRE - 0.27%
      115,000  New Hampshire State Housing
                 Financial Authority Single
                 Family RB, Series B, AMT
                 4.850%, 07/01/08 ...........         122,652
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               NEW YORK - 1.18%
$     500,000  New York City, Series A, GO
                 6.000%, 08/01/05 ........... $       541,495
                                              ---------------

               OHIO - 6.03%
    1,000,000  Montgomery County Hospital RB,
                 Kettering Medical Center
                 6.000%, 04/01/08 ...........       1,094,770
    1,500,000  Ohio State Water
                 Development Authority RB
                 5.000%, 12/01/06 ...........       1,673,610
                                              ---------------
                                                    2,768,380
                                              ---------------

               OKLAHOMA - 6.71%
               Oklahoma City, GO
    1,000,000    5.500%, 07/01/11 ...........       1,149,970
      240,000    5.550%, 08/01/11 ...........         277,166
      500,000  Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05 ...........         529,810
    1,000,000  Tulsa Industrial Authority RB,
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17 ...........       1,124,940
                                              ---------------
                                                    3,081,886
                                              ---------------

               PENNSYLVANIA - 2.72%
      250,000  Beaver County Industrial
                 Development Authority, PCR,
                 Cleveland Electric Project
                 4.600%, 10/01/30 (B) .......         251,790
    1,000,000  University of Pittsburgh,
                 Commonwealth of Pennsylvania
                 System of Higher Education RB,
                 University Capital Project,
                 Series B
                 1.350%, 09/15/24 (B) .......       1,000,000
                                              ---------------
                                                    1,251,790
                                              ---------------

               PUERTO RICO - 1.21%
      500,000  Puerto Rico Commonwealth,
                 Series D, GO
                 5.000%, 07/01/21
                 Issured: FSA ...............         554,475
                                              ---------------

               RHODE ISLAND - 2.84%
    1,175,000  Rhode Island State and
                 Providence Plantations,
                 Consolidated Capital
                 Development Loan, Series B, GO
                 5.000%, 11/01/06
                 Insured: FGIC ..............       1,306,647
                                              ---------------

               SOUTH CAROLINA - 0.65%
      285,000  Anderson County School District
                 No. 002, Series B, GO
                 7.125%, 03/01/04 ...........         299,033
                                              ---------------

               TENNESSEE - 2.42%
    1,000,000  State of Tennessee, Series A, GO
                 5.000%, 05/01/13 ...........       1,113,920
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               TEXAS - 11.24%
$     480,000  Frisco Independent
                 School District, GO
                 7.000%, 08/15/10
                 Insured: PSF ............... $       595,445
      450,000  Harris County, Toll Road RB,
                 Senior Lien, Series A,
                 Pre-refunded 08/15/04
                 6.375%, 08/15/24
                 Insured: MBIA ..............         488,781
      200,000  Humble Independent
                 School District Refunding,
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF ...............         227,688
      550,000  Plano Independent
                 School District, GO
                 5.000%, 02/15/09
                 Insured: PSF ...............         611,320
    1,250,000  Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC ..............       1,392,650
      210,000  Tarrant County Health
                 Facilities Development,
                 Health System RB, Series A
                 5.500%, 02/15/05
                 Insured: MBIA ..............         224,370
      500,000  Texas Municipal Power
                 Agency RB, Series E
                 5.500%, 09/01/10
                 Insured: MBIA ..............         573,110
    1,000,000  Victoria County Hospital RB,
                 Citizens Medical Center
                 6.250%, 01/01/16
                 Insured: AMBAC .............       1,047,940
                                              ---------------
                                                    5,161,304
                                              ---------------

               UTAH - 4.86%
      300,000  Intermountain Power Agency,
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA ...............         347,343
    1,000,000  Jordan School District,
                 Series A, GO
                 5.250%, 06/15/10 (A) .......       1,132,140
      350,000  Tooele County Hazardous
                 Waste Treatment RB,
                 Union Pacific Project, AMT
                 5.700%, 11/01/26 ...........         350,970
      350,000  Utah State Building Ownership
                 Authority Lease RB,
                 Series A, State Facilities
                 Master Lease PG-C
                 5.500%, 05/15/11
                 Insured: FSA ...............         399,672
                                              ---------------
                                                    2,230,125
                                              ---------------

               VIRGINIA - 0.58%
      250,000  Virginia State Housing Developement
                 RB Authority, Commonwealth
                 Mortgage, Series H, Sub-Series H2
                 4.750%, 07/01/07 ...........         264,958
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               WISCONSIN - 3.33%
$   1,345,000  State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC .......... $     1,529,722
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $39,586,731)                42,813,760
                                              ---------------

 SHARES
-------

INVESTMENT COMPANIES - 5.31%

      963,334  Blackrock Provident
                 Money Market Fund                    963,334
    1,475,024  Goldman Sachs Tax Exempt Fund        1,475,024
                                              ---------------

               TOTAL INVESTMENT COMPANIES
                 (Cost $2,438,358) ..........       2,438,358
                                              ---------------

TOTAL INVESTMENTS - 98.53%
   (Cost $42,025,089)* ......................      45,252,118
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.47% ....         673,019
                                              ---------------
NET ASSETS - 100.00% ........................ $    45,925,137
                                              ===============

--------------------------------------
  * Aggregate cost for Federal income tax purposes is $42,025,089.

     Gross unrealized appreciation .......... $     3,227,029
     Gross unrealized depreciation ..........              --
                                              ---------------
     Net unrealized appreciation ............ $     3,227,029
                                              ===============

(A) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(B) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2003. The maturity date shown is the next scheduled reset date.

   AMBAC AMBAC Assurance Corp.
     AMT Alternative Minimum Tax
     ETM Escrowed to Maturity
    FGIC Financial Guaranty Insurance Co.
     FSA Financial Security Assurance, Inc.
      GO General Obligation
     IBC Insured Bond Certificate
    MBIA MBIA Insurance Corporation
     PCR Pollution Control Revenue
     PSF Permanent School Fund
      RB Revenue Bond

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Investment Companies .................................      5%
Corporate Notes and Bonds:
  Aaa ................................................     52%
  Aa .................................................     33%
  A ..................................................      5%
  Baa ................................................      3%
  Bbb ................................................      2%
                                                         ----
                                                          100%
                                                         ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTOR MONEY MARKET FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


COMMERCIAL  PAPER .......................  60%
CERTIFICATES  OF DEPOSIT ................  29%
U.S. GOVERNMENT AGENCY OBLIGATIONS ......   5%
TIME DEPOSIT ............................   4%
BANK NOTE ...............................   1%
CASH AND OTHER NET ASSETS ...............   1%

% OF TOTAL NET ASSETS
                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------

COMMERCIAL PAPER (A) - 60.15%

               AIRLINES - 3.20%
$  13,000,000  International Lease Finance
                 1.240%, 05/15/03 ........... $    12,993,731
                                              ---------------

               ASSET-BACKED (B) - 20.95%
    8,000,000  Blue Ridge Asset Funding
                 1.260%, 06/05/03 ...........       7,990,200
   13,000,000  Enterprise Funding
                 1.250%, 05/09/03 ...........      12,996,389
   14,000,000  Falcon Asset Securitization
                 1.260%, 06/02/03 ...........      13,984,320
   13,000,000  FCAR Owner Trust
                 1.250%, 05/14/03 ...........      12,994,132
               Fountain Square Commercial Funding
    5,000,000    1.270%, 06/02/03 ...........       4,994,356
    7,000,000    1.250%, 07/25/03 ...........       6,979,340
               Mont Blanc Capital
    7,000,000    1.260%, 05/23/03 ...........       6,994,610
    6,000,000    1.230%, 07/09/03 ...........       5,985,855
   12,000,000  Park Avenue Receivables
                 1.250%, 05/05/03 ...........      11,998,333
                                              ---------------
                                                   84,917,535
                                              ---------------

               BANKS - 18.74%
   10,000,000  ANZ (DE)
                 1.247%, 05/06/03 ...........       9,998,268
   13,000,000  CDC IXIS Capital Markets
                 1.250%, 05/09/03 ...........      12,996,389
    8,000,000  Citicorp
                 1.250%, 07/29/03 ...........       7,975,278
   15,000,000  Marshall & Ilsley
                 1.250%, 05/29/03 ...........      14,985,417
   15,000,000  State Street
                 1.360%, 05/01/03 ...........      15,000,000
   15,000,000  UBS Finance (DE)
                 1.360%, 05/01/03 ...........      15,000,000
                                              ---------------
                                                   75,955,352
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------

               FINANCIAL SERVICES - 17.26%
$  15,000,000  Bear Stearns
                 1.250%, 05/28/03 ........... $    14,985,937
    3,000,000  General Electric Capital
                 1.240%, 09/25/03 ...........       2,984,810
   10,000,000  Goldman Sachs
                 1.250%, 05/12/03 ...........       9,996,181
   15,000,000  Merrill Lynch
                 1.330%, 05/01/03 ...........      15,000,000
   14,000,000  Morgan Stanley
                 1.260%, 05/16/03 ...........      13,992,650
   13,000,000  Prudential Funding
                 1.250%, 05/08/03 ...........      12,996,840
                                              ---------------
                                                   69,956,418
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $243,823,036) ........     243,823,036
                                              ---------------

CERTIFICATES OF DEPOSIT - 29.36%

               BANKS - 29.36%
    4,000,000  Australia New Zealand Bank (NY)
                 2.505%, 05/02/03 ...........       4,000,001
    5,000,000  Bank of America
                 1.240%, 10/30/03 ...........       5,000,000
    5,000,000  Bank of New York
                 1.270%, 07/21/03 ...........       5,000,223
               Barclays Bank (NY)
    7,000,000    1.175%, 10/02/03 ...........       6,999,250
    5,000,000    1.240%, 11/03/03 ...........       5,000,000
    5,000,000  Bayerische Landesbank
                 Girozentrale (NY)
                 1.770%, 06/23/03 ...........       5,000,790
    5,000,000  Canadian Imperial Bank (NY)
                 1.290%, 08/11/03 ...........       5,000,422
               Danske Bank
    7,000,000    1.200%, 07/07/03 ...........       7,000,000
    5,000,000    1.220%, 07/10/03 ...........       5,000,097
    5,000,000  Deutsche Bank (NY)
                 1.300%, 06/09/03 ...........       5,000,000
    5,000,000  Halifax Bank of Scotland (NY)
                 1.260%, 05/30/03 ...........       5,000,000
    5,000,000  Harris Trust & Savings Bank
                 1.220%, 07/28/03 ...........       5,000,000
    7,000,000  J.P. Morgan Chase
                 1.260%, 08/11/03 ...........       7,001,340
    7,000,000  Lloyds TSB Bank (NY)
                 1.250%, 07/28/03 ...........       6,999,990
    3,000,000  National City Bank
                 1.810%, 08/25/03 ...........       3,000,095
    5,000,000  Nordea (NY)
                 1.240%, 10/16/03 ...........       5,000,000
               Rabobank Nederland (NY)
    3,000,000    1.845%, 09/19/03 ...........       3,000,058
    5,000,000    1.200%, 09/29/03 ...........       4,999,880
    3,000,000  Regions Bank
                 1.300%, 06/17/03 ...........       3,000,000
               Toronto Dominion Bank (NY)
    3,000,000    1.350%, 06/12/03 ...........       3,000,000
    5,000,000    1.200%, 07/24/03 ...........       5,000,000
   10,000,000  Wells Fargo Bank
                 1.250%, 06/24/03 ...........      10,000,000
    5,000,000  West Deutsche Landesbank (NY)
                 1.300%, 07/14/03 ...........       5,000,000
                                              ---------------
                                                  119,002,146
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $119,002,146) ........     119,002,146
                                              ---------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
INVESTOR MONEY MARKET FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.19%

               FEDERAL AGRICULTURAL MORTGAGE - 3.70%
$  15,000,000    1.250%, 05/01/03 ........... $    15,000,000
                                              ---------------

               FEDERAL HOME LOAN BANK - 0.99%
    4,000,000    3.125%, 11/14/03 ...........       4,039,961
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 0.50%
    2,000,000    3.500%, 09/15/03 ...........       2,015,656
                                              ---------------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $21,055,617) .........      21,055,617
                                              ---------------

TIME DEPOSIT - 3.54%

   14,356,000  Suntrust Bank (GC)
                 1.250%, 05/01/03 ...........      14,356,000
                                              ---------------

               TOTAL TIME DEPOSIT
                 (Cost $14,356,000) .........      14,356,000
                                              ---------------

BANK NOTE - 0.99%

    4,000,000  U.S. Bank
                 1.310%, 07/07/03 ...........       4,000,037
                                              ---------------

               TOTAL BANK NOTE
                 (Cost $4,000,037) ..........       4,000,037
                                              ---------------

TOTAL INVESTMENTS - 99.23%
   (Cost $402,236,836)* .....................     402,236,836
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.77% ....       3,124,518
                                              ---------------
NET ASSETS - 100.00% ........................ $   405,361,354
                                              ===============

----------------------------

* At April 30, 2003, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2003, these securities amounted to $84,917,535 or 20.95% of net assets.

(DE)Delaware
(GC)Grand Cayman
(NY)New York

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------                                           APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MONTAG
                                                                               GROWTH          & CALDWELL        TAMRO LARGE
                                                                                FUND           GROWTH FUND     CAP VALUE FUND
                                                                          ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ............................................  $   860,969,910   $  2,575,487,672  $      9,549,261
        Repurchase agreements ..........................................       29,100,000                 --                --
        Net unrealized appreciation (depreciation) .....................       29,042,288         33,903,295           399,988
                                                                          ---------------   ----------------  ----------------
          Total investments at value ...................................      919,112,198      2,609,390,967         9,949,249

Cash ...................................................................           18,268                 14                --
Receivables:
        Dividends and interest .........................................          141,749          2,909,088            19,235
        Fund shares sold ...............................................        2,434,399          5,881,722            18,200
        Investments sold ...............................................        9,226,148            743,115                --
        Due from Adviser, net ..........................................               --                 --                --
        Deferred organization costs ....................................               --                 --                --
Other assets ...........................................................           21,813             47,351               389
                                                                          ---------------   ----------------  ----------------
          Total assets .................................................      930,954,575      2,618,972,257         9,987,073
                                                                          ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Due to custodian ...............................................               --                 --                --
        Investments purchased ..........................................        3,398,399                 --                --
        Fund shares redeemed ...........................................        6,122,977          3,603,954                --
        Due to Adviser, net ............................................          516,559          1,384,977               309
        Administration fee .............................................           39,172            109,360             1,521
        Distribution fees ..............................................           33,199             38,740               471
        Shareholder service fees .......................................               20                 --                --
        Trustees fees ..................................................            5,636             16,206                58
Accrued expenses and other payables ....................................          176,480            387,737            14,932
                                                                          ---------------   ----------------  ----------------
          Total liabilities ............................................       10,292,442          5,540,974            17,291
                                                                          ---------------   ----------------  ----------------
NET ASSETS .............................................................  $   920,662,133   $  2,613,431,283  $      9,969,782
                                                                          ===============   ================  ================
NET ASSETS CONSIST OF:
    Paid in capital ....................................................  $   981,333,827   $  3,034,830,668  $     11,372,800
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ....................................          118,364          1,877,496            14,637
    Accumulated net realized loss on investments and
       foreign currency transactions ...................................      (89,832,346)      (457,180,176)       (1,817,643)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency .......       29,042,288         33,903,295           399,988
                                                                          ---------------   ----------------  ----------------
        TOTAL NET ASSETS ...............................................  $   920,662,133   $  2,613,431,283  $      9,969,782
                                                                          ===============   ================  ================
CLASS N:
    Net Assets .........................................................  $   692,836,192   $    807,818,001  $      9,969,782
    Shares of beneficial interest outstanding ..........................       37,641,906         41,747,038         1,120,072
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.41   $          19.35  $           8.90
                                                                          ===============   ================  ================
CLASS I:
    Net Assets .........................................................  $   227,622,412   $  1,805,509,420  $             --
    Shares of beneficial interest outstanding ..........................       12,271,094         92,679,686                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.55   $          19.48  $             --
                                                                          ===============   ================  ================
CLASS C:
    Net assets .........................................................  $       101,672   $             --  $             --
    Shares of beneficial interest outstanding ..........................            5,540                 --                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.35   $             --  $             --
                                                                          ===============   ================  ================
CLASS R:
    Net assets .........................................................  $       101,857   $        103,862  $             --
    Shares of beneficial interest outstanding ..........................            5,540              5,373                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.39   $          19.33  $             --
                                                                          ===============   ================  ================


                                                                                VALUE         VEREDUS SELECT       MID CAP
                                                                                FUND           GROWTH FUND          FUND
                                                                          ----------------   ---------------   ---------------
ASSETS:
Investments:
        Investments at cost ............................................  $    175,824,665   $     1,134,935   $    87,216,181
        Repurchase agreements ..........................................                --           309,066                --
        Net unrealized appreciation (depreciation) .....................        (5,871,783)           99,105          (294,381)
                                                                          ----------------   ---------------   ---------------
          Total investments at value ...................................       169,952,882         1,543,106        86,921,800

Cash ...................................................................                --                --                --
Receivables:
        Dividends and interest .........................................           380,690                 9           179,351
        Fund shares sold ...............................................           225,132               139           302,795
        Investments sold ...............................................         1,351,795            71,547           560,529
        Due from Adviser, net ..........................................                --             4,264                --
        Deferred organization costs ....................................                --                --                --
Other assets ...........................................................             2,459                46             3,975
                                                                          ----------------   ---------------   ---------------
          Total assets .................................................       171,912,958         1,619,111        87,968,450
                                                                          ----------------   ---------------   ---------------

LIABILITIES:
Payables:
        Due to custodian ...............................................                --                --                --
        Investments purchased ..........................................         1,443,798           162,660         1,223,955
        Fund shares redeemed ...........................................                --                --           246,367
        Due to Adviser, net ............................................            74,574                --            53,648
        Administration fee .............................................             9,264               570             4,206
        Distribution fees ..............................................             8,128                69             4,097
        Shareholder service fees .......................................                --                --                --
        Trustees fees ..................................................             1,080                 7               467
Accrued expenses and other payables ....................................            20,314             5,960            34,923
                                                                          ----------------   ---------------   ---------------
          Total liabilities ............................................         1,557,158           169,266         1,567,663
                                                                          ----------------   ---------------   ---------------
NET ASSETS .............................................................  $    170,355,800   $     1,449,845   $    86,400,787
                                                                          ================   ===============   ===============
NET ASSETS CONSIST OF:
    Paid in capital ....................................................  $    200,451,518   $     2,160,452   $     88,970,751
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ....................................           132,203            (2,196)         (148,355)
    Accumulated net realized loss on investments and
       foreign currency transactions ...................................       (24,356,138)         (807,516)       (2,127,228)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency .......        (5,871,783)           99,105          (294,381)
                                                                          ----------------   ---------------   ---------------
        TOTAL NET ASSETS ...............................................  $    170,355,800   $     1,449,845   $    86,400,787
                                                                          ================   ===============   ===============
CLASS N:
    Net Assets .........................................................  $    170,355,800   $     1,449,845   $    86,400,787
    Shares of beneficial interest outstanding ..........................        20,014,496           191,940         5,523,174
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $           8.51   $          7.55   $         15.64
                                                                          ================   ===============   ===============
CLASS I:
    Net Assets .........................................................  $             --   $            --   $            --
    Shares of beneficial interest outstanding ..........................                --                --                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $            --   $            --
                                                                          ================   ===============   ===============
CLASS C:
    Net assets .........................................................  $             --   $            --   $            --
    Shares of beneficial interest outstanding ..........................                --                --                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $            --   $            --
                                                                          ================   ===============   ===============
CLASS R:
    Net assets .........................................................  $             --   $            --   $            --
    Shares of beneficial interest outstanding ..........................                --                --                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $            --   $            --
                                                                          ================   ===============   ===============

                                                                                                  VEREDUS
                                                                              TAMRO SMALL      AGGRESSIVE          REAL ESTATE
                                                                               CAP FUND        GROWTH FUND            FUND
                                                                          ----------------   ---------------    ----------------
ASSETS:
Investments:
        Investments at cost ............................................  $     39,851,345   $   307,727,699     $    26,876,843
        Repurchase agreements ..........................................                --        20,561,893             563,749
        Net unrealized appreciation (depreciation) .....................         4,427,457        30,808,775           1,832,747
                                                                          ----------------   ---------------    ----------------
          Total investments at value ...................................        44,278,802       359,098,367          29,273,339

Cash ...................................................................                --                --                  --
Receivables:
        Dividends and interest .........................................            40,627               600               7,038
        Fund shares sold ...............................................            29,737           714,680             168,919
        Investments sold ...............................................            40,353         2,472,256              88,186
        Due from Adviser, net ..........................................                --                --                  --
        Deferred organization costs ....................................                --               791                  --
Other assets ...........................................................             1,030             7,236                 457
                                                                          ----------------   ---------------    ----------------
          Total assets .................................................        44,390,549       362,293,930          29,537,939
                                                                          ----------------   ---------------    ----------------

LIABILITIES:
Payables:
        Due to custodian ...............................................                --                --                 171
        Investments purchased ..........................................                --         4,186,138             119,777
        Fund shares redeemed ...........................................            21,776         4,375,747               2,102
        Due to Adviser, net ............................................            24,932           267,456              18,496
        Administration fee .............................................             3,195            15,773               1,943
        Distribution fees ..............................................             2,090            14,132               1,412
        Shareholder service fees .......................................                --                --                  --
        Trustees fees ..................................................               257             2,040                 189
Accrued expenses and other payables ....................................            23,988           149,972              12,498
                                                                          ----------------   ---------------    ----------------
          Total liabilities ............................................            76,238         9,011,258             156,588
                                                                          ----------------   ---------------    ----------------
NET ASSETS .............................................................  $     44,314,311   $   353,282,672    $     29,381,351
                                                                          ================   ===============    ================
NET ASSETS CONSIST OF:
    Paid in capital ....................................................  $     40,915,808   $   561,332,889    $     27,297,638
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ....................................           162,085        (1,853,991)            363,206
    Accumulated net realized loss on investments and
       foreign currency transactions ...................................        (1,191,039)     (237,005,001)           (112,086)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency .......         4,427,457        30,808,775           1,832,593
                                                                          ----------------   ---------------    ----------------
        TOTAL NET ASSETS ...............................................  $     44,314,311   $   353,282,672    $     29,381,351
                                                                          ================   ===============    ================
CLASS N:
    Net Assets .........................................................  $     44,314,311   $   297,424,644    $     29,381,351
    Shares of beneficial interest outstanding ..........................         3,787,721        25,862,192           3,020,056
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $          11.70   $         11.50    $           9.73
                                                                          ================   ===============    ================
CLASS I:
    Net Assets .........................................................  $             --   $    55,858,028    $             --
    Shares of beneficial interest outstanding ..........................                --         4,835,528                  --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $         11.55    $             --
                                                                          ================   ===============    ================
CLASS C:
    Net assets .........................................................  $             --   $            --    $             --
    Shares of beneficial interest outstanding ..........................                --                --                  --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $            --    $             --
                                                                          ================   ===============    ================
CLASS R:
    Net assets .........................................................  $             --   $            --    $             --
    Shares of beneficial interest outstanding ..........................                --                --                  --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --   $            --    $             --
                                                                          ================   ===============    ================



                                                                              VEREDUS
                                                                           SCITECH FUND
                                                                          ----------------
ASSETS:
Investments:
        Investments at cost ............................................  $      1,132,617
        Repurchase agreements ..........................................           450,237
        Net unrealized appreciation (depreciation) .....................            71,652
                                                                          ----------------
          Total investments at value ...................................         1,654,506

Cash ...................................................................                --
Receivables:
        Dividends and interest .........................................                12
        Fund shares sold ...............................................               280
        Investments sold ...............................................                --
        Due from Adviser, net ..........................................             4,336
        Deferred organization costs ....................................                --
Other assets ...........................................................                23
                                                                          ----------------
          Total assets .................................................         1,659,157
                                                                          ----------------

LIABILITIES:
Payables:
        Due to custodian ...............................................                --
        Investments purchased ..........................................           144,200
        Fund shares redeemed ...........................................             6,102
        Due to Adviser, net ............................................                --
        Administration fee .............................................               831
        Distribution fees ..............................................                72
        Shareholder service fees .......................................                --
        Trustees fees ..................................................                 8
Accrued expenses and other payables ....................................             5,127
                                                                          ----------------
          Total liabilities ............................................           156,340
                                                                          ----------------
NET ASSETS .............................................................  $      1,502,817
                                                                          ================
NET ASSETS CONSIST OF:
    Paid in capital ....................................................  $      3,469,567
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ....................................            (9,641)
    Accumulated net realized loss on investments and
       foreign currency transactions ...................................        (2,028,761)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency .......            71,652
                                                                          ----------------
        TOTAL NET ASSETS ...............................................  $      1,502,817
                                                                          ================
CLASS N:
    Net Assets .........................................................  $      1,502,817
    Shares of beneficial interest outstanding ..........................           290,514
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $           5.17
                                                                          ================
CLASS I:
    Net Assets .........................................................  $             --
    Shares of beneficial interest outstanding ..........................                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --
                                                                          ================
CLASS C:
    Net assets .........................................................  $             --
    Shares of beneficial interest outstanding ..........................                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --
                                                                          ================
CLASS R:
    Net assets .........................................................  $             --
    Shares of beneficial interest outstanding ..........................                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $             --
                                                                          ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42-43

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                                 EQUITY PLUS       SELECT SMALL        BALANCED
                                                                                    FUND             CAP FUND            FUND
                                                                               ----------------  ----------------  ---------------
ASSETS:
Investments:
        Investments at cost ................................................    $    80,005,204  $     26,431,059  $   259,550,400
        Repurchase agreements ..............................................                 --                --       16,468,000
        Net unrealized appreciation (depreciation) .........................         17,753,430           133,952       23,298,123
                                                                               ----------------  ----------------  ---------------
          Total investments at value .......................................         97,758,634        26,565,011      299,316,523
Cash .......................................................................                 --                --           10,670
Receivables:
        Dividends and interest .............................................             90,748            10,394          982,159
        Dividend reclaims ..................................................                 --                --               --
        Fund shares sold ...................................................                 --             4,173          329,057
        Investments and foreign currency sold ..............................                 --                --        2,008,369
        Due from Adviser, net ..............................................                 --                --               --
Other assets ...............................................................             22,526             2,559            6,566
                                                                               ----------------  ----------------  ---------------
          Total assets .....................................................         97,871,908        26,582,137      302,653,344
                                                                               ----------------  ----------------  ---------------
LIABILITIES:
Unrealized depreciation on foreign currency contracts ......................                 --                --               --
Payables:
        Due to custodian ...................................................                 --                --               --
        Dividend distribution ..............................................                 --                --               --
        Investments and foreign currency purchased .........................                 --                --        6,142,114
        Fund shares redeemed ...............................................              1,618             4,000        4,697,367
        Due to Adviser, net ................................................             25,721             8,388          166,830
        Administration fee .................................................              6,116             4,955           18,714
        Distribution fees ..................................................                 --             1,253           14,114
        Trustees fees ......................................................                549               153            1,761
Accrued expenses and other payables ........................................              6,935             3,635           66,281
                                                                               ----------------  ----------------  ---------------
          Total liabilities ................................................             40,939            22,384       11,107,181
                                                                               ----------------  ----------------  ---------------
NET ASSETS .................................................................    $    97,830,969  $     26,559,753  $   291,546,163
                                                                               ================  ================  ===============
NET ASSETS CONSIST OF:
    Paid in capital ........................................................   $     75,745,770  $     28,327,613  $   288,685,675
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ........................................             77,187            (2,293)         189,855
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ...................................          4,254,582        (1,899,519)     (20,627,490)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency ...........         17,753,430           133,952       23,298,123
                                                                               ----------------  ----------------  ---------------
        TOTAL NET ASSETS ...................................................   $     97,830,969  $     26,559,753  $   291,546,163
                                                                               ================  ================  ===============
CLASS N:
    Net Assets .............................................................   $             --  $     26,559,753  $   291,546,163
    Shares of beneficial interest outstanding                                                --         3,121,221       28,802,340
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ....................................   $             --  $           8.51  $         10.12
                                                                               ================  ================  ===============
CLASS I:
    Net Assets .............................................................   $     97,830,969  $             --  $            --
    Shares of beneficial interest outstanding ..............................          7,997,103                --               --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ....................................   $          12.23  $             --  $            --
                                                                               ================  ================  ===============


                                                                                   MONTAG
                                                                                 & CALDWELL       INTERNATIONAL          BOND
                                                                                BALANCED FUND      EQUITY FUND           FUND
                                                                               ---------------   ---------------   ----------------
ASSETS:
Investments:
        Investments at cost .................................................  $   204,797,079   $    11,822,607   $    587,915,796
        Repurchase agreements ...............................................               --                --         24,191,000
        Net unrealized appreciation (depreciation) ..........................        8,449,799        (1,350,257)        19,287,648
                                                                               ---------------   ---------------   ----------------
          Total investments at value ........................................      213,246,878        10,472,350        631,394,444
Cash ........................................................................               --            39,300                 --
Receivables:
        Dividends and interest ..............................................        1,152,616            71,339          6,342,930
        Dividend reclaims ...................................................               --            30,182                 --
        Fund shares sold ....................................................       21,227,758             2,687            683,255
        Investments and foreign currency sold ...............................               --            86,693                 --
        Due from Adviser, net ...............................................               --                85                 --
Other assets ................................................................            4,405             1,277             11,881
                                                                               ---------------   ---------------   ----------------
          Total assets ......................................................      235,631,657        10,703,913        638,432,510
                                                                               ---------------   ---------------   ----------------
LIABILITIES:
Unrealized depreciation on foreign currency contracts .......................               --             2,213                 --
Payables:
        Due to custodian ....................................................               --                --             43,478
        Dividend distribution ...............................................               --                --          1,268,179
        Investments and foreign currency purchased ..........................               --            88,292         30,506,773
        Fund shares redeemed ................................................          664,256                --          1,586,364
        Due to Adviser, net .................................................          129,912                --            182,972
        Administration fee ..................................................           11,120             4,243             32,628
        Distribution fees ...................................................            3,941               502             11,316
        Trustees fees .......................................................            1,287                58              3,814
Accrued expenses and other payables .........................................           32,781            20,634            103,705
                                                                               ---------------   ---------------   ----------------
          Total liabilities .................................................          843,297           115,942         33,739,229
                                                                               ---------------   ---------------   ----------------
NET ASSETS ..................................................................  $   234,788,360   $    10,587,971   $    604,693,281
                                                                               ===============   ===============   ================
NET ASSETS CONSIST OF:
    Paid in capital .........................................................  $   263,929,168   $    41,475,150   $    594,624,453
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) .........................................           19,671            35,695         (2,112,002)
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ....................................      (37,610,278)      (29,576,209)        (7,106,818)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency ............        8,449,799        (1,346,665)        19,287,648
                                                                               ---------------   ---------------   ----------------
        TOTAL NET ASSETS ....................................................  $   234,788,360   $    10,587,971   $    604,693,281
                                                                               ===============   ===============   ================
CLASS N:
    Net Assets ..............................................................  $   103,056,205   $    10,587,971   $    236,520,811
    Shares of beneficial interest outstanding                                        6,864,467         1,147,007         23,105,385
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .....................................  $         15.01   $          9.23   $          10.24
                                                                               ===============   ===============   ================
CLASS I:
    Net Assets ..............................................................  $   131,732,155   $            --   $    368,172,470
    Shares of beneficial interest outstanding ...............................        8,774,642                --         35,966,726
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .....................................  $         15.01   $            --   $          10.24
                                                                               ===============   ===============   ================

                                                                                 INVESTMENT                            INVESTOR
                                                                                 GRADE BOND        MUNICIPAL         MONEY MARKET
                                                                                    FUND           BOND FUND             FUND
                                                                               ---------------  ----------------   ----------------
ASSETS:
Investments:
        Investments at cost .................................................  $    52,958,270  $     42,025,089   $    402,236,836
        Repurchase agreements ...............................................               --                --                 --
        Net unrealized appreciation (depreciation) ..........................        1,680,719         3,227,029                 --
                                                                               ---------------  ----------------   ----------------
          Total investments at value ........................................       54,638,989        45,252,118        402,236,836
Cash ........................................................................               --                96                810
Receivables:
        Dividends and interest ..............................................          515,804           691,488            490,945
        Dividend reclaims ...................................................               --                --                 --
        Fund shares sold ....................................................              268           180,598          3,328,084
        Investments and foreign currency sold ...............................               --         1,659,030                 --
        Due from Adviser, net ...............................................               --                --                 --
Other assets ................................................................            7,066             1,151             14,742
                                                                               ---------------  ----------------   ----------------
          Total assets ......................................................       55,162,127        47,784,481        406,071,417
                                                                               ---------------  ----------------   ----------------
LIABILITIES:
Unrealized depreciation on foreign currency contracts .......................               --                --                 --
Payables:
        Due to custodian ....................................................               --                --                 --
        Dividend distribution ...............................................          184,906            95,281            198,836
        Investments and foreign currency purchased ..........................        1,031,541           547,895                 --
        Fund shares redeemed ................................................               --         1,182,511            288,838
        Due to Adviser, net .................................................           19,332             9,958            121,552
        Administration fee ..................................................            5,551             5,194             16,310
        Distribution fees ...................................................               --                --                 --
        Trustees fees .......................................................              340               290              2,273
Accrued expenses and other payables .........................................           16,726            18,215             82,254
                                                                               ---------------  ----------------   ----------------
          Total liabilities .................................................        1,258,396         1,859,344            710,063
                                                                               ---------------  ----------------   ----------------
NET ASSETS ..................................................................  $    53,903,731  $     45,925,137   $    405,361,354
                                                                               ===============  ================   ================
NET ASSETS CONSIST OF:
    Paid in capital .........................................................  $    51,222,405  $     42,197,738   $    405,361,354
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) .........................................         (290,613)               --                 --
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ....................................        1,291,220           500,370                 --
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency ............        1,680,719         3,227,029                 --
                                                                               ---------------  ----------------   ----------------
        TOTAL NET ASSETS ....................................................  $    53,903,731  $     45,925,137   $    405,361,354
                                                                               ===============  ================   ================
CLASS N:
    Net Assets ..............................................................  $            --  $     45,925,137   $    405,361,354
    Shares of beneficial interest outstanding                                               --         4,276,737        405,361,508
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .....................................  $            --  $          10.74   $           1.00
                                                                               ===============  ================   ================
CLASS I:
    Net Assets ..............................................................  $    53,903,731  $             --   $             --
    Shares of beneficial interest outstanding ...............................        5,381,534                --                 --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .....................................  $         10.02  $             --   $             --
                                                                               ===============  ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44-45

                ABN AMRO FUNDS
------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                   MONTAG
                                                                                 GROWTH          & CALDWELL        TAMRO LARGE
                                                                                  FUND           GROWTH FUND     CAP VALUE FUND
                                                                            ---------------   ----------------  -----------------
INVESTMENT INCOME:
     Dividends .........................................................    $     4,184,905   $     15,559,507  $        108,863
     Less: foreign taxes withheld ......................................                 --                 --                --
     Interest ..........................................................            301,758                210             8,205
                                                                            ---------------   ----------------  ----------------
      Total investment income ..........................................          4,486,663         15,559,717           117,068
                                                                            ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ..........................................          2,920,766          7,455,942            36,101
     Distribution expenses(a) ..........................................            799,341            904,839            11,281
     Shareholder service fees ..........................................                 81                 --                --
     Transfer agent fees ...............................................            218,419            387,539            13,784
     Administration fees ...............................................            218,423            579,548             3,705
     Registration expenses .............................................             41,187             67,865             6,030
     Custodian fees ....................................................             28,404             61,698             6,628
     Professional fees .................................................             30,647             70,203             7,159
     Amortization of organization costs ................................                 --                 --                --
     Reports to shareholder expense ....................................             41,848            114,478             2,054
     Trustees fees .....................................................             13,733             36,692               139
     Other expenses ....................................................             55,450             48,205               429
                                                                            ---------------   ----------------  ----------------
      Total expenses before waivers ....................................          4,368,299          9,727,009            87,310
                                                                            ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ............................                 --                 --           (33,159)
      Less: Expenses reimbursed ........................................                 --                 --                --
                                                                            ---------------   ----------------  ----------------
      Net expenses .....................................................          4,368,299          9,727,009            54,151
                                                                            ---------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS) ...........................................            118,364          5,832,708            62,917
                                                                            ---------------   ----------------  ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................        (29,766,009)       (41,387,584)         (148,365)
     Net realized loss on foreign currency transactions ................                 --                 --                --
     Net change in unrealized appreciation (depreciation) of investments         23,490,180         91,718,241           696,340
     Net change in unrealized depreciation on translation
      of assets and liabilities denominated in foreign currency ........                 --                 --                --
                                                                            ---------------   ----------------  ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............         (6,275,829)        50,330,657           547,975
                                                                            ---------------   ----------------  ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $    (6,157,465)  $     56,163,365  $        610,892
                                                                            ===============   ================  ================

                                                                                VALUE            VEREDUS SELECT        MID CAP
                                                                                FUND              GROWTH FUND           FUND
                                                                            ---------------     ---------------   ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $     1,887,829     $         8,263   $        466,668
     Less: foreign taxes withheld ......................................                 --                  --                 --
     Interest ..........................................................                 --               1,248                 --
                                                                            ---------------     ---------------   ----------------
      Total investment income ..........................................          1,887,829               9,511            466,668
                                                                            ---------------     ---------------   ----------------
EXPENSES:
     Investment advisory fees ..........................................            562,297               7,205            370,742
     Distribution expenses(a) ..........................................            175,718               2,251            115,857
     Shareholder service fees ..........................................                 --                  --                 --
     Transfer agent fees ...............................................              6,299               8,854             68,631
     Administration fees ...............................................             39,240               1,095             25,018
     Registration expenses .............................................             11,590               7,415             10,028
     Custodian fees ....................................................             22,508               5,724             10,145
     Professional fees .................................................             12,700               7,500              9,953
     Amortization of organization costs ................................                 --                  --                 --
     Reports to shareholder expense ....................................              5,621                 140             19,084
     Trustees fees .....................................................              2,356                  26              1,631
     Other expenses ....................................................              3,347                  68              4,180
                                                                            ---------------     ---------------   ----------------
      Total expenses before waivers ....................................            841,676              40,278            635,269
                                                                            ---------------     ---------------   ----------------
      Less: Investment advisory fees waived ............................           (180,976)             (7,205)           (20,246)
      Less: Expenses reimbursed ........................................                 --             (21,366)                --
                                                                            ---------------     ---------------   ----------------
      Net expenses .....................................................            660,700              11,707            615,023
                                                                            ---------------     ---------------   ----------------
NET INVESTMENT INCOME (LOSS) ...........................................          1,227,129              (2,196)          (148,355)
                                                                            ---------------     ---------------   ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................         (4,007,476)            (64,329)        (1,263,905)
     Net realized loss on foreign currency transactions ................                 --                  --                 --
     Net change in unrealized appreciation (depreciation) of investments          5,610,134              83,859          8,158,659
     Net change in unrealized depreciation on translation
      of assets and liabilities denominated in foreign currency ........                 --                  --                 --
                                                                            ---------------     ---------------   ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          1,602,658              19,530          6,894,754
                                                                            ---------------     ---------------   ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $     2,829,787     $        17,334   $      6,746,399
                                                                            ===============     ===============   ================

                                                                                                  VEREDUS
                                                                              TAMRO SMALL         AGGRESSIVE         REAL ESTATE
                                                                               CAP FUND           GROWTH FUND           FUND
                                                                            ----------------   -----------------   ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $        233,616   $         408,094   $        718,830
     Less: foreign taxes withheld ......................................                  --                  --               (991)
     Interest ..........................................................             161,918              76,148              6,623
                                                                            ----------------   -----------------   ----------------
      Total investment income ..........................................             395,534             484,242            724,462
                                                                            ----------------   -----------------   ----------------
EXPENSES:
     Investment advisory fees ..........................................             181,596           1,688,625            119,512
     Distribution expenses(a) ..........................................              50,443             358,709             29,878
     Shareholder service fees ..........................................                  --                  --                 --
     Transfer agent fees ...............................................              21,918             203,782             11,084
     Administration fees ...............................................              12,183              89,533              7,070
     Registration expenses .............................................               8,604              30,067              6,213
     Custodian fees ....................................................               7,235              16,861              8,565
     Professional fees .................................................               6,435              18,607              8,093
     Amortization of organization costs ................................                  --               2,387                831
     Reports to shareholder expense ....................................               3,345              55,648              3,157
     Trustees fees .....................................................                 672               5,218                386
     Other expenses ....................................................               5,114              21,092                496
                                                                            ----------------   -----------------   ----------------
      Total expenses before waivers ....................................             297,545           2,490,529            195,285
                                                                            ----------------   -----------------   ----------------
      Less: Investment advisory fees waived ............................             (35,239)           (153,552)           (31,554)
      Less: Expenses reimbursed ........................................                  --                  --                 --
                                                                            ----------------   -----------------   ----------------
      Net expenses .....................................................             262,306           2,336,977            163,731
                                                                            ----------------   -----------------   ----------------
NET INVESTMENT INCOME (LOSS) ...........................................             133,228          (1,852,735)           560,731
                                                                            ----------------   -----------------   ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................             375,206         (43,344,049)           (79,902)
     Net realized loss on foreign currency transactions ................                  --                  --             (1,818)
     Net change in unrealized appreciation (depreciation) of investments           4,111,227          45,778,319          2,145,853
     Net change in unrealized depreciation on translation
      of assets and liabilities denominated in foreign currency ........                  --                  --               (154)
                                                                            ----------------   -----------------   ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............           4,486,433           2,434,270          2,063,979
                                                                            ----------------   -----------------   ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $      4,619,661   $         581,535   $      2,624,710
                                                                            ================   =================   ================

                                                                                VEREDUS
                                                                              SCITECH FUND
                                                                            ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $            389
     Less: foreign taxes withheld ......................................                  --
     Interest ..........................................................               2,272
                                                                            ----------------
      Total investment income ..........................................               2,661
                                                                            ----------------
EXPENSES:
     Investment advisory fees ..........................................               8,048
     Distribution expenses(a) ..........................................               2,012
     Shareholder service fees ..........................................                  --
     Transfer agent fees ...............................................               8,960
     Administration fees ...............................................               1,313
     Registration expenses .............................................               6,806
     Custodian fees ....................................................               6,490
     Professional fees .................................................               7,500
     Amortization of organization costs ................................                  --
     Reports to shareholder expense ....................................               1,898
     Trustees fees .....................................................                  21
     Other expenses ....................................................                 731
                                                                            ----------------
      Total expenses before waivers ....................................              43,779
                                                                            ----------------
      Less: Investment advisory fees waived ............................              (8,048)
      Less: Expenses reimbursed ........................................             (23,429)
                                                                            ----------------
      Net expenses .....................................................              12,302
                                                                            ----------------
NET INVESTMENT INCOME (LOSS) ...........................................              (9,641)
                                                                            ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................              (3,046)
     Net realized loss on foreign currency transactions ................                  --
     Net change in unrealized appreciation (depreciation) of investments              63,219
     Net change in unrealized depreciation on translation
      of assets and liabilities denominated in foreign currency ........                  --
                                                                            ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............              60,173
                                                                            ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $         50,532
                                                                            ================

------------------------------------------------------------------
(a) Distribution expense is incurred at the Class Nlevel for all funds except Growth Fund and Montag &Caldwell Growth Fund. The distribution expense for Class N, C and R of the Growth Fund is $798,937, $242 and $162, respectively. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $904,675 and $164, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46-47

                ABN AMRO FUNDS
------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------


                                                                               EQUITY PLUS      SELECT SMALL        BALANCED
                                                                                  FUND            CAP FUND            FUND
                                                                            ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $       968,880   $        129,926  $        987,964
     Less: foreign taxes withheld ......................................                 --                 --                --
     Interest ..........................................................                 --                 --         2,703,290
                                                                            ---------------   ----------------  ----------------
      Total investment income ..........................................            968,880            129,926         3,691,254
                                                                            ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ..........................................            207,626             65,260         1,009,770
     Distribution expenses .............................................                 --             32,630           360,632
     Transfer agent fees ...............................................             11,001              5,659            21,780
     Administration fees ...............................................             29,524             11,407            82,719
     Registration expenses .............................................              5,900              6,920            10,988
     Custodian fees ....................................................             11,555              6,821            15,349
     Professional fees .................................................              7,379              7,610            18,013
     Reports to shareholder expense ....................................              5,191              5,305            13,175
     Trustees fees .....................................................              1,323                347             4,419
     Other expenses ....................................................             12,041                780             6,661
                                                                            ---------------   ----------------  ----------------
      Total expenses before waivers ....................................            291,540            142,739         1,543,506
                                                                            ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ............................            (26,817)            (8,304)               --
                                                                            ---------------   ----------------  ----------------
      Net expenses .....................................................            264,723            134,435         1,543,506
                                                                            ---------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS) ...........................................            704,157             (4,509)        2,147,748
                                                                            ---------------   ----------------  ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................          4,945,126             97,862        (6,242,098)
     Net realized loss on foreign currency transactions ................                 --                 --                --
     Net change in unrealized appreciation (depreciation) on investments         (2,028,719)           890,292         7,001,965
     Net change in unrealized appreciation (depreciation) on translation
      of assets and liabilities denominated in foreign currency ........                 --                 --                --
                                                                            ---------------   ----------------  ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          2,916,407            988,154           759,867
                                                                            ---------------   ----------------  ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $     3,620,564   $        983,645  $      2,907,615
                                                                            ===============   ================  ================

                                                                                 MONTAG
                                                                              & CALDWELL         INTERNATIONAL          BOND
                                                                             BALANCED FUND        EQUITY FUND           FUND
                                                                            ---------------     ---------------   ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $       911,812     $       157,093   $             --
     Less: foreign taxes withheld ......................................                 --             (21,399)                --
     Interest ..........................................................          2,005,876                  --         13,219,735
                                                                            ---------------     ---------------   ----------------
      Total investment income ..........................................          2,917,688             135,694         13,219,735
                                                                            ---------------     ---------------   ----------------
EXPENSES:
     Investment advisory fees ..........................................            776,336              60,241          1,536,556
     Distribution expenses .............................................             99,021              15,060            287,096
     Transfer agent fees ...............................................             36,931               5,338             56,006
     Administration fees ...............................................             56,481               7,661            153,845
     Registration expenses .............................................             16,282               6,374             26,491
     Custodian fees ....................................................             13,058              17,053             24,207
     Professional fees .................................................             15,596              10,152             23,995
     Reports to shareholder expense ....................................              4,672               2,491             21,367
     Trustees fees .....................................................              3,180                 191              8,611
     Other expenses ....................................................              8,374               2,840             24,785
                                                                            ---------------     ---------------   ----------------
      Total expenses before waivers ....................................          1,029,931             127,401          2,162,959
                                                                            ---------------     ---------------   ----------------
      Less: Investment advisory fees waived ............................                 --             (42,461)          (506,932)
                                                                            ---------------     ---------------   ----------------
      Net expenses .....................................................          1,029,931              84,940          1,656,027
                                                                            ---------------     ---------------   ----------------
NET INVESTMENT INCOME (LOSS) ...........................................          1,887,757              50,754         11,563,708
                                                                            ---------------     ---------------   ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................         (1,640,209)         (1,960,643)         3,739,459
     Net realized loss on foreign currency transactions ................                 --            (101,554)                --
     Net change in unrealized appreciation (depreciation) on investments          4,623,075           1,852,607          7,495,593
     Net change in unrealized appreciation (depreciation) on translation
      of assets and liabilities denominated in foreign currency ........                 --             (16,294)                --
                                                                            ---------------     ---------------   ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          2,982,866            (225,884)        11,235,052
                                                                            ---------------     ---------------   ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $     4,870,623     $      (175,130)  $     22,798,760
                                                                            ===============     ================  ================

                                                                              INVESTMENT                              INVESTOR
                                                                               GRADE BOND          MUNICIPAL         MONEY MARKET
                                                                                  FUND             BOND FUND            FUND
                                                                            ----------------   -----------------   ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $         13,669   $          13,331   $             --
     Less: foreign taxes withheld ......................................                  --                  --                 --
     Interest ..........................................................           1,128,225           1,024,636          2,589,609
                                                                            ----------------   -----------------   ----------------
      Total investment income ..........................................           1,141,894           1,037,967          2,589,609
                                                                            ----------------   -----------------   ----------------
EXPENSES:
     Investment advisory fees ..........................................             184,299             153,506            737,507
     Distribution expenses .............................................                  --                  --                 --
     Transfer agent fees ...............................................                 768              11,504             34,763
     Administration fees ...............................................              17,386              17,078             96,676
     Registration expenses .............................................               4,970               9,195             15,340
     Custodian fees ....................................................               7,797               4,225             21,452
     Professional fees .................................................               9,593               8,898             19,526
     Reports to shareholder expense ....................................               2,633               6,797              9,027
     Trustees fees .....................................................                 667                 722              5,622
     Other expenses ....................................................               6,893               1,645              9,436
                                                                            ----------------   -----------------   ----------------
      Total expenses before waivers ....................................             235,006             213,570            949,349
                                                                            ----------------   -----------------   ----------------
      Less: Investment advisory fees waived ............................             (66,505)            (85,648)                --
                                                                            ----------------   -----------------   ----------------
      Net expenses .....................................................             168,501             127,922            949,349
                                                                            ----------------   -----------------   ----------------
NET INVESTMENT INCOME (LOSS) ...........................................             973,393             910,045          1,640,260
                                                                            ----------------   -----------------   ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................           1,354,536             514,691                 --
     Net realized loss on foreign currency transactions ................                  --                  --                 --
     Net change in unrealized appreciation (depreciation) on investments          (1,176,227)            302,115                 --
     Net change in unrealized appreciation (depreciation) on translation
      of assets and liabilities denominated in foreign currency ........                  --                  --                 --
                                                                            ----------------   -----------------   ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............             178,309             816,806                 --
                                                                            ----------------   -----------------   ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $      1,151,702   $       1,726,851   $      1,640,260
                                                                            ================   =================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48-49

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        MONTAG & CALDWELL
                                                                      GROWTH FUND                           GROWTH FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ....................... $    758,790,307   $    507,384,902   $  2,039,159,595   $  1,931,157,414
                                                          ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ........................          118,364         (1,042,739)         5,832,708          8,834,670
    Net realized loss on investments sold ...............      (29,766,009)       (21,897,282)       (41,387,584)      (294,555,135)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ........       23,490,180        (54,609,785)        91,718,241        (70,820,025)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations       (6,157,465)       (77,549,806)        56,163,365       (356,540,490)
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ..........................................               --           (111,237)                --                 --
       Class I ..........................................               --                 --         (6,873,811)        (8,332,241)
    Net realized gain on investments:
       Class N ..........................................               --         (1,180,105)                --                 --
       Class I ..........................................               --           (110,672)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions ..............................               --         (1,402,014)        (6,873,811)        (8,332,241)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ..........................................      209,467,340        373,508,048        216,524,361        496,455,057
       Class I ..........................................       97,123,611        149,814,558        566,566,017        826,378,914
       Class C ..........................................          100,000                 --                 --                 --
       Class R ..........................................          100,000                 --            100,000                 --
    Proceeds from reinvestment of distributions:
       Class N ..........................................               --          1,279,061                 --                 --
       Class I ..........................................               --             96,641          6,153,661          7,481,104
    Cost of shares redeemed:
       Class N ..........................................     (120,544,448)      (181,341,603)      (138,334,226)      (530,682,161)
       Class I ..........................................      (18,217,212)       (25,478,231)      (126,027,679)      (326,758,002)
    Issued due to merger:
       Class N ..........................................               --         12,478,751                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ................      168,029,291        330,357,225        524,982,134        472,874,912
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .......      161,871,826        251,405,405        574,271,688        108,002,181
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......... $    920,662,133   $    758,790,307   $  2,613,431,283   $  2,039,159,595
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
        net investment income (loss) ..................... $       118,364   $             --   $      1,877,496   $      2,918,599
                                                          ================   ================   ================   ================

                                                                   TAMRO LARGE CAP
                                                                      VALUE FUND                           VALUE FUND
                                                          -----------------------------------  ------------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003        OCTOBER 31,
                                                             (UNAUDITED)           2002           (UNAUDITED)            2002
                                                          ----------------   ----------------  ----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ....................... $      9,632,094   $      5,195,421  $    111,817,351   $     116,220,963
                                                          ----------------   ----------------  ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ........................           62,917             69,324         1,227,129           1,450,567
    Net realized loss on investments sold ...............         (148,365)        (1,504,920)       (4,007,476)        (20,220,349)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ........          696,340           (204,906)        5,610,134           9,958,745
                                                          ----------------   ----------------  ----------------   -----------------
    Net increase (decrease) in net assets from operations          610,892         (1,640,502)        2,829,787          (8,811,037)
                                                          ----------------   ----------------  ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ..........................................          (66,309)           (54,062)       (1,379,290)         (1,031,036)
       Class I ..........................................               --                 --                --                  --
    Net realized gain on investments:
       Class N ..........................................               --                 --                --          (2,121,434)
       Class I ..........................................               --                 --                --                  --
                                                          ----------------   ----------------  ----------------   -----------------
       Total distributions ..............................          (66,309)           (54,062)       (1,379,290)         (3,152,470)
                                                          ----------------   ----------------  ----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ..........................................        1,941,830          7,800,513        62,664,013          45,388,936
       Class I ..........................................               --                 --                --                  --
       Class C ..........................................               --                 --                --                  --
       Class R ..........................................               --                 --                --                  --
    Proceeds from reinvestment of distributions:
       Class N ..........................................           65,430             53,734           485,248           1,376,357
       Class I ..........................................               --                 --                --                  --
    Cost of shares redeemed:
       Class N ..........................................       (2,214,155)        (1,723,010)       (6,061,309)        (39,205,398)
       Class I ..........................................               --                 --                --                  --
    Issued due to merger:
       Class N ..........................................               --                 --                --                  --
                                                          ----------------   ----------------  ----------------   -----------------
          Net increase (decrease) from
              capital share transactions ................         (206,895)         6,131,237        57,087,952           7,559,895
                                                          ----------------   ----------------  ----------------   -----------------
          Total increase (decrease) in net assets .......          337,688          4,436,673        58,538,449         (4,403,612)
                                                          ----------------   ----------------  ----------------   -----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......... $      9,969,782   $      9,632,094  $    170,355,800   $     111,817,351
                                                          ================   ================  ================   =================
    (A) Undistributed (distributions in excess of)
        net investment income (loss) ..................... $        14,637   $         18,029  $        132,203   $         284,364
                                                          ================   ================  ================   =================

                                                                    VEREDUS SELECT
                                                                      GROWTH FUND
                                                          -----------------------------------
                                                          SIX MONTHS ENDED     PERIOD ENDED
                                                            APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)          2002(A)
                                                          ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ....................... $      2,164,440   $             --
                                                          ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ........................           (2,196)            (7,494)
    Net realized loss on investments sold ...............          (64,329)          (743,187)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ........           83,859             15,246
                                                          ----------------   ----------------
    Net increase (decrease) in net assets from operations           17,334           (735,435)
                                                          ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ..........................................               --                 --
       Class I ..........................................               --                 --
    Net realized gain on investments:
       Class N ..........................................               --                 --
       Class I ..........................................               --                 --
                                                          ----------------   ----------------
       Total distributions ..............................               --                 --
                                                          ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ..........................................          165,338          3,135,927
       Class I ..........................................               --                 --
       Class C ..........................................               --                 --
       Class R ..........................................               --                 --
    Proceeds from reinvestment of distributions:
       Class N ..........................................               --                 --
       Class I ..........................................               --                 --
    Cost of shares redeemed:
       Class N ..........................................         (897,267)          (236,052)
       Class I ..........................................               --                 --
    Issued due to merger:
       Class N ..........................................               --                 --
                                                          ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ................         (731,929)         2,899,875
                                                          ----------------   ----------------
          Total increase (decrease) in net assets .......         (714,595)         2,164,440
                                                          ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......... $      1,449,845   $      2,164,440
                                                          ================   ================
    (A) Undistributed (distributions in excess of)
        net investment income (loss) ..................... $        (2,196)  $             --
                                                          ================   ================

------------------------------------------------------------------
 (a)  ABN AMRO/Veredus  Select  Growth Fund  commenced  investment  operations on December 31, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50-51

                ABN AMRO FUNDS
------------------------------
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------


                                                                                                            TAMRO SMALL
                                                                     MID CAP FUND                            CAP FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     85,727,492   $     40,264,663   $     40,407,215   $      2,000,343
                                                          ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................          (148,355)          (375,805)           133,228            (36,387)
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............        (1,263,905)          (820,798)           375,206         (1,289,393)
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....         8,158,659        (10,460,981)         4,111,227         (7,211,180)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations        6,746,399        (11,657,584)         4,619,661         (8,536,960)
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --                 --             (7,626)
    Net realized gain on investments:
       Class N .........................................                --           (713,163)                --            (34,196)
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions .............................                --           (713,163)                --            (41,822)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................        40,954,510        105,169,894          5,706,985         59,727,601
       Class I .........................................                --                 --                 --                 --
    Proceeds from reinvestment of distributions:
       Class N .........................................               155            693,535                 --            102,686
    Cost of shares redeemed:
       Class N .........................................       (47,027,769)       (48,029,853)        (6,419,550)       (50,415,316)
       Class I .........................................                --                 --                 --                 --
    Issued due to merger:
       Class N .........................................                --                 --                 --         37,570,683
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............        (6,073,104)        57,833,576           (712,565)        46,985,654
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......           673,295         45,462,829          3,907,096         38,406,872
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     86,400,787   $     85,727,492   $     44,314,311   $     40,407,215
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $       (148,355)  $             --   $        162,085   $         28,857
                                                          ================   ================   ================   ================


                                                                   VEREDUS AGGRESSIVE
                                                                      GROWTH FUND                       REAL ESTATE FUND
                                                          -----------------------------------  ------------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003       OCTOBER 31,
                                                             (UNAUDITED)           2002           (UNAUDITED)            2002
                                                          ----------------   ----------------  ----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $    367,124,913   $    273,768,689  $     19,923,582   $      15,242,451
                                                          ----------------   ----------------  ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................        (1,852,735)        (4,196,822)          560,731             738,096
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............       (43,344,049)      (167,019,575)          (81,720)            716,774
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....        45,778,319        (27,212,204)        2,145,699            (792,411)
                                                          ----------------   ----------------  ----------------   -----------------
    Net increase (decrease) in net assets from operations          581,535       (198,428,601)        2,624,710             662,459
                                                          ----------------   ----------------  ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --          (279,362)           (598,965)
    Net realized gain on investments:
       Class N .........................................                --                 --          (898,102)           (360,911)
                                                          ----------------   ----------------  ----------------   -----------------
       Total distributions .............................                --                 --        (1,177,464)           (959,876)
                                                          ----------------   ----------------  ----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................       149,778,724        700,769,950         8,893,036           7,957,774
       Class I .........................................        11,252,954         80,023,262                --                  --
    Proceeds from reinvestment of distributions:
       Class N .........................................                --                 --           610,674             402,219
    Cost of shares redeemed:
       Class N .........................................      (166,881,441)      (480,571,503)       (1,493,187)         (3,381,445)
       Class I .........................................        (8,574,013)        (8,436,884)               --                  --
    Issued due to merger:
       Class N .........................................                --                 --                --                  --
                                                          ----------------   ----------------  ----------------   -----------------
          Net increase (decrease) from
              capital share transactions ...............       (14,423,776)       291,784,825         8,010,523           4,978,548
                                                          ----------------   ----------------  ----------------   -----------------
          Total increase (decrease) in net assets ......       (13,842,241)        93,356,224         9,457,769           4,681,131
                                                          ----------------   ----------------  ----------------   -----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $    353,282,672   $    367,124,913  $     29,381,351   $      19,923,582
                                                          ================   ================  ================   =================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $     (1,853,991)  $         (1,256) $        363,206   $          81,837
                                                          ================   ================  ================   =================

                                                                      VEREDUS
                                                                   SCITECH FUND
                                                          -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002
                                                          ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $      2,205,822   $      2,566,039
                                                          ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................            (9,641)           (38,027)
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............            (3,046)        (1,038,715)
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....            63,219           (247,175)
                                                          ----------------   ----------------
    Net increase (decrease) in net assets from operations           50,532         (1,323,917)
                                                          ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --
    Net realized gain on investments:
       Class N .........................................                --                 --
                                                          ----------------   ----------------
       Total distributions .............................                --                 --
                                                          ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................           501,376          2,476,728
       Class I .........................................                --                 --
    Proceeds from reinvestment of distributions:
       Class N .........................................                --                 --
    Cost of shares redeemed:
       Class N .........................................        (1,254,913)        (1,513,028)
       Class I .........................................                --                 --
    Issued due to merger:
       Class N .........................................                --                 --
                                                          ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............          (753,537)           963,700
                                                          ----------------   ----------------
          Total increase (decrease) in net assets ......          (703,005)          (360,217)
                                                          ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $      1,502,817   $      2,205,822
                                                          ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $         (9,641)  $             --
                                                          ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52-53

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------



                                                                                             EQUITY PLUS FUND
                                                                          ---------------------------------------------------------
                                                                          SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2003      OCTOBER 31,          APRIL 30,
                                                                             (UNAUDITED)           2002               2002
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    121,146,936   $    183,415,817   $    277,672,723
                                                                          ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................................           704,157            899,179          1,807,520
    Net realized gain (loss) on investments sold .......................         4,945,126          8,663,513         12,185,456
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities .......................        (2,028,719)       (33,569,941)       (54,760,242)
                                                                          ----------------   ----------------   ----------------
       Net increase (decrease) in net assets from operations ...........         3,620,564        (24,007,249)       (40,767,266)
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................................                --                 --                 --
       Class I .........................................................          (805,888)          (742,470)        (1,876,083)
    Net realized gain on investments:
       Class N .........................................................                --                 --                 --
       Class I .........................................................        (6,389,708)       (10,423,095)        (3,522,508)
    Return of Capital:
       Class N .........................................................                --                 --                 --
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (7,195,596)       (11,165,565)        (5,398,591)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................................                --                 --                 --
       Class I .........................................................         4,353,420          6,527,384         13,470,362
    Proceeds from reinvestment of distributions:
       Class N .........................................................                --                 --                 --
       Class I .........................................................           550,455            726,324          1,325,021
    Cost of shares redeemed:
       Class N .........................................................                --                 --                 --
       Class I .........................................................       (24,644,810)       (34,349,775)       (62,886,432)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......       (19,740,935)       (27,096,067)       (48,091,049)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................       (23,315,967)       (62,268,881)       (94,256,906)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $     97,830,969   $    121,146,936   $    183,415,817
                                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of) net investment income
           loss) .......................................................  $         77,187   $        178,918   $         22,209
                                                                          ================   ================   ================

                                                                                            SELECT SMALL CAP FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2003      OCTOBER 31,          APRIL 30,
                                                                             (UNAUDITED)           2002               2002
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $     28,079,002   $     41,124,244   $     40,633,589
                                                                          ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................................            (4,509)           (35,122)         (140,218)
    Net realized gain (loss) on investments sold .......................            97,862           (889,952)           73,835
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities .......................           890,292         (7,728,844)        5,914,773
                                                                          ----------------   ----------------   ----------------
       Net increase (decrease) in net assets from operations ...........           983,645         (8,653,918)        5,848,390
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................................                --                 --                 --
       Class I .........................................................                --                 --                 --
    Net realized gain on investments:
       Class N .........................................................                --                 --         (1,640,622)
       Class I .........................................................                --                 --                 --
    Return of Capital:
       Class N .........................................................                --           (817,836)                --
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................                --           (817,836)        (1,640,622)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................................           856,355          2,685,682          3,399,742
       Class I .........................................................                --                 --                 --
    Proceeds from reinvestment of distributions:
       Class N .........................................................                --              6,596             56,713
       Class I .........................................................                --                 --                 --
    Cost of shares redeemed:
       Class N .........................................................        (3,359,249)        (6,265,766)        (7,173,568)
       Class I .........................................................                --                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......        (2,502,894)        (3,573,488)        (3,717,113)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................        (1,519,249)       (13,045,242)           490,655
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $     26,559,753   $     28,079,002   $     41,124,244
                                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of) net investment income
           loss) .......................................................  $         (2,293)  $          2,216   $             --
                                                                          ================   ================   ================


                                                                                       BALANCED FUND
                                                                           ------------------------------------
                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                           APRIL 30, 2003         OCTOBER 31,
                                                                             (UNAUDITED)             2002
                                                                           ----------------    ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................   $    300,829,600    $    342,519,704
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................................          2,147,748           5,905,510
    Net realized gain (loss) on investments sold .......................         (6,242,098)         (8,469,792)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities .......................          7,001,965         (11,557,510)
                                                                           ----------------    ----------------
       Net increase (decrease) in net assets from operations ...........          2,907,615         (14,121,792)
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................................         (2,488,239)         (6,116,301)
       Class I .........................................................                 --                  --
    Net realized gain on investments:
       Class N .........................................................                 --            (586,096)
       Class I .........................................................                 --                  --
    Return of Capital:
       Class N .........................................................                 --                  --
                                                                           ----------------    ----------------
       Total distributions .............................................         (2,488,239)         (6,702,397)
                                                                           ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................................         33,254,170          89,140,287
       Class I .........................................................                 --                  --
    Proceeds from reinvestment of distributions:
       Class N .........................................................          2,466,733           6,627,243
       Class I .........................................................                 --                  --
    Cost of shares redeemed:
       Class N .........................................................        (45,423,716)       (116,633,445)
       Class I .........................................................                 --                  --
                                                                           ----------------    ----------------
          Net increase (decrease) from capital share transactions ......         (9,702,813)        (20,865,915)
                                                                           ----------------    ----------------
          Total increase (decrease) in net assets ......................         (9,283,437)        (41,690,104)
                                                                           ----------------    ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................   $    291,546,163    $    300,829,600
                                                                           ================    ================
    (A) Undistributed (distributions in excess of) net investment income
           loss) .......................................................   $        189,855    $        530,346
                                                                           ================    ================

                                                                                   MONTAG & CALDWELL
                                                                                     BALANCED FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                            APRIL 30, 2003       OCTOBER 31,
                                                                             (UNAUDITED)            2002
                                                                          -----------------  ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $     215,505,266  $    306,378,680
                                                                          -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................................          1,887,757         5,053,057
    Net realized gain (loss) on investments sold .......................         (1,640,209)      (19,472,908)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities .......................          4,623,075        (6,514,506)
                                                                          -----------------  ----------------
       Net increase (decrease) in net assets from operations ...........          4,870,623       (20,934,357)
                                                                          -----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................................           (746,487)       (2,016,248)
       Class I .........................................................         (1,372,804)       (3,487,858)
    Net realized gain on investments:
       Class N .........................................................                 --                --
       Class I .........................................................                 --                --
    Return of Capital:
       Class N .........................................................                 --                --
                                                                          -----------------  ----------------
       Total distributions .............................................         (2,119,291)       (5,504,106)
                                                                          -----------------  ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................................         51,945,195        93,739,340
       Class I .........................................................         11,281,565        34,632,958
    Proceeds from reinvestment of distributions:
       Class N .........................................................            734,431         1,979,338
       Class I .........................................................          1,372,880         3,386,289
    Cost of shares redeemed:
       Class N .........................................................        (32,863,491)     (129,960,114)
       Class I .........................................................        (15,938,818)      (68,212,762)
                                                                          -----------------  ----------------
          Net increase (decrease) from capital share transactions ......         16,531,762       (64,434,951)
                                                                          -----------------  ----------------
          Total increase (decrease) in net assets ......................         19,283,094       (90,873,414)
                                                                          -----------------  ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $     234,788,360  $    215,505,266
                                                                          =================  ================
    (A) Undistributed (distributions in excess of) net investment income
           loss) .......................................................  $          19,671  $        251,205
                                                                          =================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54-55

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL
                                                                      EQUITY FUND                            BOND FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     15,580,836   $     78,252,420   $    492,600,585   $    449,040,943
                                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................            50,754               (524)        11,563,708         23,422,980
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............        (2,062,197)       (17,930,191)         3,739,459         (2,532,353)
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....         1,836,313         12,978,513          7,495,593         (7,866,589)
                                                          ----------------   ----------------   ----------------   ----------------
       Net increase (decrease) in net assets
          from operations ..............................          (175,130)        (4,952,202)        22,798,760         13,024,038
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --         (5,123,298)       (14,664,272)
       Class I .........................................                --                 --         (7,955,410)       (10,786,931)
    Net realized gain on investments:
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions .............................                --                 --        (13,078,708)       (25,451,203)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................         2,949,240         14,943,993         44,933,548        127,296,553
       Class I .........................................                --                 --        140,375,443        210,044,534
    Proceeds from reinvestment of distributions:
       Class N .........................................                --                 --          3,918,257          9,054,653
       Class I .........................................                --                 --          1,986,412          4,131,400
    Cost of shares redeemed:
       Class N .........................................        (7,766,975)       (86,337,227)       (46,042,782)      (266,128,769)
       Class I .........................................                --                 --        (42,798,234)       (28,411,564)
    Issued due to merger:
       Class N .........................................                --         13,673,852                 --                 --
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............        (4,817,735)       (57,719,382)       102,372,644         55,986,807
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......        (4,992,865)       (62,671,584)       112,092,696         43,559,642
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     10,587,971   $     15,580,836   $    604,693,281   $    492,600,585
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $         35,695   $        (15,059)  $     (2,112,002)  $       (597,002)
                                                          ================   ================   ================   ================

                                                                              INVESTMENT GRADE
                                                                                 BOND FUND
                                                          ------------------------------------------------------
                                                          SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,          APRIL 30,
                                                             (UNAUDITED)           2002               2002
                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     54,748,307   $     83,147,516   $     90,770,930
                                                          ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................           973,393          1,439,137          4,588,084
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............         1,354,536          4,365,722            313,124
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....        (1,176,227)        (1,833,720)           616,070
                                                          ----------------   ----------------   ----------------
       Net increase (decrease) in net assets
          from operations ..............................         1,151,702          3,971,139          5,517,278
                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --                 --
       Class I .........................................        (1,203,921)        (1,661,584)        (4,701,594)
    Net realized gain on investments:
       Class I .........................................        (1,543,571)                --                 --
                                                          ----------------   ----------------   ----------------
       Total distributions .............................        (2,747,492)        (1,661,584)        (4,701,594)
                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................                --                 --                 --
       Class I .........................................        10,671,482          5,794,730          5,306,942
    Proceeds from reinvestment of distributions:
       Class N .........................................                --                 --                 --
       Class I .........................................           177,737             16,199          1,479,861
    Cost of shares redeemed:
       Class N .........................................                --                 --                 --
       Class I .........................................       (10,098,005)       (66,892,770)       (15,225,901)
    Issued due to merger:
       Class N .........................................                --                 --                 --
       Class I .........................................                --         30,373,077                 --
                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............           751,214        (30,708,764)        (8,439,098)
                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......          (844,576)       (28,399,209)        (7,623,414)
                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     53,903,731   $     54,748,307   $     83,147,516
                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $       (290,613)  $        (60,085)  $             --
                                                          ================   ================   ================

                                                                       MUNICIPAL                           INVESTOR MONEY
                                                                       BOND FUND                            MARKET FUND
                                                          -----------------------------------  ------------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003        OCTOBER 31,
                                                             (UNAUDITED)           2002           (UNAUDITED)            2002
                                                          ----------------   ----------------  -----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     54,264,411   $     48,221,972  $     340,537,439   $    484,148,165
                                                          ----------------   ----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................           910,045          1,986,586          1,640,260          4,905,603
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............           514,691            824,622                 --                 --
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....           302,115             21,616                 --                 --
                                                          ----------------   ----------------  -----------------   ----------------
       Net increase (decrease) in net assets
          from operations ..............................         1,726,851          2,832,824          1,640,260          4,905,603
                                                          ----------------   ----------------  -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................          (910,045)        (1,986,586)        (1,640,351)        (4,905,512)
       Class I .........................................                --                 --                 --                 --
    Net realized gain on investments:
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------  -----------------   ----------------
       Total distributions .............................          (910,045)        (1,986,586)        (1,640,351)        (4,905,512)
                                                          ----------------   ----------------  -----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................        12,422,898         27,191,896        594,227,237      1,251,231,234
       Class I .........................................                --                 --                 --                 --
    Proceeds from reinvestment of distributions:
       Class N .........................................           234,723            339,121            217,006            628,304
       Class I .........................................                --                 --                 --                 --
    Cost of shares redeemed:
       Class N .........................................       (21,813,701)       (22,334,816)      (529,620,237)    (1,395,470,355)
       Class I .........................................                --                 --                 --                 --
    Issued due to merger:
       Class N .........................................                --                 --                 --                 --
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------  -----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............        (9,156,080)         5,196,201         64,824,006       (143,610,817)
                                                          ----------------   ----------------  -----------------   ----------------
          Total increase (decrease) in net assets ......        (8,339,274)         6,042,439         64,823,915       (143,610,726)
                                                          ----------------   ----------------  -----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     45,925,137   $     54,264,411  $     405,361,354   $    340,537,439
                                                          ================   ================  =================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $             --   $             --  $              --   $             91
                                                          ================   ================  =================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56-57

                ABN AMRO FUNDS
------------------------------
GROWTH FUND - CLASS N                                             APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED          ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99       10/31/98
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period .....  $      18.55   $      20.38   $      30.86   $      27.71   $      23.06   $     19.73
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................         --(a)          (0.04)         (0.04)         (0.06)         (0.06)        (0.02)
     Net realized and unrealized
       gain (loss) on investments ........         (0.14)         (1.74)         (7.36)          5.21           6.14          4.73
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations ..         (0.14)         (1.78)         (7.40)          5.15           6.08          4.71
                                            ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........            --          --(a)             --             --             --         (0.01)
     Distributions from net realized
       gain on investments ...............            --          (0.05)         (3.08)         (2.00)         (1.43)        (1.37)
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions ...............            --          (0.05)         (3.08)         (2.00)         (1.43)        (1.38)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value         (0.14)         (1.83)        (10.48)          3.15           4.65          3.33
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ...........  $      18.41   $      18.55   $      20.38   $      30.86   $      27.71   $     23.06
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN .............................         (0.76)%(b)     (8.76)%       (25.95)%        19.62%         27.71%        25.43%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $    692,836   $    609,049   $    464,023   $    542,436   $    490,189   $   367,666
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ...............          1.11%          1.10%          1.09%          1.07%          1.06%         1.08%
     After reimbursement of
       expenses by Adviser ...............          1.11%          1.10%          1.09%          1.07%          1.06%         1.08%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of
       expenses by Adviser ...............         (0.04)%        (0.20)%        (0.18)%        (0.18)%        (0.25)%       (0.11)%
     After reimbursement of
       expenses by Adviser ...............         (0.04)%        (0.20)%        (0.18)%        (0.18)%        (0.25)%       (0.11)%
   Portfolio Turnover ....................          3.15%(b)       7.52%         17.22%         25.73%         28.93%        34.21%

---------------------------------------------------------------------------
 (a) Represents less than $0.005 per share.
 (b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
GROWTH FUND - CLASS I                                             APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR           YEAR          PERIOD
                                                                        4/30/03           ENDED          ENDED          ENDED
                                                                      (UNAUDITED)       10/31/02       10/31/01      10/31/00(A)
                                                                     ------------     ------------   ------------   ------------
Net Asset Value, Beginning of Period .............................   $      18.67     $      20.45   $      30.89   $      28.60
                                                                     ------------     ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ................................           0.02            (0.03)          0.02             --
     Net realized and unrealized gain (loss) on investments ......          (0.14)           (1.70)         (7.38)          2.29
                                                                     ------------     ------------   ------------   ------------
       Total from investment operations ..........................          (0.12)           (1.73)         (7.36)          2.29
                                                                     ------------     ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...             --               --             --             --
     Distributions from net realized gain on investments .........             --            (0.05)         (3.08)            --
                                                                     ------------     ------------   ------------   ------------
       Total distributions .......................................             --            (0.05)         (3.08)            --
                                                                     ------------     ------------   ------------   ------------
Net increase (decrease) in net asset value .......................          (0.12)           (1.78)        (10.44)          2.29
                                                                     ------------     ------------   ------------   ------------
Net Asset Value, End of Period ...................................   $      18.55     $      18.67   $      20.45   $      30.89
                                                                     ============     ============   ============   ============
TOTAL RETURN .....................................................          (0.64)%(b)       (8.51)%       (25.78)%         8.01%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $    227,622     $    149,741   $     43,362   $     50,577
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .................           0.84%            0.83%          0.84%          0.83%
     After reimbursement of expenses by Adviser ..................           0.84%            0.83%          0.84%          0.83%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .................           0.23%            0.07%          0.07%          0.06%
     After reimbursement of expenses by Adviser ..................           0.23%            0.07%          0.07%          0.06%
   Portfolio Turnover ............................................           3.15%(b)         7.52%         17.22%         25.73%(b)

------------------------------------------------
 (a) ABNAMRO Growth Fund - Class I commenced  investment  operations on July 31, 2000.
 (b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
GROWTH FUND - CLASS C AND CLASS R                                 APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 CLASS C         CLASS R
                                                                              ------------    ------------
                                                                                 PERIOD          PERIOD
                                                                                  ENDED           ENDED
                                                                               4/30/03(A)      4/30/03(B)
                                                                               (UNAUDITED)     (UNAUDITED)
                                                                              ------------    ------------
Net Asset Value, Beginning of Period. ....................................    $      18.07    $      18.07
                                                                              ------------    ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................................................           (0.05)          (0.02)
     Net realized and unrealized gain on investments .....................            0.33            0.34
                                                                              ------------    ------------
       Total from investment operations ..................................            0.28            0.32
                                                                              ------------    ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...........              --              --
     Distributions from net realized gain on investments .................              --              --
                                                                              ------------    ------------
       Total distributions ...............................................              --              --
                                                                              ------------    ------------
Net increase in net asset value ..........................................            0.28            0.32
                                                                              ------------    ------------
Net Asset Value, End of Period ...........................................    $      18.35    $      18.39
                                                                              ============    ============
TOTAL RETURN .............................................................            1.55%(c)        1.77%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..................................    $        102    $        102
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .........................            1.93%           1.38%
     After reimbursement of expenses by Adviser ..........................            1.93%           1.38%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser .........................           (0.86)%         (0.31)%
     After reimbursement of expenses by Adviser ..........................           (0.86)%         (0.31)%
   Portfolio Turnover ....................................................            3.15%(c)        3.15%(c)

-----------------------------------------
 (a) ABNAMRO  Growth Fund - Class C commenced  operations  on December 31, 2002.
 (b) ABNAMRO  Growth Fund - Class R commenced  operations  on December 31, 2002.
 (c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG &CALDWELL GROWTH FUND - CLASS N                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ..... $      19.03   $      22.43   $      31.30   $      33.15   $      26.49  $      22.68
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........         0.03           0.05           0.02          (0.05)         (0.04)        (0.05)
     Net realized and unrealized
       gain (loss) on investments .........         0.29          (3.45)         (4.81)         (0.15)          7.64          4.07
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ...         0.32          (3.40)         (4.79)         (0.20)          7.60          4.02
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ................           --             --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ................           --             --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          0.32          (3.40)         (8.87)         (1.85)          6.66          3.81
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ............ $      19.35   $      19.03   $      22.43   $      31.30   $      33.15  $      26.49
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN ..............................         1.68%(a)     (15.16)%       (17.37)%        (0.96)%        29.34%        17.90%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    807,818   $    714,043   $    872,657   $  1,349,760   $  1,612,796  $  1,004,356
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.07%          1.06%          1.06%          1.03%          1.05%         1.12%
     After reimbursement of expenses
       by Adviser .........................         1.07%          1.06%          1.06%          1.03%          1.05%         1.12%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.33%          0.23%          0.10%         (0.14)%        (0.16)%       (0.22)%
     After reimbursement of expenses
       by Adviser .........................         0.33%          0.23%          0.10%         (0.14)%        (0.16)%       (0.22)%
   Portfolio Turnover .....................         9.58%(a)      38.23%         59.64%         66.71%         31.59%        29.81%

-------------------------------------
 (a)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ....  $      19.22   $      22.74   $      31.70   $      33.46   $      26.65  $      22.75
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............          0.06           0.11           0.09           0.05           0.04          0.01
     Net realized and unrealized
       gain (loss) on investments ........          0.29          (3.48)         (4.90)         (0.16)          7.71          4.10
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ..          0.35          (3.37)         (4.81)         (0.11)          7.75          4.11
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........         (0.09)         (0.15)         (0.07)            --             --            --
     Distributions from net realized
       gain on investments ...............         --                --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ...............         (0.09)         (0.15)         (4.15)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          0.26          (3.52)         (8.96)         (1.76)          6.81          3.90
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ...........  $      19.48   $      19.22   $      22.74   $      31.70   $      33.46  $      26.65
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN .............................          1.84%(a)     (14.91)%       (17.16)%       (0.70)%         29.78%        18.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $  1,805,509   $  1,325,116   $  1,058,500   $  1,334,651   $  1,369,673  $    738,423
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.78%          0.77%          0.77%          0.74%          0.76%         0.85%
     After reimbursement of expenses
       by Adviser ........................          0.78%          0.77%          0.77%          0.74%          0.76%         0.85%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.62%          0.52%          0.39%          0.15%          0.14%         0.05%
     After reimbursement of expenses
       by Adviser ........................          0.62%          0.52%          0.39%          0.15%          0.14%         0.05%
   Portfolio Turnover ....................          9.58%(a)      38.23%         59.64%         66.71%         31.59%        29.81%

----------------------------------------------------
 (a)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG &CALDWELL GROWTH FUND - CLASS R                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 PERIOD
                                                                                  ENDED
                                                                               4/30/03(A)
                                                                               (UNAUDITED)
                                                                              ------------
Net Asset Value, Beginning of Period. ....................................    $      18.59
                                                                              ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment gain .................................................            0.05
     Net realized and unrealized gain on investments .....................            0.69
                                                                              ------------
       Total from investment operations ..................................            0.74
                                                                              ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...........              --
     Distributions from net realized gain on investments .................              --
                                                                              ------------
       Total distributions ...............................................              --
                                                                              ------------
Net increase in net asset value ..........................................            0.74
                                                                              ------------
Net Asset Value, End of Period ...........................................    $      19.33
                                                                              ============
TOTAL RETURN .............................................................            3.98%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..................................    $        104
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .........................            1.33%
     After reimbursement of expenses by Adviser ..........................            1.33%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .........................            0.77%
     After reimbursement of expenses by Adviser ..........................            0.77%
   Portfolio Turnover ....................................................            9.58%(b)

--------------------------------
 (a) ABN AMRO/Montag & Caldwell Growth Fund - Class R commenced operations on December 31, 2002.
 (b)  Not Annualized.


SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR          YEAR
                                                                        4/30/03           ENDED         ENDED
                                                                      (UNAUDITED)       10/31/02      10/31/01(A)
                                                                     ------------     ------------   ------------
Net Asset Value, Beginning of Period. .............................  $       8.47     $       9.68   $      10.00
                                                                     ------------     ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................................          0.07             0.06           0.02
     Net realized and unrealized gain (loss) on investments .......          0.43            (1.22)         (0.33)
                                                                     ------------     ------------   ------------
       Total from investment operations ...........................          0.50            (1.16)         (0.31)
                                                                     ------------     ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....         (0.07)           (0.05)         (0.01)
                                                                     ------------     ------------   ------------
       Total distributions ........................................         (0.07)           (0.05)         (0.01)
                                                                     ------------     ------------   ------------
Net increase (decrease) in net asset value ........................          0.43            (1.21)         (0.32)
                                                                     ------------     ------------   ------------
Net Asset Value, End of Period ....................................  $       8.90     $       8.47   $       9.68
                                                                     ============     ============   ============
TOTAL RETURN ......................................................          5.90%(b)       (12.01)%        (3.11)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $      9,970     $      9,632   $      5,195
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          1.93%            1.79%          3.37%
     After reimbursement of expenses by Adviser ...................          1.20%            1.20%          1.20%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................          0.66%            0.15%         (1.96)%
     After reimbursement of expenses by Adviser ...................          1.39%            0.74%          0.21%
   Portfolio Turnover .............................................         55.20%(b)        83.14%        102.34%(b)

-----------------------------------------------------
 (a) ABNAMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.
 (b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
VALUE FUND - CLASS N                                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED       YEAR      TEN MONTHS       YEAR        YEAR         YEAR        YEAR
                                              4/30/03      ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                            (UNAUDITED)  10/31/02     10/31/01      12/31/00     12/31/99     12/31/98    12/31/97
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net Asset Value, Beginning of Period ...... $     8.45   $    9.39   $    11.68     $   12.75   $    12.33   $   16.51   $    13.24
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.08        0.11         0.07          0.10         0.14        0.19         0.24
     Net realized and unrealized gain (loss)
       on investments .....................       0.07       (0.79)       (2.25)        (0.24)        1.23        0.86         3.75
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
       Total from investment operations ...       0.15       (0.68)       (2.18)        (0.14)        1.37        1.05         3.99
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.09)      (0.08)       (0.06)        (0.10)       (0.14)      (0.19)       (0.24)
     Distributions from net realized
       gain on investments ................         --       (0.18)       (0.05)        (0.83)       (0.81)      (5.04)       (0.48)
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
       Total distributions ................      (0.09)      (0.26)       (0.11)        (0.93)       (0.95)      (5.23)       (0.72)
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net increase (decrease) in net asset value        0.06       (0.94)       (2.29)        (1.07)        0.42       (4.18)        3.27
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............ $     8.51   $    8.45   $     9.39     $   11.68   $    12.75   $   12.33   $    16.51
                                            ==========   =========   ==========     =========   ==========   =========   ==========
TOTAL RETURN ..............................       1.76%(a)   (7.58)%     (18.86)%(a)    (0.68)%      11.14%       5.47%       30.49%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $  170,356   $ 111,817   $  116,221     $ 131,303   $  153,551   $ 170,945   $  220,618
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ................       1.20%       1.20%        1.08%         1.06%        1.03%       1.05%        1.01%
     After reimbursement of
       expenses by Adviser ................       0.94%       0.96%(b)     1.07%         1.06%        1.03%       1.05%        1.01%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ................       1.48%       1.00%        0.68%         0.85%        1.07%       1.23%        1.57%
     After reimbursement of
       expenses by Adviser ................       1.74%       1.24%        0.69%         0.85%        1.07%       1.23%        1.57%
   Portfolio Turnover .....................      24.64%(a)  144.90%       58.41%(a)     76.00%       94.00%      55.00%       79.00%

----------------------------------------------
 (a)  Not Annualized.
 (b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS
                                                                                                 ENDED         PERIOD
                                                                                                4/30/03         ENDED
                                                                                              (UNAUDITED)    10/31/02(A)
                                                                                             ------------   ------------
Net Asset Value, Beginning of Period. .....................................................  $       7.30   $      10.00
                                                                                             ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................................................................         (0.01)         (0.03)
     Net realized and unrealized gain (loss) on investments ...............................          0.26          (2.67)
                                                                                             ------------   ------------
      Total from investment operations ....................................................          0.25          (2.70)
                                                                                             ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ............................            --             --
     Distributions from net realized gain on investments ..................................            --             --
                                                                                             ------------   ------------
       Total distributions ................................................................            --             --
                                                                                             ------------   ------------
Net increase (decrease) in net asset value ................................................          0.25          (2.70)
                                                                                             ------------   ------------
Net Asset Value, End of Period ............................................................  $       7.55   $       7.30
                                                                                             ============   ============
TOTAL RETURN ..............................................................................          3.57%(b)     (27.10)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...................................................  $      1,450   $      2,164
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..........................................          4.47%          3.45%
     After reimbursement of expenses by Adviser ...........................................          1.30%          1.30%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser ..........................................         (3.41)%        (2.53)%
     After reimbursement of expenses by Adviser ...........................................         (0.24)%        (0.38)%
   Portfolio Turnover .....................................................................        263.48%(b)   1,314.29%(b)

------------------------------------
 (a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.
 (b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MID CAP FUND - CLASS N                                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ....  $      14.24   $      15.67   $      18.50   $      13.45   $      13.16  $      17.60
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ........         (0.03)         (0.06)         (0.07)         (0.05)         (0.05)         0.07
     Net realized and unrealized
       gain (loss) on investments ........          1.43          (1.12)          0.55           5.25           0.34         (1.59)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ..          1.40          (1.18)          0.48           5.20           0.29         (1.52)
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........            --             --             --             --             --(a)      (0.09)
     Distributions from net realized
       gain on investments ...............            --          (0.25)         (3.31)         (0.15)            --         (2.83)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ...............            --          (0.25)         (3.31)         (0.15)            --         (2.92)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          1.40          (1.43)         (2.83)          5.05           0.29         (4.44)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ...........  $      15.64   $      14.24   $      15.67   $      18.50   $      13.45  $      13.16
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN .............................          9.83%(b)      (7.88)%         3.42%         39.07%          2.32%       (10.54)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $     86,401   $     85,727   $     40,265   $     26,389   $     17,586  $     22,728
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          1.37%          1.38%          1.42%          1.48%          1.50%         1.46%
     After reimbursement of expenses
       by Adviser ........................          1.33%(c)       1.30%          1.30%          1.30%          1.30%         1.30%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................         (0.36)%        (0.61)%        (0.61)%        (0.51)%        (0.50)%        0.30%
     After reimbursement of expenses
       by Adviser ........................         (0.32)%        (0.53)%        (0.49)%        (0.33)%        (0.30)%        0.46%
   Portfolio Turnover ....................         42.35%(b)      45.17%         77.15%        108.61%        101.44%        78.33%

-------------------------------
 (a) Represents less than $0.005 per share.
 (b) Not Annualized.
 (c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR            YEAR
                                                                        4/30/03           ENDED           ENDED
                                                                      (UNAUDITED)       10/31/02        10/31/01(A)
                                                                     ------------     ------------     ------------
Net Asset Value, Beginning of Period. .............................  $      10.49     $      10.75     $      10.00
                                                                     ------------     ------------     ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .................................          0.04            (0.02)(b)         0.06
     Net realized and unrealized gain (loss) on investments .......          1.17            (0.14)(b)         0.72
                                                                     ------------     ------------     ------------
       Total from investment operations ...........................          1.21            (0.16)            0.78
                                                                     ------------     ------------     ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....            --            (0.02)           (0.03)
     Distributions from net realized gain on investments ..........            --            (0.08)              --
                                                                     ------------     ------------     ------------
       Total distributions ........................................            --            (0.10)           (0.03)
                                                                     ------------     ------------     ------------
Net increase (decrease) in net asset value ........................          1.21            (0.26)            0.75
                                                                     ------------     ------------     ------------
Net Asset Value, End of Period ....................................  $      11.70     $      10.49     $      10.75
                                                                     ============     ============     ============
TOTAL RETURN ......................................................         11.54%(c)        (1.59)%           7.74%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $     44,314     $     40,407     $      2,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          1.47%            1.52%            5.46%
     After reimbursement of expenses by Adviser ...................          1.30%            1.30%            1.30%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................          0.49%           (0.34)%          (3.49)%
     After reimbursement of expenses by Adviser ...................          0.66%           (0.12)%           0.67%
   Portfolio Turnover .............................................         51.37%(c)       266.78%          175.17%(c)

------------------------------
 (a) ABN AMRO/TAMRO  Small Cap Fund commenced  investment  operations on November 30, 2000.
 (b) The  selected  per share data was  calculated  using the  weighted  average shares outstanding method for the period.
 (c) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
------------------------------
VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99     10/31/98(A)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $      11.44   $      17.55  $      22.51  $      16.60  $       8.62  $      10.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................        (0.06)         (0.14)        (0.13)        (0.14)        (0.08)           --(b)
     Net realized and unrealized gain
       (loss) on investments ..............         0.12          (5.97)        (1.72)         8.42          8.06         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.06          (6.11)        (1.85)         8.28          7.98         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ................           --             --         (3.11)        (2.37)           --            --
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................           --             --         (3.11)        (2.37)           --            --
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.06          (6.11)        (4.96)         5.91          7.98         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      11.50   $      11.44  $      17.55  $      22.51  $      16.60  $       8.62
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         0.44%(c)     (34.76)%      (10.08)%       53.35%        92.92%       (13.80)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    297,425   $    314,317  $    268,271  $    182,806  $     57,282  $     12,674
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.52%          1.48%         1.44%         1.46%         1.58%         1.54%
     After reimbursement of expenses
       by Adviser .........................         1.43%(d)       1.40%         1.40%         1.40%         1.41%(e)      1.50%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................        (1.23)%        (1.15)%       (0.87)%       (0.84)%       (1.05)%       (0.06)%
     After reimbursement of expenses
       by Adviser .........................        (1.14)%        (1.07)%       (0.83)%       (0.78)%       (0.88)%       (0.02)%
   Portfolio Turnover .....................        74.76%(c)     162.80%       177.30%       192.23%       204.26%       111.52%(c)

---------------------------------------------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class N commenced investment operations on July 2,
    1998.
(b) Represents less than $0.005 per share.
(c) Not Annualized.
(d) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from
    1.40% to 1.49% on March 1, 2003.
(e) The Adviser's fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December
    4, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR            YEAR
                                                                        4/30/03           ENDED           ENDED
                                                                      (UNAUDITED)       10/31/02        10/31/01(A)
                                                                     ------------     ------------     ------------
Net Asset Value, Beginning of Period ............................    $      11.48     $      17.56     $      17.88
                                                                     ------------     ------------     ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ........................................           (0.05)           (0.19)              --
     Net realized and unrealized gain (loss) on investments .....            0.12            (5.89)           (0.32)
                                                                     ------------     ------------     ------------
       Total from investment operations .........................            0.07            (6.08)           (0.32)
                                                                     ------------     ------------     ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on investments ........              --               --               --
                                                                     ------------     ------------     ------------
       Total distributions ......................................              --               --               --
                                                                     ------------     ------------     ------------
Net increase (decrease) in net asset value ......................            0.07            (6.08)           (0.32)
                                                                     ------------     ------------     ------------
Net Asset Value, End of Period ..................................    $      11.55     $      11.48     $      17.56
                                                                     ============     ============     ============
TOTAL RETURN ....................................................           0.61%(b)        (34.62)%          (1.79)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........................    $    55,858      $     52,808     $      5,497
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ................           1.22%             1.19%            1.16%
     After reimbursement of expenses by Adviser .................           1.13%(c)          1.11%            1.12%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses by Adviser ................          (0.93)%           (0.86)%          (0.59)%
     After reimbursement of expenses by Adviser .................          (0.84)%           (0.78)%          (0.55)%
   Portfolio Turnover ...........................................          74.76%(b)        162.80%          177.30%(b)

---------------------------------------------------------
(a) ABN AMRO/Veredus  Aggressive  Growth  Fund -  Class  I  commenced  investment operations on October 5, 2001.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense  ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
REAL ESTATE FUND - CLASS N                                        APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED       YEAR     TEN MONTHS       YEAR        YEAR        YEAR       YEAR
                                              4/30/03      ENDED       ENDED         ENDED       ENDED       ENDED      ENDED
                                            (UNAUDITED)  10/31/02    10/31/01      12/31/00     12/31/99    12/31/98  12/31/97(A)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net Asset Value, Beginning of Period ...... $     9.23   $    9.15  $     9.47     $    7.72   $     8.37  $    9.95  $    10.00
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.19        0.39        0.34          0.42(b)      0.38       0.37          --
     Net realized and unrealized gain
       (loss) on investments ..............       0.83        0.24       (0.39)         1.75(b)     (0.65)     (1.58)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
       Total from investment operations ...       1.02        0.63       (0.05)         2.17        (0.27)     (1.21)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.11)      (0.33)      (0.27)        (0.33)       (0.31      (0.31)         --
     Distributions from net realized
       gain on investments ................      (0.41)      (0.22)         --            --           --         --          --
     Contribution (return) of capital .....         --          --          --         (0.09)       (0.07)     (0.06)         --
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
       Total distributions ................      (0.52)      (0.55)      (0.27)        (0.42)       (0.38)     (0.37)         --
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net increase (decrease) in net asset value        0.50        0.08       (0.32)         1.75        (0.65)     (1.58)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net Asset Value, End of Period ............ $     9.73   $    9.23  $     9.15     $    9.47   $     7.72  $    8.37  $     9.95
                                            ==========   =========  ==========     =========   ==========  =========  ==========
TOTAL RETURN ..............................      11.57%(c)    6.62%      (0.46)%(c)    28.77%       (3.33)%   (12.35)%      0.00%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   29,381   $  19,924  $   15,242     $  21,744   $    7,522  $   7,022  $    2,985
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       1.63%       1.68%       1.63%         1.70%        2.42%      1.78%       1.61%
     After reimbursement of expenses
       by Adviser .........................       1.37%       1.37%       1.33%         1.39%        1.53%      1.41%       1.31%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       4.43%       3.80%       4.01%         4.87%        3.83%      4.31%      (1.61)%
     After reimbursement of expenses
       by Adviser .........................       4.69%       4.11%       4.31%         5.19%        4.72%      4.68%      (1.31)%
   Portfolio Turnover .....................       9.98%(c)   36.69%      17.95%(c)     25.00%       11.00%     13.00%         --(c)

-----------------------------------------------
(a) ABN AMRO Real Estate Fund commenced investment operations on December 31, 1997.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED           YEAR           YEAR          PERIOD
                                                                        4/30/03          ENDED          ENDED          ENDED
                                                                      (UNAUDITED)      10/31/02       10/31/01      10/31/00(A)
                                                                     ------------    ------------   ------------   ------------
Net Asset Value, Beginning of Period ..............................  $       4.89    $       7.57   $       8.93   $      10.00
                                                                     ------------    ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .................................         (0.03)          (0.08)          0.02           0.06
     Net realized and unrealized gain (loss) on investments .......          0.31           (2.60)         (1.32)         (1.11)
                                                                     ------------    ------------   ------------   ------------
       Total from investment operations ...........................          0.28           (2.68)         (1.30)         (1.05)
                                                                     ------------    ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....            --              --          (0.06)         (0.02)
                                                                     ------------    ------------   ------------   ------------
       Total distributions ........................................            --              --          (0.06)         (0.02)
                                                                     ------------    ------------   ------------   ------------
Net increase (decrease) in net asset value ........................          0.28           (2.68)         (1.36)         (1.07)
                                                                     ------------    ------------   ------------   ------------
Net Asset Value, End of Period ....................................  $       5.17    $       4.89   $       7.57   $       8.93
                                                                     ============    ============   ============   ============
TOTAL RETURN ......................................................          5.73%(b)      (35.40)%       (14.49)%       (10.61)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $      1,503    $      2,206   $      2,566   $      2,696
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          5.44%           3.70%          3.88%          6.17%
     After reimbursement of expenses by Adviser ...................          1.53%(c)        1.50%          1.50%          1.50%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................         (5.11)%         (3.50)%        (2.13)%        (2.54)%
     After reimbursement of expenses by Adviser ...................         (1.20)%         (1.30)%         0.25%          2.13%
   Portfolio Turnover .............................................        266.98%(b)      496.86%        481.21%         85.98%(b)

--------------------------------------------------
(a) ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30, 2000.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from
    1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
EQUITY PLUS FUND - CLASS I(A)                                     APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED     SIX MONTHS     YEAR          YEAR        YEAR         YEAR       YEAR
                                              4/30/03      ENDED        ENDED         ENDED       ENDED        ENDED      ENDED
                                            (UNAUDITED)  10/31/02     04/30/02       04/30/01    04/30/00    04/30/99    04/30/98
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period .....  $    12.56   $   15.74   $    19.32     $   24.87    $   22.02   $   18.24  $    14.04
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............        0.08        0.09         0.14          0.14         0.17        0.18        0.22
     Net realized and unrealized gain
       (loss) on investments .............        0.40       (2.26)       (3.31)        (4.44)        3.34        4.44        4.85
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ..        0.48       (2.17)       (3.17)        (4.30)        3.51        4.62        5.07
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........       (0.09)      (0.07)       (0.15)        (0.14)       (0.17)      (0.18)      (0.22)
     Distributions from net realized
       gain on investments ...............       (0.72)      (0.94)       (0.26)        (1.11)       (0.49)      (0.66)      (0.65)
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ...............       (0.81)      (1.01)       (0.41)        (1.25)       (0.66)      (0.84)      (0.87)
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.33)      (3.18)       (3.58)        (5.55)        2.85        3.78        4.20
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ...........  $    12.23   $   12.56   $    15.74     $   19.32   $    24.87   $   22.02  $    18.24
                                            ==========   =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN .............................        4.05%(b)  (14.33)%(b)  (16.59)%      (17.64)%      16.00%      26.10%      37.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $   97,831   $ 121,147   $  177,540     $ 269,939   $  322,937   $ 295,436  $  209,753
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................        0.56%       0.67%        0.67%         0.61%        0.59%       0.59%       0.61%
     After reimbursement of expenses
       by Adviser ........................        0.51%       0.54%        0.55%         0.51%        0.49%       0.48%       0.42%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................        1.31%       1.11%        0.68%         0.53%        0.60%       0.85%       1.09%
     After reimbursement of expenses
       by Adviser ........................        1.36%       1.24%        0.80%         0.63%        0.70%       0.96%       1.28%
   Portfolio Turnover ....................        0.74%(b)    0.72%(b)     9.00%        27.00%       10.00%      19.00%      11.00%

---------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Equity Plus Fund was formerly known as the Independence One
    Equity Plus Fund. The information presented in the table represents financial and performance history of Independence One Equity Plus Trust Class. See Note A for details of the reorganization.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS

SELECT SMALL CAP FUND - CLASS N(A)                                APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED       SIX MONTHS       YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      4/30/02        4/30/01       4/30/00       4/30/99
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $       8.20   $      10.72  $       9.65  $      10.47  $       9.40  $      10.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................           --(b)       (0.01)        (0.03)        (0.02)        (0.03)        (0.01)
     Net realized and unrealized gain
       (loss) on investments ..............         0.31          (2.29)         1.52          0.47          1.65         (0.59)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.31          (2.30)         1.49          0.45          1.62         (0.60)
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........           --             --            --            --            --            --(b)
     Contribution (return) of capital .....           --          (0.22)        (0.42)        (1.27)        (0.55)           --(b)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................           --          (0.22)        (0.42)        (1.27)        (0.55)           --(b)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.31          (2.52)         1.07         (0.82)         1.07         (0.60)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $       8.51   $       8.20  $      10.72  $       9.65  $      10.47  $       9.40
                                            ============   ============  ============  ============  ============  ============

TOTAL RETURN ..............................         3.78%(c)     (21.78)%(c)    15.81%         4.72%        17.86%        (5.94)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     26,560   $     28,079  $     41,124  $     40,634  $     39,332  $     29,587
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.09%          1.05%         1.04%         1.01%         1.12%         1.69%
     After reimbursement of expenses
       by Adviser .........................         1.03%          1.04%         1.03%         0.98%         1.07%         1.27%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................        (0.10)%        (0.22)%       (0.37)%       (0.24)%       (0.33)%       (0.51)%
     After reimbursement of expenses
       by Adviser .........................        (0.04)%        (0.21)%       (0.36)%       (0.21)%       (0.28)%       (0.09)%
   Portfolio Turnover .....................         8.18%(c)       4.77%(c)     25.00%        65.00%        38.00%        36.00%(c)

-----------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Select Small Cap Fund was formerly known as the
    Independence One Small Cap Fund, which commenced investment operations on June 22, 1998. The information presented in the table represents financial and performance history of Independence
    One Small Cap Class A. See Note A for details of the reorganization.
(b) Amount represents less than $0.005 per share.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
BALANCED FUND - CLASS N                                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.10   $      10.77  $      14.23  $      13.04  $      12.03  $      11.06
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.08           0.19          0.26          0.29          0.27          0.27
     Net realized and unrealized gain
       (loss) on investments(a) ...........         0.03          (0.64)        (2.09)         1.57          1.71          1.65
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.11          (0.45)        (1.83)         1.86          1.98          1.92
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ..............        (0.09)         (0.20)        (0.27)        (0.30)        (0.26)        (0.27)
     Distributions from net realized
       gain on investments ................           --          (0.02)        (1.36)        (0.37)        (0.71)        (0.68)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.09)         (0.22)        (1.63)        (0.67)        (0.97)        (0.95)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.02          (0.67)        (3.46)         1.19          1.01          0.97
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.12   $      10.10  $      10.77  $      14.23  $      13.04  $      12.03
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         1.07%(b)      (4.33)%      (13.41)%       14.82%        17.26%        18.50%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    291,546   $    300,830  $    342,520  $    321,226  $    294,426  $    219,362
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.07%          1.07%         1.07%         1.05%         1.06%         1.08%
     After reimbursement of expenses
       by Adviser .........................         1.07%          1.07%         1.07%         1.05%         1.06%         1.08%
  Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         1.49%          1.78%         2.10%         2.17%         2.13%         2.30%
     After reimbursement of expenses
       by Adviser(a) ......................         1.49%          1.78%         2.10%         2.17%         2.13%         2.30%
   Portfolio Turnover .....................        21.84%(b)      47.27%        35.25%        29.00%        25.05%        40.28%

---------------------------------------------
 (a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective
    November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01,
    (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      14.82   $      16.49  $      18.61  $      19.41  $      17.60  $      16.01
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.12(b)        0.29          0.36          0.37          0.29          0.27
     Net realized and unrealized
       gain (loss) on investments(a) ......         0.21(b)       (1.66)        (1.50)         0.06          2.73          1.97
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.33          (1.37)        (1.14)         0.43          3.02          2.24
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.14)         (0.30)        (0.36)        (0.35)        (0.27)        (0.27)
     Distributions from net realized
       gain on investments ................           --             --         (0.62)        (0.88)        (0.94)        (0.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.14)         (0.30)        (0.98)        (1.23)        (1.21)        (0.65)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.19          (1.67)        (2.12)        (0.80)         1.81          1.59
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      15.01   $      14.82  $      16.49  $      18.61  $      19.41  $      17.60
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         2.24%(c)      (8.42)%       (6.34)%        2.05%        17.83%        14.46%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    103,056   $     82,126  $    126,690  $    162,896  $    160,286  $    158,398
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.16%          1.14%         1.12%         1.13%         1.14%         1.18%
     After reimbursement of expenses
       by Adviser .........................         1.16%          1.14%         1.12%         1.13%         1.14%         1.18%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         1.65%          1.74%         1.99%         1.93%         1.54%         1.67%
     After reimbursement of expenses
       by Adviser(a) ......................         1.65%          1.74%         1.99%         1.93%         1.54%         1.67%
   Portfolio Turnover .....................        11.31%(c)      32.87%        44.80%        54.51%        34.79%        59.02%

---------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective
    November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03,
    (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) The selected per share data was calculated using weighted average shares method for the period.
(c) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED         YEAR          YEAR          YEAR         PERIOD
                                                              4/30/03        ENDED         ENDED         ENDED        ENDED
                                                            (UNAUDITED)    10/31/02      10/31/01       10/31/00    10/31/99(A)
                                                           ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...................   $      14.82  $      16.49  $      18.62  $      19.42  $      18.36
                                                           ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) ..........................           0.14(c)       0.32          0.38          0.39          0.25
     Net realized and unrealized gain
       (loss) on investments(b) ........................           0.21(c)      (1.64)        (1.49)         0.09          1.03
                                                           ------------  ------------  ------------  ------------  ------------
       Total from investment operations ................           0.35         (1.32)        (1.11)         0.48          1.28
                                                           ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ...........................          (0.16)        (0.35)        (0.40)        (0.40)        (0.22)
     Distributions from net realized gain on investments             --            --         (0.62)        (0.88)           --
                                                           ------------  ------------  ------------  ------------  ------------
       Total distributions .............................          (0.16)        (0.35)        (1.02)        (1.28)        (0.22)
                                                           ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value .............           0.19         (1.67)        (2.13)        (0.80)         1.06
                                                           ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period .........................   $      15.01  $      14.82  $      16.49  $      18.62  $      19.42
                                                           ============  ============  ============  ============  ============
TOTAL RETURN ...........................................           2.38%(d)     (8.18)%       (6.13)%        2.31%         6.98%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ................   $    131,732  $    133,379  $    179,688  $    174,795  $     90,906
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .......           0.89%         0.87%         0.87%         0.88%         0.91%
     After reimbursement of expenses by Adviser ........           0.89%         0.87%         0.87%         0.88%         0.91%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(b) ....           1.92%         2.01%         2.25%         2.19%         1.77%
     After reimbursement of expenses by Adviser(b) .....           1.92%         2.01%         2.25%         2.19%         1.77%
   Portfolio Turnover ..................................          11.31%(d)     32.87%        44.80%        54.51%        34.79%(d)

---------------------------------------------------
(a) Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective
    November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02,
    (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c) The selected per share data was calculated using weighted average shares method for the period.
(d) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
-------------------------------
INTERNATIONAL EQUITY FUND - CLASS N                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED        YEAR      TEN MONTHS       YEAR        YEAR         YEAR       YEAR
                                              4/30/03       ENDED        ENDED         ENDED       ENDED        ENDED      ENDED
                                            (UNAUDITED)   10/31/02     10/31/01       12/31/00    12/31/99    12/31/98    12/31/97
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period ...... $     9.26    $   11.44   $    17.82     $   25.08   $    18.97   $   15.38  $    15.83
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........       0.04        (0.04)(a)     0.03         (0.06)        0.04        0.01        0.04
     Net realized and unrealized gain (loss)
       on investments .....................      (0.07)       (2.14)(a)    (5.48)        (5.66)        7.75        3.85        0.68
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ...      (0.03)       (2.18)       (5.45)        (5.72)        7.79        3.86        0.72
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........         --           --           --            --           --       (0.09)      (0.08)
     Distributions from net realized
       gain on investments ................         --           --        (0.93)        (1.54)       (1.68)      (0.18)      (1.09)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ................        --            --        (0.93)        (1.54)       (1.68)      (0.27)      (1.17)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.03)       (2.18)       (6.38)        (7.26)        6.11        3.59       (0.45)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ............ $     9.23    $    9.26   $    11.44     $   17.82   $    25.08   $   18.97  $    15.38
                                            ==========    =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN ..............................      (0.22)%(b)  (19.14)%     (31.33)%(b)   (22.87)%      41.86%      25.43%       4.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   10,588    $  15,581   $   78,252     $ 130,699   $  204,922   $ 142,862  $   85,440
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ................       2.11%        1.67%        1.36%         1.31%        1.31%       1.38%       1.35%
     After reimbursement of
       expenses by Adviser ................       1.41%        1.41%        1.35%         1.31%        1.31%       1.38%       1.35%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of
       expenses by Adviser ................       0.14%       (0.26)%       0.26%        (0.17)%       0.15%       0.02%       0.23%
     After reimbursement of
       expenses by Adviser ................       0.84%        0.00%        0.27%        (0.17)%       0.15%       0.02%       0.23%
   Portfolio Turnover .....................      17.63%(b)    51.37%       29.55%(b)     38.00%       31.00%      31.00%      17.00%

---------------------------------------------
(a) The selected per share data was calculated using weighted average shares method for the period.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
BOND FUND - CLASS N                                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.06   $      10.34  $       9.73  $       9.71  $      10.27  $      10.13
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.20           0.51          0.61          0.66          0.61          0.60
     Net realized and unrealized
       gain (loss) on investments(a) ......         0.20          (0.24)         0.62            --         (0.51)         0.15
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.40           0.27          1.23          0.66          0.10          0.75
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.22)         (0.55)        (0.62)        (0.64)        (0.61)        (0.61)
     Distributions from net realized
       gain on investments ................           --             --            --            --         (0.05)           --
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.22)         (0.55)        (0.62)        (0.64)        (0.66)        (0.61)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.18          (0.28)         0.61          0.02         (0.56)         0.14
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.24   $      10.06  $      10.34  $       9.73  $       9.71  $      10.27
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         4.06%(b)       2.80%        13.09%         6.98%         1.02%         7.66%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    236,521   $    229,676  $    369,597  $    104,960  $    133,408  $    160,561
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.92%          0.92%         0.96%         0.95%         0.93%         0.96%
     After reimbursement of expenses
       by Adviser .........................         0.74%          0.74%         0.74%         0.76%(c)      0.80%         0.80%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         3.81%          4.87%         5.90%         6.53%         5.91%         5.79%
     After reimbursement of expenses
       by Adviser(a) ......................         3.99%          5.05%         6.12%         6.72%         6.04%         5.95%
   Portfolio Turnover .....................        47.11%(b)      77.19%        61.78%        39.27%        49.83%        45.29%

-------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective
    November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03,
    (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from
    0.80% to 0.74% on February 15, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
BOND FUND - CLASS I                                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR          YEAR         PERIOD
                                                                           4/30/03          ENDED         ENDED         ENDED
                                                                         (UNAUDITED)      10/31/02      10/31/01     10/31/00(a)
                                                                        ------------    ------------  ------------  ------------
Net Asset Value, Beginning of Period. ................................. $      10.06    $      10.34  $       9.73  $       9.64
                                                                        ------------    ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) .........................................         0.22            0.56          0.64          0.17
     Net realized and unrealized gain (loss) on investments(b) ........         0.20           (0.26)         0.62          0.09
                                                                        ------------    ------------  ------------  ------------
       Total from investment operations ...............................         0.42            0.30          1.26          0.26
                                                                        ------------    ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ........        (0.24)          (0.58)        (0.65)        (0.17)
     Distributions from net realized gain on investments ..............           --              --            --            --
                                                                        ------------    ------------  ------------  ------------
       Total distributions ............................................        (0.24)          (0.58)        (0.65)        (0.17)
                                                                        ------------    ------------  ------------  ------------
Net increase (decrease) in net asset value ............................         0.18           (0.28)         0.61          0.09
                                                                        ------------    ------------  ------------  ------------
Net Asset Value, End of Period ........................................ $      10.24    $      10.06  $      10.34  $       9.73
                                                                        ============    ============  ============  ============
TOTAL RETURN ..........................................................         4.19%(c)        3.07%        13.36%         2.70%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................... $    368,172    $    262,924  $     79,444  $     49,432
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ......................         0.67%           0.67%         0.71%         0.70%
     After reimbursement of expenses by Adviser .......................         0.49%           0.49%         0.49%         0.51%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(b) ...................         4.06%           5.12%         6.15%         6.78%
     After reimbursement of expenses by Adviser(b) ....................         4.24%           5.30%         6.37%         6.97%
   Portfolio Turnover .................................................        47.11%(c)       77.19%        61.78%        39.27%(c)

----------------------------------------
(a) ABN AMRO Bond Fund - Class I commenced investment operations on July 31, 2000.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective
    November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01,
    (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
INVESTMENT GRADE BOND FUND - CLASS I(a)                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED     SIX MONTHS     YEAR           YEAR         YEAR         YEAR       YEAR
                                              4/30/03       ENDED       ENDED          ENDED        ENDED        ENDED      ENDED
                                            (UNAUDITED)   10/31/02     4/30/02        4/30/01      4/30/00      4/30/99    4/30/98
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period ...... $    10.33    $    9.96   $     9.88     $    9.54   $     9.99   $   10.03    $   9.80
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.19         0.24         0.54          0.57         0.57        0.58        0.59
     Net realized and unrealized gain
       (loss) on investments ..............       0.04         0.41         0.08          0.34        (0.44)      (0.03)       0.23
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ...       0.23         0.65         0.62          0.91         0.13        0.55        0.82
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.23)       (0.28)       (0.54)        (0.57)       (0.57)      (0.58)      (0.59)
     Contribution (return) of capital .....      (0.31)          --           --            --        (0.01)      (0.01)         --
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ................      (0.54)       (0.28)       (0.54)        (0.57)       (0.58)      (0.59)      (0.59)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.31)        0.37         0.08          0.34        (0.45)      (0.04)       0.23
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ............ $    10.02    $   10.33   $     9.96     $    9.88     $   9.54   $    9.99  $    10.03
                                            ==========    =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN ..............................       2.35%(b)     6.60%(b)     6.38%         9.76%        1.40%       5.60%       8.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   53,904    $  54,748   $   83,142     $  90,771   $   93,202   $  86,920  $   80,342
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       0.89%        1.06%        1.05%         1.05%        1.02%       1.03%       1.06%
     After reimbursement of expenses
       by Adviser .........................       0.64%        0.65%        0.60%         0.60%        0.57%       0.57%       0.56%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       3.45%        4.11%        4.93%         5.39%        5.48%       5.39%       5.42%
     After reimbursement of expenses
       by Adviser .........................       3.70%        4.52%        5.38%         5.84%        5.93%       5.85%       5.92%
   Portfolio Turnover .....................      60.36%(b)    80.49%(b)    17.00%        28.00%       27.00%      20.00%      21.00%

------------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was formerly known as
    Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class. See Note A for details of the reorganization.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MUNICIPAL BOND FUND - CLASS N                                     APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.56   $      10.43  $       9.92  $       9.73  $      10.36  $      10.19
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.19           0.41          0.47          0.48          0.46          0.44
     Net realized and unrealized gain
       (loss) on investments ..............         0.18           0.13          0.51          0.21         (0.63)         0.17
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.37           0.54          0.98          0.69         (0.17)         0.61
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.19)         (0.41)        (0.47)        (0.50)        (0.46)        (0.44)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.19)         (0.41)        (0.47)        (0.50)        (0.46)        (0.44)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.18           0.13          0.51          0.19         (0.63)         0.17
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.74   $      10.56  $      10.43  $       9.92  $       9.73  $      10.36
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         3.51%(a)       5.32%        10.09%         7.30%        (1.77)%        6.17%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     45,925   $     54,264  $     48,222  $     18,903  $     17,219  $     13,210
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.83%          0.81%         1.06%         1.17%         1.20%         1.41%
     After reimbursement of expenses
       by Adviser .........................         0.50%          0.50%         0.18%(b)      0.10%         0.10%         0.35%(c)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         3.22%          3.62%         3.67%         3.82%         3.45%         3.22%
     After reimbursement of expenses
       by Adviser .........................         3.55%          3.93%         4.55%         4.89%         4.55%         4.28%
   Portfolio Turnover .....................        21.15%(a)      53.17%        60.10%        91.58%        22.83%        34.33%

--------------------------------------------
(a) Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from
    0.10% to 0.50% on September 24, 2001.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from
    0.90% to 0.10% on February 27, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
INVESTOR MONEY MARKET FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................           --(a)        0.01          0.04          0.06          0.05          0.05
                                            ------------   ------------  ------------  ------------  ------------  ------------
     Less distributions from
       net investment income ..............           --(a)       (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         0.45%(b)       1.37%         4.40%         5.90%         4.76%         5.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    405,361   $    340,537  $    484,148  $    359,483  $    335,140  $    281,389
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.51%          0.52%         0.51%         0.50%         0.51%         0.52%
     After reimbursement of expenses
       by Adviser .........................         0.51%          0.52%         0.51%         0.50%         0.51%         0.51%(c)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.89%          1.39%         4.24%         5.72%         4.63%         5.13%
     After reimbursement of expenses
       by Adviser .........................         0.89%          1.39%         4.24%         5.72%         4.63%         5.14%

------------------------------------------
(a) Amount represents less than $0.005 per share.
(b) Not Annualized.
(c) As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 27 separate portfolios.

Twenty Funds are included in these financial statements: ABN AMRO Growth Fund (the "Growth Fund") (formerly ABN AMRO/Chicago Capital Growth Fund), ABN AMRO/Montag & Caldwell Growth Fund (the "M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund (the "TAMRO Large Cap Value Fund"), ABN AMRO Value Fund (the "Value Fund"), ABN AMRO/Veredus Select Growth Fund (the "Veredus Select Growth Fund"), ABN AMRO Mid Cap Fund (the "Mid Cap Fund") (formerly ABN AMRO Talon Mid Cap Fund), ABN AMRO/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund (the "Real Estate Fund"), ABN AMRO/Veredus SciTech Fund (the "Veredus SciTech Fund"), ABN AMRO Equity Plus Fund (the "Equity Plus Fund"), ABN AMRO Select Small Cap Fund (the "Select Small Cap Fund"), ABN AMRO Balanced Fund (the "Balanced Fund") (formerly ABN AMRO/ Chicago Capital Balanced
Fund), ABN AMRO/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), ABN AMRO International Equity Fund (the "International Equity Fund"), ABN AMRO Global Emerging Markets Fund (the "Global Emerging Markets Fund"), ABN AMRO Bond Fund (the "Bond Fund") (formerly ABN AMRO/Chicago Capital Bond Fund), ABN AMRO Investment Grade Bond (the "Investment Grade Bond Fund"), ABN AMRO Municipal Bond Fund (the "Municipal Bond Fund") (formerly ABN AMRO/Chicago Capital Municipal Bond Fund) and ABN AMRO Investor Money Market Fund (the "Investor Money Market Fund") (formerly ABN AMRO/Chicago Capital Money Market Fund) (each a "Fund" and collectively, the "Funds"). Global Emerging Markets Fund has not yet commenced operations as of April 30, 2003.

FUND ACQUISITIONS

The Board of Trustees held special meetings and approved plans to merge certain existing ABN AMRO Funds in tax-free plans of reorganizations during fiscal 2002, as follows:


DATE OF TRUSTEE MEETING     ACQUIRED FUND                      SUCCESSOR FUND             MERGER DATE
-----------------------     -------------                      --------------             -----------
      1/21/02          Chicago Capital Small Cap Value Fund    TAMRO Small Cap Fund         4/15/02
      3/21/02          ABN AMRO Growth Fund                    Chicago Capital Growth Fund  9/20/02
      3/21/02          ABN AMRO Small Cap Fund                 TAMRO Small Cap Fund         9/20/02

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                        SHARES EXCHANGED     NET ASSETS    UNREALIZED GAIN (LOSS)
ACQUIRED FUND                               IN MERGER     AT DATE OF MERGER   AT DATE OF MERGER
-------------                           ----------------  ----------------- ---------------------
Chicago Capital Small Cap Value Fund       2,350,367        $30,608,249       $  8,484,763
ABN AMRO Growth Fund ...............       1,436,377         12,478,751         (2,339,305)
ABN AMRO Small Cap Fund ............         750,503          6,962,434           (946,395)

                                      CLASS N SHARES ISSUED  NET ASSETS          NET ASSETS
SUCCESSOR FUND                              AT MERGER       BEFORE MERGER       AFTER MERGER
--------------                        --------------------- -------------       ------------
TAMRO Small Cap Fund ...............       2,231,397       $ 28,007,009       $ 58,615,258
Chicago Capital Growth Fund ........         709,638        687,196,561        699,675,312
TAMRO Small Cap Fund ...............         662,080         34,207,297         41,169,731

FUND ACQUISITIONS: INDEPENDENCE ONE MUTUAL FUNDS

At a meeting held on December 20, 2001, the Board approved an Agreement and Plan of Reorganization (the "Independence One Agreement"), providing the acquisition of all of the portfolios of the Independence One Mutual Funds. A number of Independence One Mutual Funds were merged with existing ABN AMRO Funds in tax-free exchanges of shares. Details with respect to these transactions are as follows:

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



DATE OF TRUSTEE MEETING     ACQUIRED INDEPENDENCE ONE MUTUAL FUND                  SUCCESSOR FUND               MERGER DATE
-----------------------     -------------------------------------                  ---------------              -----------
      12/20/01              International Equity Fund                              International Equity Fund       6/10/02
      12/20/01              Investment Grade Bond Fund (formerly Independence One  Investment Grade Bond Fund      6/17/02
                            Fixed Income Fund) & U.S. Government Securities Fund

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                                                                                          UNREALIZED
                                           CLASS A SHARES        CLASS B SHARES        NET ASSETS       GAIN (LOSS) AT
ACQUIRED INDEPENDENCE ONE MUTUAL FUND    EXCHANGED IN MERGER   EXCHANGED IN MERGER  AT DATE OF MERGER   DATE OF MERGER
-------------------------------------    -------------------   -------------------  -----------------   --------------
International Equity Fund .............       1,657,493                 --             $13,673,852       $(1,907,727)
U.S. Government Securities Fund .......       2,913,747             42,658              30,373,077         1,970,341

                                          SHARES ISSUED      NET ASSETS          NET ASSETS
SUCCESSOR FUND                              AT MERGER       BEFORE MERGER       AFTER MERGER
--------------                            -------------     -------------       ------------
International Equity Fund .............    1,203,248 (N)     $23,587,856        $ 37,261,708
Investment Grade Bond Fund ............    3,017,497 (I)      80,617,395         110,990,472

In related transactions, the assets and liabilities of other Independence One Mutual Funds were transferred to corresponding ABN AMRO Funds in exchange for shares in such ABN AMRO Funds. On June 17, 2002, Independence One Small Cap Fund
- Class A shares became ABN AMRO Select Small Cap Fund - Class N shares. Independence One Equity Plus Fund - Class A shares and B shares, merged into
Independence One Equity Fund - Trust Class shares and became ABN AMRO Equity Plus Fund - Class I shares. In conjunction with this transaction, details pertaining to the acquired and successor funds are included in the table below:

                                          CLASS A SHARES       CLASS B SHARES         TRUST SHARES          NET ASSETS
ACQUIRED INDEPENDENCE ONE MUTUAL FUND   EXCHANGED IN MERGER  EXCHANGED IN MERGER   EXCHANGED IN MERGER   AT DATE OF MERGER
-------------------------------------   -------------------  -------------------   -------------------  ------------------
Equity Plus Fund .....................        67,215               329,389             11,143,396          $160,572,887

                                          CLASS I SHARES        SUCCESSOR FUND
SUCCESSOR FUND                           ISSUED AT MERGER         NET ASSETS
--------------                           ----------------        ------------
Equity Plus Fund .....................      11,537,526          $160,572,887

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at the fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Guaranteed Investment Contracts ("GICs") are valued at cost plus accrued interest, which approximates fair value. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. For Investor Money Market Fund, all securities, with the exception of repurchase agreements and GICs, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3)  FORWARD  CURRENCY  TRANSACTIONS:   All  Funds  are  authorized  to  utilize
derivative financial instruments, which in very general terms, refers to a security whose value is "derived" from the value of an underlying asset reference rate or index. A forward foreign currency exchange contract is a derivative instrument. Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All foreign exchange contracts are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract closes or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund bears the market risk associated with changes in foreign exchange rates and credit risk should the counterparty fail to perform.

(4) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds will segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, Balanced Fund, Bond Fund and Investment Grade Bond Fund had when issued and delayed delivery purchase commitments of $5,068,111, $25,643,704 and $1,040,938, respectively.

(5) MORTGAGE-BACKED SECURITIES: Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities principal and interest are guaranteed by federally sponsored agencies such as Ginnie Mae (formerly known as Government National Mortgage Association), Fannie Mae (formerly known as Federal National Mortgage Association) or Freddie Mac (formerly known as Federal Home Loan Mortgage Corporation). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The Funds listed above may also invest in  collateralized  mortgage  obligations
(CMOs) and real estate mortgage investment conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A planned amortization class (PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

These Funds may also utilize interest only (IO) securities to increase the diversification of the portfolio and manage risk. An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

(6) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

purchased or sold. The cost of securities sold is generally determined using the first-in, first-out method.

(7) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(8) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:


FUND                                        2006             2008              2009              2010             TOTAL
----                                        ----             ----              ----              ----             -----
Growth Fund ...........................    $       --       $21,737,222     $ 16,345,479      $ 21,762,275     $ 59,844,976
M&C Growth Fund .......................            --                --      113,814,617       269,879,575      383,694,192
TAMRO Large Cap Value Fund ............            --                --          164,545         1,428,177        1,592,722
Value Fund ............................            --                --               --        19,307,363       19,307,363
Veredus Select Growth Fund ............            --                --               --           734,813          734,813
Mid Cap Fund ..........................            --                --               --           754,690          754,690
TAMRO Small Cap Fund ..................            --                --               --         1,324,288        1,324,288
Veredus Aggressive Growth Fund ........        79,204                --       26,239,611       166,261,994      192,580,809
Veredus SciTech Fund ..................            --           253,649          729,795         1,041,291        2,024,735
Select Small Cap Fund .................            --                --           92,858         1,095,321        1,188,179
Balanced Fund .........................            --                --        5,663,432         8,721,960       14,385,392
M&C Balanced Fund .....................            --                --       16,152,430        18,558,256       34,710,686
International Equity Fund .............            --         4,656,592        4,938,249        17,436,919       27,031,760
Bond Fund .............................    $2,180,457         5,610,941               --         2,478,635       10,270,033
Municipal Bond Fund ...................            --            14,321               --                --           14,321


(9) MULTI-CLASS OPERATIONS: With respect to Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Bond Fund, each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and generally relate to distribution fees, shareholder servicing fees and reports to shareholder expense.

(10) ORGANIZATION COSTS: Certain costs incurred in connection with Veredus Aggressive Growth Fund organization have been capitalized and are being amortized on a straight-line basis over five years, commencing on June 30, 1998. Funds commencing operations subsequent to June 30, 1998 had their organization costs paid by the Adviser.

(11) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Bond Fund and Investment Grade Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are distributed at least annually.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

The  following  funds  distribute   dividends  from  net  investment  income  to
shareholders quarterly and net realized gains from investment transactions, if any, are distributed at least annually:

Growth Fund
M&C Growth Fund
TAMRO Large Cap Value Fund
Value Fund
Veredus  Select Growth Fund
Mid Cap Fund
TAMRO Small Cap Fund
Veredus Aggressive Growth
Real Estate Fund
Veredus SciTech Fund
Equity Plus Fund
Select Small Cap Fund
Balanced Fund
M&C Balanced Fund

International Equity Fund distributes dividends from net investment income and net realized gains from investment transactions, if any, at least annually.

Municipal Bond Fund declares dividends daily and pays net investment income monthly and net realized gains, if any, at least annually. Investor Money Market Fund declares dividends daily from its net investment income. Investor Money Market Fund and Municipal Bond Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option.
Differences in dividends per share between classes of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during 2002 and 2001 was as follows:


                                        DISTRIBUTIONS PAID IN 2002                  DISTRIBUTIONS PAID IN 2001
                                        --------------------------                  --------------------------
                                 TAX-EXEMPT                      LONG-TERM     TAX-EXEMPT                      LONG-TERM
                                   INCOME     ORDINARY INCOME  CAPITAL GAINS     INCOME     ORDINARY INCOME   CAPITAL GAINS
                                   ------     ---------------  -------------     ------     ---------------   -------------
Growth Fund ...................   $      --     $      --       $1,289,249      $     --       $      --       $ 59,851,393
M&C Growth Fund ...............          --     8,332,241               --            --       3,344,310        337,716,003
TAMRO Large Cap Value Fund ....          --        54,062               --            --           2,959                 --
Value Fund ....................          --     1,101,116        2,051,354            --         719,971            577,247
Mid Cap Fund ..................          --            --          713,163            --         710,113          4,030,189
TAMRO Small Cap Fund ..........          --        35,662            1,558            --           4,075                 --
Veredus Aggressive Growth Fund           --            --               --            --      24,973,864                 --
Real Estate Fund ..............          --       596,329          363,547            --         496,826            398,687
Veredus SciTech Fund ..........          --            --               --            --          19,130                 --
Equity Plus Fund (1) ..........          --       742,470       10,423,095            --       1,785,310          3,522,508
Select Small Cap Fund (1) .....          --            --               --            --              --                 --
Balanced Fund .................          --     6,116,976          585,421            --       6,477,372         31,403,455
M&C Balanced Fund .............          --     5,505,477               --            --       7,072,468         11,093,512
Bond Fund .....................          --    24,505,530               --            --      12,534,805                 --
Investment Grade Bond Fund (1)           --     1,836,849               --            --       4,701,594                 --
Municipal Bond Fund ...........   2,004,217            --               --       945,563              --                 --
Investor Money Market Fund ....          --     5,426,946               --            --      18,756,372                 --

(1) Distributions paid in 2001 represents a time period of May 1, 2001 to April 30, 2002. For distributions paid in 2002, the amounts represents a six months period from May 1, 2002 to October 31, 2002.

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                        UNREALIZED
                                 CAPITAL LOSS     UNDISTRIBUTED     UNDISTRIBUTED    UNDISTRIBUTED     APPRECIATION/
                                 CARRYFORWARD    ORDINARY INCOME  TAX-EXEMPT INCOME LONG-TERM GAIN    (DEPRECIATION)
                                 ------------    ---------------  ----------------- --------------    -------------
Growth Fund ...................  $(59,844,976)   $          --       $        --      $        --       $ 5,330,747
M&C Growth Fund ...............  (383,694,192)       2,918,599                --               --       (89,913,346)
TAMRO Large Cap Value Fund ....    (1,592,722)          18,029                --               --          (372,908)
Value Fund ....................   (19,307,363)         281,335                --               --       (12,520,187)
Veredus Select Growth Fund ....      (734,813)              --                --               --             6,872
Mid Cap Fund ..................      (754,690)              --                --               --        (8,561,673)
TAMRO Small Cap Fund ..........    (1,374,288)              --                --               --           153,130
Veredus Aggressive Growth Fund   (192,580,809)              --                --               --       (16,049,687)
Real Estate Fund ..............            --               --                --          898,099          (261,631)
Veredus SciTech Fund ..........    (2,024,735)              --                --               --             7,453
Equity Plus Fund ..............            --          178,919                --        6,389,861        19,091,452
Select Small Cap Fund .........    (1,188,179)              --                --               --        (1,565,542)
Balanced Fund .................   (14,385,392)         674,514                --               --        16,092,483
M&C Balanced Fund .............   (34,710,686)         581,135                --               --         2,237,412
International Equity Fund .....   (27,031,760)              --                --               --        (3,685,116)
Bond Fund .....................   (10,270,033)       1,184,385                --               --        10,380,128
Investment Grade Bond Fund ....            --          218,379                --        1,543,145         2,715,637
Municipal Bond Fund ...........       (14,321)              --           125,606               --         2,924,914
Investor Money Market Fund ....            --          308,339                --               --                --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2003, ABN AMRO Asset Management Holdings, Inc. owned 5,540 shares each of Growth Fund, Class C and Class R, 5,373 shares of M&C Growth Fund, Class R and 100,000 shares of Veredus Select Growth Fund. Share Transactions of the Funds are as follows:

SIX MONTHS ENDED APRIL 30, 2003                     PROCEEDS
                                                FROM REINVESTMENT               NET INCREASE/(DECREASE)
CLASS N                              SOLD       OF DISTRIBUTIONS      REDEEMED   IN SHARES OUTSTANDING
-------                              ----       ----------------      --------   ---------------------
Growth Fund ...................   11,501,781               --        (6,685,476)       4,816,305
M&C Growth Fund ...............   11,604,938               --        (7,389,494)       4,215,444
TAMRO Large Cap Value Fund ....      233,485            7,783          (257,955)         (16,687)
Value Fund ....................    7,443,993           58,421          (725,328)       6,777,086
Veredus Select Growth Fund ....       23,333               --          (128,043)        (104,710)
Mid Cap Fund ..................    2,702,586                9        (3,201,042)        (498,447)
TAMRO Small Cap Fund ..........      535,678               --          (599,911)         (64,233)
Veredus Aggressive Growth Fund    13,774,295               --       (15,377,196)      (1,602,901)
Real Estate Fund ..............      955,594           67,055          (160,086)         862,563
Veredus SciTech Fund ..........       99,473               --          (260,204)        (160,731)
Select Small Cap ..............      106,760               --          (408,859)        (302,099)
Balanced Fund .................    3,343,346          250,839        (4,573,066)        (978,881)
M&C Balanced Fund .............    3,510,872           50,317        (2,239,893)       1,321,296
International Equity Fund .....      328,867               --          (865,082)        (536,215)
Bond Fund .....................    4,422,212          385,726        (4,537,477)         270,461
Municipal Bond Fund ...........    1,167,498           22,024        (2,049,375)        (859,853)
Investor Money Market Fund ....  594,227,237          217,006       (529,620,237)     64,824,006

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                    PROCEEDS
                                                FROM REINVESTMENT               NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED   IN SHARES OUTSTANDING
-------                              ----       ----------------      --------  ----------------------
Growth Fund ....................   5,257,471               --        (1,005,853)       4,251,618
M&C Growth Fund ................  30,025,036          327,824        (6,625,230)      23,727,630
Veredus Aggressive Growth Fund .   1,039,984               --          (805,151)         234,833
Equity Plus Fund ...............     366,782           46,406        (2,058,720)      (1,645,532)
M&C Balanced Fund ..............     768,805           94,094        (1,090,659)        (227,760)
Bond Fund ......................  13,847,261          195,514        (4,220,323)       9,822,452
Investment Grade Bond Fund .....   1,060,394           17,739          (996,078)          82,055


YEAR ENDED OCTOBER 31, 2002                         PROCEEDS
                                                FROM REINVESTMENT                         ISSUED           NET INCREASE/(DECREASE)
CLASS N                              SOLD       OF DISTRIBUTIONS      REDEEMED    DUE TO MERGER (NOTE A)    IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------    ---------------------
Growth Fund ...................   18,345,691           56,974        (9,049,976)         709,638                  10,062,327
M&C Growth Fund ...............   22,275,058               --       (23,650,536)              --                  (1,375,478)
TAMRO Large Cap Value Fund ....      776,731            5,813          (182,770)              --                     599,774
Value Fund ....................    4,799,097          143,897        (4,077,207)              --                     865,787
Veredus Select Growth Fund(a) .      326,822               --           (30,172)              --                     296,650
Mid Cap Fund ..................    6,462,166           38,832        (3,048,415)              --                   3,452,583
TAMRO Small Cap Fund ..........    4,681,330            8,234        (3,917,124)       2,893,477                   3,665,917
Veredus Aggressive Growth Fund    43,849,030               --       (31,669,337)              --                  12,179,693
Real Estate Fund ..............      799,154           41,200          (348,694)              --                     491,660
Veredus SciTech Fund ..........      329,325               --          (216,928)              --                     112,397
Select Small Cap Fund(b) ......      284,424              685          (697,361)              --                    (412,252)
Balanced Fund .................    8,264,150          611,239       (10,887,884)              --                  (2,012,495)
M&C Balanced Fund .............    5,828,379          121,872        (8,088,350)              --                  (2,138,099)
International Equity Fund .....    1,371,506               --        (7,729,609)       1,203,248                  (5,154,855)
Bond Fund .....................   12,647,569          902,363       (26,459,149)              --                 (12,909,217)
Municipal Bond Fund ...........    2,617,849           32,548        (2,136,168)              --                     514,229
Investor Money Market Fund ....1,251,231,222          628,304    (1,395,470,355)              --                (143,610,829)

(a) Veredus Select Growth Fund commenced  investment  operations on December 31, 2001.
(b) Represents a six month period from May 1, 2002 to October 31, 2002.

                                                    PROCEEDS
                                                FROM REINVESTMENT                          ISSUED           NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED      DUE TO MERGER (NOTE A)   IN SHARES OUTSTANDING
-------                              ----       -----------------     --------      ----------------------  -----------------------
Growth Fund ....................   7,119,285            4,288        (1,224,139)              --               5,899,434
M&C Growth Fund ................  37,063,756          341,306       (14,991,767)              --              22,413,295
Veredus Aggressive Growth Fund .   4,897,907               --          (610,318)              --               4,287,589
Equity Plus Fund(a) ............     475,127           52,780        (2,540,463)              --              (2,012,556)
M&C Balanced Fund ..............   2,126,411          209,062        (4,228,145)              --              (1,892,672)
Bond Fund ......................  20,874,019          411,756        (2,824,120)              --              18,461,655
Investment Grade Bond Fund(a) ..     565,429            1,581        (6,632,849)       3,017,497              (3,048,342)

(a) Represents a six month period from May 1, 2002 to October 31, 2002.


YEAR ENDED APRIL 30, 2002                           PROCEEDS
                                                FROM REINVESTMENT               NET INCREASE/(DECREASE)
                                     SOLD       OF DISTRIBUTIONS      REDEEMED   IN SHARES OUTSTANDING
                                     -----      ----------------      --------   ---------------------
Equity Plus Fund, Class I .........  781,592         77,285         (3,581,714)        (2,722,837)
Select Small Cap, Class N .........  346,633          5,811           (728,770)          (376,326)
Investment Grade Bond Fund, Class I  530,869        148,508         (1,520,857)          (841,480)

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2003 were as follows:

                        AGGREGATE PURCHASES                PROCEEDS FROM SALES
                        -------------------                -------------------
                      U.S. GOVERNMENT     OTHER         U.S. GOVERNMENT      OTHER
                      ---------------     -----         ---------------      -----
Growth Fund ........    $      --     $208,059,413         $      --     $ 24,991,366
M&C Growth Fund ....           --      661,945,145                --      202,800,128
TAMRO Large Cap
  Value Fund .......           --        4,899,963                --        5,368,556
Value Fund .........           --       88,350,326                --       33,654,387
Veredus Select
  Growth Fund ......           --        3,564,843                --        4,477,500
Mid Cap Fund .......           --       37,449,852                --       37,581,473
TAMRO Small Cap
  Fund .............           --       20,840,691                --       20,651,494
Veredus Aggressive
  Growth Fund ......           --      245,198,033                --      261,812,383
Real Estate Fund ...           --        9,616,368                --        2,315,031
Veredus SciTech
  Fund .............           --        3,521,652                --        4,194,933
Equity Plus Fund ...           --          728,780                --       25,628,906
Select Small Cap
  Fund .............           --        2,101,667                --        4,331,658
Balanced Fund ......   31,610,013       29,760,347        42,282,624       34,592,466
M&C Balanced Fund ..    9,459,058       13,607,222        10,805,260       26,827,633
International Equity
  Fund .............           --        2,135,368                --        6,614,182
Bond Fund ..........  158,043,472      257,267,145       102,343,006      196,369,720
Investment Grade
  Bond Fund ........   15,734,510       15,440,714        26,015,736        5,510,683
Municipal Bond
  Fund .............           --       10,259,390                --       20,386,407

NOTE (F) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AGREEMENTS AND SHAREHOLDER SERVICING PLAN: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with their Adviser, which cap annual total expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective January 1, 2003 through February 29, 2004 with the exception of Mid Cap Fund, Veredus Aggressive Growth Fund and Veredus SciTech Fund which are effective March 1, 2003 through February 29, 2004. In addition, the contractual expense limitations for Equity Plus Fund and Select Small Cap Fund are effective through June 30, 2003. The advisory fee rates for the six months ended April 30, 2003 were as follows:

                                                           CONTRACTUAL
                                                           -----------
                                                       EXPENSE LIMITATIONS
                                                       -------------------
                                ADVISORY FEES           CLASS N  CLASS I
                                -------------           -------  -------
Growth Fund                         0.70%                 N/A      N/A
M&C Growth Fund            0.80% on first $800,000,000
                             0.60% over $800,000,000      N/A      N/A
TAMRO Large Cap Value Fund          0.80%                1.20%     N/A
Value Fund                          0.80%                0.94%     N/A
Veredus Select Growth Fund          0.80%                1.30%     N/A
Mid Cap Fund*                       0.80%                1.40%     N/A
TAMRO Small Cap Fund                0.90%                1.30%     N/A
Veredus Aggressive
  Growth Fund*                      1.00%                1.49%    1.24%
Real Estate Fund                    1.00%                1.37%     N/A
Veredus SciTech Fund*               1.00%                1.60%     N/A
Equity Plus Fund                    0.40%                 N/A     0.51%
Select Small Cap Fund               0.50%                1.03%     N/A
Balanced Fund                       0.70%                 N/A      N/A
M&C Balanced Fund                   0.75%                 N/A      N/A
International Equity Fund           1.00%                1.41%     N/A
Bond Fund                           0.55%                0.74%    0.49%
Investment Grade Bond Fund          0.70%                 N/A     0.64%
Municipal Bond Fund                 0.60%                 N/A      N/A
Investor Money Market Fund          0.40%                 N/A      N/A

* Effective March 1, 2003, contractual expense limitations changed from 1.30% to 1.40%, from 1.40% to 1.49%, from 1.15% to 1.24% and from 1.50% to 1.60% for Mid
Cap Fund - Class N, Veredus Aggressive Growth Fund - Class N and Class I and Veredus SciTech Fund - Class N, respectively.

MFS Institutional Advisors, Inc. ("MFS") and Talon Asset Management, Inc. serve as the sub-advisers to Value Fund and Mid Cap Fund, respectively. thinkorswim Advisors, Inc. serves as sub-adviser to Equity Plus Fund and Select Small Cap Fund. Sub-advisory fees are paid monthly by the Adviser.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the fund. The fee arrangements are as follows:

ADMINISTRATION FEES                    CUSTODY LIAISON FEES
  AT TRUST  LEVEL        ANNUAL RATE      AT FUND LEVEL       ANNUAL RATE
  ---------------        -----------      -------------       -----------
First $2 billion           0.060%          First $100 million   $10,000
$2 billion to              0.050           $100 million to
  $12.5 billion                              $500 million        15,000
Over $12.5 billion         0.045           Over $500 million     20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

  AVERAGE DAILY
NET ASSETS OF TRUST        ANNUAL RATE
-------------------        -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040
$3 billion to $8 billion      0.030
$8 billion to $12 billion     0.025
Over $12 billion              0.020

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of Investor Money Market Fund, with respect to Class N shares, Class R shares and Class C shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses up to but not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets, 0.50% of each participating Fund's Class R average daily net assets and 0.75% of each participating Fund's Class C average daily net assets. The Class I shares of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, Equity Plus Fund, M&C Balanced Fund, Bond Fund and Investment Grade Bond Fund do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class C shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class C shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year.

NOTE (G) CREDIT AGREEMENT: The Trust's line of credit agreement with J.P. Morgan Chase & Co. was terminated on February 18, 2003. On March 30, 2003, the Trust entered into a credit agreement with The Bank of Nova Scotia which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility and the interest rate of outstanding loans is equivalent to the Federal Funds Rate or LIBO Rate, as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2003, there were no borrowings outstanding against the line of credit.

SUBSEQUENT EVENTS: (1) Effective May 5, 2003, PFPC Trust Company replaced Deutsche Bank Trust Company Americas as custodian of the Trust's assets on behalf of M&C Growth Fund, Growth Fund, TAMRO Large Cap Value Fund, Mid Cap Fund, Veredus Aggressive Growth Fund, Veredus Select Growth Fund, TAMRO Small Cap Fund, Veredus SciTech Fund, M&C Balanced Fund, Balanced Fund, Bond Fund, Municipal Bond Fund, Investor Money Market Fund, Select Small Cap Fund, Equity Plus Fund and Investment Grade Bond Fund.

Effective May 19, 2003, PFPC Trust Company replaced J.P. Morgan Chase & Co. as custodian of the Trust's assets on behalf of Value Fund, International Equity Fund and Real Estate Fund.

(2) Emerging Markets Fund, Class N, is currently registered with the Securities and Exchange Commission with no anticipated commencement date.

(3) The Trust filed a Post-Effective Amendment to its Registration Statement on April 11, 2003 for the purpose of: (i) adding a new series to the Trust, ABN AMRO High Yield Bond Fund - Class N and Class I shares; (ii) adding Class I shares to Global Emerging Markets Fund; and (iii) adding Class N shares to Investment Grade Bond Fund.

ABN AMRO High Yield Bond Fund is expected to commence operations on or about July 1, 2003. Class N shares of Investment Grade Bond Fund and Class I shares of Global Emerging Markets Fund are expected to be offered to the public on or about July 1, 2003 and September 1, 2003, respectively.

(4) On or about July 1, 2003, Chicago Capital Management, Inc. will be changing its name to ABN AMRO Asset Management, Inc.


92
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

ABN AMRO FUNDS

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma**

  *NON-INTERESTED TRUSTEE
  **ADVISORY TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT AUDITORS

  Ernst &Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

GUIDE TO SHAREHOLDER BENEFITS
--------------------------------------------------------------------------------

We're delighted to offer all ABNAMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO GROW YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN1

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABNAMRO Funds account. The service is free, and the minimum initial investment is $50.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, your profits can mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

LOW MINIMUM INITIAL INVESTMENTS

The minimum initial investment for N class shares of ABNAMRO Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in ABNAMRO
Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR
WEB SITE

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week.

1Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

--------------------------
  www.abnamrofunds.com
--------------------------

Our Shareholder Services Line
Is at Your Service 24 Hours a Day
---------------
  800 992-8151


Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

ABSEM 03 1

                                                                  APRIL 30, 2003

ABN AMRO FUNDS
[GRAPHIC OMITTED]
ABN-AMRO LOGO ART

SEMI-ANNUAL REPORT 2003

     ABN AMRO ASSET MANAGEMENT (USA) LLC   O CHICAGO CAPITAL MANAGEMENT, INC.

              MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC
                         O VEREDUS ASSET MANAGEMENT LLC

AMN AMRO FUNDS
CLASS I & S SHARES
MONEY MARKET

TABLE OF CONTENTS

Performance Summary...............................   1
Schedules of Investments..........................   2
Statement of Assets and Liabilities...............   9
Statement of Operations...........................  10
Statement of Changes in Net Assets................  11
Financial Highlights..............................  13
Notes to Financial Statements.....................  17

MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund


FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

--------------------------------------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
--------------------------------------------------------------------------------

         ABN AMRO FUNDS
-----------------------
PERFORMANCE SUMMARY

AS OF APRIL 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                  YIELDS                             RETURNS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE     AVERAGE
                                                            7-DAY       30-DAY                             ANNUAL      ANNUAL
                                   INCEPTION               AVERAGE     AVERAGE    SIX MONTHS   ONE YEAR    5 YEAR      10 YEAR
                                      DATE        CLASS    YIELD(A)    YIELD(A)    RETURN(B)    RETURN     RETURN      RETURN
--------------------------------------------------------------------------------------------------------------------------------
 Government Money Market Fund       01/04/93       I         0.98%       1.00%       0.55%      1.34%       4.04%       4.39%
--------------------------------------------------------------------------------------------------------------------------------
                                    04/22/93       S         0.64%       0.66%       0.39%      1.00%       3.70%       4.08%
--------------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                  01/04/93       I         0.91%       0.92%       0.52%      1.27%       4.09%       4.44%
--------------------------------------------------------------------------------------------------------------------------------
                                    03/31/93       S         0.55%       0.56%       0.34%      0.90%       3.71%       4.11%
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market Fund       01/04/93       I         0.90%       0.79%       0.41%      0.97%       2.55%       2.76%
--------------------------------------------------------------------------------------------------------------------------------
                                    03/24/93       S         0.65%       0.54%       0.29%      0.72%       2.29%       2.50%
--------------------------------------------------------------------------------------------------------------------------------
 Treasury Money Market Fund         01/04/93       I         0.85%       0.87%       0.49%      1.21%       3.81%       4.10%
--------------------------------------------------------------------------------------------------------------------------------
                                    03/25/93       S         0.60%       0.62%       0.37%      0.96%       3.55%       3.84%
--------------------------------------------------------------------------------------------------------------------------------

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower.

(a) The yield quotation more closely reflects the Funds' current earnings than the total return quotation.
(b) Not Annualized

               ABN AMRO FUNDS
------------------------------
GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT AGENCY OBLIGATIONS ..  70%
REPURCHASE AGREEMENTS ...............  30%

% OF TOTAL NET ASSETS

                                                         MARKET
  PAR VALUE                                               VALUE
 ----------                                              -------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.71%

               FEDERAL FARM CREDIT BANK - 9.60%
$   4,250,000  1.290%, 07/14/03 (A) ...............   $     4,238,730
    6,357,000  1.700%, 07/15/03 (A) ...............         6,334,486
   10,000,000  1.300%, 07/22/03 (A) ...............         9,970,389
   10,000,000  1.260%, 07/29/03 (A) ...............         9,968,850
    5,000,000  3.125%, 10/01/03 ...................         5,038,520
    9,276,000  1.190%, 11/04/03 (A) ...............         9,218,661
                                                      ---------------
                                                           44,769,636
                                                      ---------------

               FEDERAL HOME LOAN BANK - 20.64%
   10,000,000  1.300%, 05/23/03 (A) ...............         9,992,055
   10,000,000  1.300%, 05/30/03 (A) ...............         9,989,528
   14,919,000  1.180%, 06/06/03 (A) ...............        14,901,396
    9,250,000  1.250%, 06/11/03 (A) ...............         9,236,832
   11,300,000  1.240%, 06/13/03 (A) ...............        11,283,263
   10,000,000  1.250%, 07/09/03 (A) ...............         9,976,042
   10,000,000  1.170%, 07/25/03 (A) ...............         9,972,375
   20,625,000  5.125%, 09/15/03 ...................        20,921,739
                                                      ---------------
                                                           96,273,230
                                                      ---------------

               FEDERAL HOME LOAN MORTGAGE - 29.82%
   15,000,000  1.180%, 05/06/03 (A) ................       14,997,542
    8,915,000  7.375%, 05/15/03 ....................        8,934,443
   10,000,000  1.170%, 06/02/03 (A) ................        9,989,600
   10,000,000  1.220%, 06/19/03 (A) ................        9,983,394
   10,771,000  1.225%, 06/27/03 (A) ................       10,750,109
   10,000,000  5.750%, 07/15/03 ....................       10,090,278
   10,000,000  1.170%, 08/12/03 (A) ................        9,966,525
   10,000,000  1.235%, 08/14/03 (A) ................        9,963,979
   10,000,000  1.225%, 08/19/03 (A) ................        9,962,569
   10,000,000  1.195%, 09/02/03 (A) ................        9,958,839
    8,000,000  1.730%, 09/11/03 (A) ................        7,948,869
   10,000,000  1.180%, 10/09/03 (A) ................        9,947,228
   10,000,000  1.200%, 10/27/03 (A) ................        9,940,333
    2,990,000  1.170%, 11/06/03 (A) ................        2,971,634
    3,700,000  1.210%, 11/14/03 (A) ................        3,675,501
                                                      ---------------
                                                          139,080,843
                                                      ---------------

                                                           MARKET
  PAR VALUE                                                VALUE
  ----------                                              -------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 9.65%
$  15,000,000  1.225%, 05/07/03 ...................   $    14,996,937
   10,000,000  1.230%, 05/21/03 ...................         9,993,167
   10,055,000  1.190%, 06/18/03 ...................        10,039,046
   10,000,000  1.175%, 08/13/03 ...................         9,966,055
                                                      ---------------
                                                           44,995,205
                                                      ---------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $325,118,914) ..............       325,118,914
                                                      ---------------

REPURCHASE AGREEMENTS - 30.17%
   65,652,395  J.P. Morgan Chase, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $65,654,729
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $66,966,730) ..............        65,652,395
   40,063,736  Morgan Stanley, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $40,065,161
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $40,865,989) ..............        40,063,736
   35,007,791  UBS Warburg, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $35,009,036
                 (collateralized by U.S. Government
                 Agency Instrument, total market
                 value: $35,709,256) ..............        35,007,791
                                                      ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $140,723,922) ..............       140,723,922
                                                      ---------------
TOTAL INVESTMENTS - 99.88%
   (Cost $465,842,836)* ...........................       465,842,836
                                                      ---------------
NET OTHER ASSETS AND LIABILITIES - 0.12% ..........           580,749
                                                      ---------------
NET ASSETS - 100.00% ..............................   $   466,423,585
                                                      ===============

-------------------------
* At April 30, 2003, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

      ABN AMRO FUNDS
--------------------
MONEY MARKET FUND                                                 APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                               [GREAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT AGENCY OBLIGATIONS .......   2%
COMMERCIAL PAPER .........................  46%
CERTIFICATES OF DEPOSIT ..................  31%
REPURCHASE AGREEMENTS ....................  21%

% OF TOTAL NET ASSETS
                                                         MARKET
  PAR VALUE                                               VALUE
  ----------                                             -------

COMMERCIAL PAPER (A) - 46.29%

               AIRLINES - 2.47%
$   4,000,000  International Lease Finance
                 1.240%, 05/15/03 ..................  $     3,998,071
                                                      ---------------

               ASSET-BACKED (B) - 22.48%
    5,000,000  Blue Ridge Asset Funding
                 1.260%, 06/05/03 ..................        4,993,875
    3,120,000  Enterprise Funding
                 1.250%, 05/09/03 ..................        3,119,133
    3,983,000  Falcon Asset Securitization
                 1.260%, 05/19/03 ..................        3,980,491
    5,000,000  FCAR Owner Trust
                 1.250%, 05/14/03 ..................        4,997,743
    3,000,000  Fountain Square Commercial Funding
                 1.250%, 07/25/03 ..................        2,991,146
    5,000,000  Greenwich Funding
                 1.260%, 05/09/03 ..................        4,998,600
    3,500,000  Mont Blanc Capital
                 1.270%, 05/13/03 ..................        3,498,518
    3,000,000  Quincy Capital
                 1.260%, 05/22/03 ..................        2,997,795
               Stellar Funding Group
    1,800,000    1.270%, 05/27/03 ..................        1,798,349
    3,089,000    1.260%, 06/17/03 ..................        3,083,919
                                                      ---------------
                                                           36,459,569
                                                      ---------------

               AUTOMOBILE - 3.08%
    5,000,000  Toyota Motor Credit
                 1.250%, 05/21/03 ..................        4,996,528
                                                      ---------------

               BANKS - 7.17%
    3,750,000  ANZ (DE)
                 1.220%, 05/27/03 ..................        3,746,696
    3,000,000  Citicorp
                 1.250%, 07/29/03 ..................        2,990,729
    4,895,000  UBS Finance (DE)
                 1.260%, 05/07/03 ..................        4,893,972
                                                      ---------------
                                                           11,631,397
                                                      ---------------

                                                          MARKET
  PAR VALUE                                               VALUE
 ----------                                              -------

               FINANCIAL SERVICES - 11.09%
$   5,000,000  Bear Stearns
                 1.240%, 05/08/03 ..................  $     4,998,795
               General Electric Capital
    3,000,000    1.250%, 06/11/03 ..................        2,995,729
    2,000,000    1.240%, 09/25/03 ..................        1,989,873
    3,000,000  Goldman Sachs
                 1.250%, 05/12/03 ..................        2,998,854
    5,000,000  Transamerica Finance
                 1.250%, 05/19/03 ..................        4,996,875
                                                      ---------------
                                                           17,980,126
                                                      ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $75,065,691) ................       75,065,691
                                                      ---------------

CERTIFICATES OF DEPOSIT - 30.83%

               BANKS - 30.83%
    2,000,000  Bank of America
                 1.240%, 10/30/03 ..................        2,000,000
    2,000,000  Bank of New York
                 1.270%, 07/21/03 ..................        2,000,089
               Barclays Bank (NY)
    3,000,000    1.175%, 10/02/03 ..................        2,999,679
    2,000,000    1.240%, 11/03/03 ..................        2,000,000
    2,000,000  Bayerische Landesbank Girozentrale (NY)
                 1.770%, 06/23/03 ..................        2,000,316
    2,000,000  Canadian Imperial Bank (NY)
                 1.290%, 08/11/03 ..................        2,000,169
               Danske Bank
    3,000,000    1.200%, 07/07/03 ..................        3,000,000
    2,000,000    1.220%, 07/10/03 ..................        2,000,039
    2,000,000  Deutsche Bank (NY)
                 1.300%, 06/09/03 ..................        2,000,000
    2,000,000  Halifax Bank of Scotland (NY)
                 1.260%, 05/30/03 ..................        2,000,000
    2,000,000  Harris Trust & Savings
                 1.220%, 07/28/03 ..................        2,000,000
    3,000,000  J.P. Morgan Chase
                 1.260%, 08/11/03 ..................        3,000,574
    3,000,000  Lloyds TSB Bank (NY)
                 1.250%, 07/28/03 ..................        2,999,996
    2,000,000  National City Bank
                 1.810%, 08/25/03 ..................        2,000,063
    2,000,000  Nordea (NY)
                 1.240%, 10/16/03 ..................        2,000,000
               Rabobank Nederland (NY)
    2,000,000    1.845%, 09/19/03 ..................        2,000,038
    2,000,000    1.200%, 09/29/03 ..................        1,999,952
    2,000,000  Regions Bank
                 1.300%, 06/17/03 ..................        2,000,000
               Toronto Dominion Bank (NY)
    2,000,000    1.350%, 06/12/03 ..................        2,000,000
    2,000,000    1.200%, 07/24/03 ..................        2,000,000
    4,000,000  Wells Fargo Bank
                 1.250%, 06/16/03 ..................        3,999,997
    2,000,000  West Deutsche Landesbank (NY)
                 1.300%, 07/14/03 ..................        2,000,000
                                                      ---------------
                                                           50,000,912
                                                      ---------------

               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $50,000,912) ................       50,000,912
                                                      ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MONEY MARKET FUND                                                 APRIL 30, 2003
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                         MARKET
  PAR VALUE                                               VALUE
  ----------                                             -------


U.S. GOVERNMENT  AGENCY  OBLIGATIONS  - 1.89%

               FEDERAL HOME LOAN BANK - 1.27%
$   2,000,000    6.375%, 11/14/03 ..................  $     2,054,865
                                                      ---------------

               FEDERAL HOME LOAN MORTGAGE - 0.62%
    1,000,000    3.500%, 09/15/03 ..................        1,007,828
                                                      ---------------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $3,062,693) .................        3,062,693
                                                      ---------------

REPURCHASE AGREEMENTS - 20.91%

    8,584,878  Morgan Stanley, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $8,585,183
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $8,756,576) ................        8,584,878
   25,318,141  UBS Warburg, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $25,319,041
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $25,829,028) ...............       25,318,141
                                                      ---------------

               TOTAL REPURCHASE AGREEMENTS
                 (Cost $33,903,019) ................       33,903,019
                                                      ---------------

TOTAL INVESTMENTS - 99.92%
   (Cost $162,032,315)* ............................      162,032,315
                                                      ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ...........          132,739
                                                      ---------------
NET ASSETS - 100.00% ...............................  $   162,165,054
                                                      ===============

-------------------------------
* At April 30, 2003, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2003, these securities amounted to $36,459,569 or 22.48% of net assets.

(DE) Delaware
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2003
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MUNICIPAL OBLIGATIONS ..............  97%
CASH AND OTHER NET ASSETS ..........   3%

% OF TOTAL NET ASSETS


                                                           MARKET
  PAR VALUE                                                VALUE
  ----------                                              -------


MUNICIPAL OBLIGATIONS - 96.82%

               ALABAMA - 1.28%
$   4,600,000  Montgomery Industrial
                 Development Board
                 PCR TECP
                 1.000%, 08/14/03 .................   $     4,600,000
                                                      ---------------

               ALASKA - 2.89%
               Valdez Marine Terminal RB
    9,200,000    BP Pipeline Project
                 1.350%, 05/01/03 (A) .............         9,200,000
    1,200,000    Exxon Pipeline Co. Project
                 1.300%, 05/01/03 (A) .............         1,200,000

                                                      ---------------
                                                           10,400,000
                                                      ---------------

               ARIZONA - 1.92%
    6,916,000  Salt River Project TECP
                 1.070%, 05/05/03 .................         6,916,000
                                                      ---------------

               COLORADO - 3.76%
               Colorado Educational &
                 Cultural Facilities RB
    3,055,000    Naropa University Project
                 1.350%, 05/07/03 (A)
                 LOC: Wells Fargo Bank ............         3,055,000
      475,000    National Cable Television Center
                 1.350%, 05/07/03 (A)
                 LOC: Wells Fargo Bank ............           475,000
   10,000,000  Colorado State, TRAN
                 3.000%, 06/27/03 .................        10,023,069
                                                      ---------------
                                                           13,553,069
                                                      ---------------

               CONNECTICUT - 7.76%
               Connecticut State HEFA RB,
                 Yale University
    5,850,000    Series T-1,
                 1.300%, 05/01/03 (A) .............         5,850,000
   10,100,000    Series T-2,
                 1.240%, 05/07/03 (A) .............        10,100,000

                                                           MARKET
  PAR VALUE                                                VALUE
  ----------                                              -------

               CONNECTICUT (CONTINUED)
               Connecticut State, GO
$  10,000,000    Series A,
                 1.500%, 05/07/03 (A) .............   $    10,000,000
    2,000,000    Series B,
                 1.350%, 05/07/03 (A) .............         2,000,000
                                                      ---------------
                                                           27,950,000
                                                      ---------------

               DISTRICT OF COLUMBIA - 0.97%
    3,500,000  District of Columbia,
                 American Red Cross TECP
                 1.020%, 06/04/03 .................         3,500,000
                                                      ---------------

               FLORIDA - 4.25%
   10,300,000  Jacksonville Electric
                 Authority System TECP
                 1.050%, 07/16/03 .................        10,300,000
    5,000,000  Sarasota Memorial Hospital
                 District TECP
                 1.100%, 06/04/03 .................         5,000,000
                                                      ---------------
                                                           15,300,000
                                                      ---------------

               GEORGIA - 3.40%
               Burke County Development
                 Authority TECP
    7,250,000    1.000%, 07/10/03 .................         7,250,000
    5,000,000    1.000%, 08/13/03 .................         5,000,000
                                                      ---------------
                                                           12,250,000
                                                      ---------------

               ILLINOIS - 5.55%
               Illinois Health Facilities Authority RB
   16,200,000    Resurrection Health, Series A
                 1.350%, 05/07/03 (A)
                 Insured: FSA .....................        16,200,000
    3,800,000    Rush Presbyterian -
                 St. Luke's Medical Center
                 Obligated Group, Series 1998B
                 1.350%, 05/07/03 (A)
                 Insured: MBIA ....................         3,800,000
                                                      ---------------
                                                           20,000,000
                                                      ---------------

               INDIANA - 1.66%
    6,000,000  City of Mount Vernon TECP
                 1.050%, 08/13/03 .................         6,000,000
                                                      ---------------

               IOWA - 0.64%
    2,310,000  Ottumwa RB,
                 Ottumwa Regional Health Center
                 1.350%, 05/07/03 (A)
                 LOC: Wells Fargo Bank ............         2,310,000
                                                      ---------------

               KENTUCKY - 0.01%
       35,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C,
                 1.350%, 05/01/03 (A)
                 Insured: MBIA ....................            35,000
                                                      ---------------

               LOUISIANA - 3.50%
   12,600,000  St. Charles Parish PCR
                 Shell Oil Project, Series B
                 1.300%, 05/01/03 (A) .............        12,600,000
                                                      ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------

               MARYLAND - 4.63%
               Maryland State Health & Higher
                 Education Facilities Authority RB,
                 Pooled Loan Program
$  12,600,000    Series A, 1.320%, 05/07/03 (A)
                 LOC: Bank One Trust ................ $    12,600,000
    4,100,000    Series B, 1.300%, 05/07/03 (A)
                 LOC: First National Bank ...........       4,100,000
                                                      ---------------
                                                           16,700,000
                                                      ---------------

               MASSACHUSETTS - 3.00%
               Massachusettes State HEFA RB,
                 Capital Asset Program,
    3,300,000    Series B
                 1.300%, 05/01/03 (A)
                 Insured: MBIA ......................       3,300,000
    3,500,000    Series C
                 1.300%, 05/01/03 (A)
                 Insured: MBIA ......................       3,500,000
               Massachusetts State, GO, Series B
    1,000,000    1.350%, 05/07/03 (A) ...............       1,000,000
    2,200,000    Central Artery
                 1.350%, 05/01/03 (A) ...............       2,200,000
      800,000  Massachusetts Water
                 Resources Authority,
                 Multi-Modal Subordinated
                 General RB, Series A
                 1.280%, 05/07/03 (A)
                 Insured: AMBAC .....................         800,000
                                                      ---------------
                                                           10,800,000
                                                      ---------------

               MINNESOTA - 5.50%
    1,400,000  Hennepin County, GO, Series C
                 1.200%, 05/07/03 (A) ...............       1,400,000
    5,000,000  Minneapolis & St. Paul
                 Metropolitan Airports TECP
                 1.050%, 08/06/03 ...................       5,000,000
    2,865,000  Minneapolis Convention Center, GO
                 Convention Center Bonds
                 1.400%, 05/07/03 (A) ...............       2,865,000
               Minneapolis, GO, Series B
    2,515,000    1.400%, 05/07/03 (A) ...............       2,515,000
    1,625,000    1.400%, 05/07/03 (A) ...............       1,625,000
    6,400,000  Owatonna Hospital RB,
                 Health Central System
                 1.300%, 05/07/03 (A)
                 LOC: Wells Fargo Bank ..............       6,400,000
                                                      ---------------
                                                           19,805,000
                                                      ---------------

               MISSISSIPPI - 0.55%
    1,975,000  Jackson County Port Facility RB,
                 Chevron USA Income Project
                 1.350%, 05/01/03 (A) ...............       1,975,000
                                                      ---------------

               MISSOURI - 4.69%
               Missouri State HEFA RB,
                 The Washington University Project,
   10,400,000    Series A
                 1.300%, 05/01/03 (A) ...............      10,400,000
    6,500,000    Series B
                 1.300%, 05/01/03 (A) ...............       6,500,000
                                                      ---------------
                                                           16,900,000
                                                      ---------------

                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------

               NEBRASKA - 6.91%
               Lincoln Electric System TECP
$   5,000,000    1.000%, 07/09/03 ................... $     5,000,000
    8,600,000    1.000%, 08/05/03 ...................       8,600,000
               Omaha Public Power District TECP
    2,000,000    1.000%, 07/09/03 ...................       2,000,000
    5,000,000    1.000%, 08/13/03 ...................       5,000,000
    4,300,000    1.050%, 08/13/03 ...................       4,300,000
                                                      ---------------
                                                           24,900,000
                                                      ---------------

               NEVADA - 0.18%
      655,000  Clark County School District, GO,
                 Series A
                 1.300%, 05/07/03 (A)
                 Insured: FSA .......................         655,000
                                                      ---------------

               NEW MEXICO - 1.36%
    4,900,000  Hurley PCR
                 Kennecott Santa Fe Project
                 1.350%, 05/01/03 (A) ...............       4,900,000
                                                      ---------------

               NEW YORK - 4.40%
               New York GO, Series B
    2,600,000    1.400%, 05/01/03 (A)
                 Insured: FGIC ......................       2,600,000
    2,675,000    1.400%, 05/01/03 (A)
                 Insured: FGIC ......................       2,675,000
    6,300,000  New York State Local Government
                 Assistance RB, Series D
                 1.300%, 05/07/03 (A)
                 LOC: Societe Generale ..............       6,300,000
    4,300,000  New York State Thruway Authority RB
                 1.350%, 05/01/03 (A)
                 Insured: FGIC ......................       4,300,000
                                                      ---------------
                                                           15,875,000
                                                      ---------------

               NORTH CAROLINA - 2.27%
    8,200,000  North Carolina State Public
                 Improvement, Series F, GO
                 1.320%, 05/07/03 (A)
                 SPA: Landesbank ....................       8,200,000
                                                      ---------------

               OHIO - 2.71%
    9,775,000  Ohio State Air Quality Development
                 Authority RB, Cincinnati Gas &
                 Electric Project, Series B
                 1.300%, 05/01/03 (A)
                 LOC: Barclays Bank .................       9,775,000
                                                      ---------------

               TEXAS - 7.75%
               Angelina and Neches River Authority
                 Texas Industrial Development
                 Solid Waste RB,
                 Temple Inland Project,
    2,400,000    Series 1984 B
                 1.370%, 05/01/03 (A)
                 LOC: Bank of America ...............       2,400,000
    1,600,000    Series 1984 D
                 1.370%, 05/01/03 (A)
                 LOC: Bank of America ...............       1,600,000
    5,000,000  City of San Antonio Sales
                 Tax Revenue, Series A, TECP
                 1.000%, 07/09/03
                 LOC: Landesbank ....................       5,000,000
    5,200,000  Gulf Coast Waste Disposal
                 Authority PCR, Exxon Project
                 1.300%, 05/01/03 (A) ...............       5,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
TAX-EXEMPT MONEY MARKET FUND                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                         MARKET
  PAR VALUE                                               VALUE
  ----------                                             -------

               TEXAS (CONTINUED)
$   2,300,000  Harris County, Health Facilities RB,
                 Texas Medical Center Project
                 1.350%, 05/01/03 (A)
                 Insured: MBIA .....................  $     2,300,000
    6,000,000  North Central Texas Health
                 Facilities Development TECP
                 1.000%, 08/05/03 ..................        6,000,000
    1,150,000  Texas Higher Education
                 Authority RB, Series B
                 1.350%, 05/07/03 (A)
                 Insured: FGIC .....................        1,150,000
    4,250,000  Texas State, TRAN
                 2.750%, 08/29/03 ..................        4,268,877
                                                      ---------------
                                                           27,918,877
                                                      ---------------
               UTAH - 8.23%
   11,500,000  Intermountain Power Agency TECP
                 1.000%, 07/10/03 ..................       11,500,000
    1,000,000  State of Utah Building
                 Ownership Authority
                 1.350%, 05/07/03 (A)
                 LOC: Landesbank ...................        1,000,000
   17,150,000  State of Utah, Series A
                 1.300%, 05/07/03 (A) ..............       17,150,000
                                                      ---------------
                                                           29,650,000
                                                      ---------------

               WASHINGTON - 0.05%
      200,000  Washington State, GO,
                 Series VR 96B
                 1.300%, 05/07/03 (A) ..............          200,000
                                                      ---------------

               WISCONSIN - 4.24%
               State of Wisconsin, TECP
    1,777,000    1.000%, 07/10/03 ..................        1,777,000
    6,000,000    1.000%, 08/13/03 ..................        6,000,000
    3,489,000    1.000%, 08/14/03 ..................        3,489,000
    4,000,000  State of Wisconsin Transportation,
                 Series 97A, TECP
                 1.050%, 07/16/03 ..................        4,000,000
                                                      ---------------
                                                           15,266,000
                                                      ---------------

               WYOMING - 2.76%
    6,200,000  Lincoln County PCR,
                 Exxon Project
                 1.300%, 05/01/03 (A) ..............        6,200,000
    3,750,000  Sublette County PCR,
                 Exxon Project
                 1.300%, 05/01/03 (A) ..............        3,750,000
                                                      ---------------
                                                            9,950,000
                                                      ---------------

               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $348,883,946) ...............      348,883,946
                                                       --------------

                                                          MARKET
    SHARES                                                VALUE
  ----------                                             -------

INVESTMENT COMPANIES - 3.08%

           15  Dreyfus Tax-Exempt Cash
                 Management Fund .................    $            15
   11,100,555  SEI Institutional Tax Free
                 Money Market Fund ...............         11,100,555
                                                      ---------------

               TOTAL INVESTMENT COMPANIES
                 (Cost $11,100,570) ..............         11,100,570
                                                      ---------------

TOTAL INVESTMENTS - 99.90%
   (Cost $359,984,516)* ..........................        359,984,516
                                                      ---------------
NET OTHER ASSETS AND LIABILITIES - 0.10% .........            366,430
                                                      ---------------
NET ASSETS - 100.00% .............................    $   360,350,946
                                                      ===============

--------------------------------------
* At April 30, 2003, cost is identical for book and Federal income tax purposes.

(A) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2003. The maturity date shown is the next scheduled reset date.

       AMBAC  Ambac Assurance Corp.
        FGIC  Financial Guaranty Insurance Co.
         FSA  Financial Security Assurance, Inc.
          GO  General Obligation
        HEFA  Health & Educational Facilities Authority
  Landesbank  Landesbank Hessen Thurigen Girozentrale
         LOC  Letter of Credit
        MBIA  MBIA Insurance Corp.
         PCR  Pollution Control Revenue
          RB  Revenue Bond
         SPA  Standby Purchase Agreement
        TECP  Tax-Exempt Commerical Paper
        TRAN  Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
TREASURY MONEY MARKET FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                               [GREAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY OBLIGATIONS ........   61%
REPURCHASE AGREEMENTS ............   39%

% OF TOTAL NET ASSETS

                                                          MARKET
  PAR VALUE                                               VALUE
 ----------                                               -------

U.S. TREASURY OBLIGATIONS - 61.45%

               U.S. TREASURY BILLS (A) - 49.53%
$  10,000,000  1.210%, 05/01/03 ....................  $    10,000,000
   10,000,000  1.209%, 05/08/03 ....................        9,997,650
   10,000,000  1.150%, 05/15/03 ....................        9,995,528
   10,000,000  1.160%, 05/22/03 ....................        9,993,233
    5,000,000  1.245%, 05/22/03 ....................        4,996,369
   15,000,000  1.170%, 05/29/03 ....................       14,986,350
   10,000,000  1.201%, 06/05/03 ....................        9,988,323
    5,000,000  1.235%, 06/12/03 ....................        4,992,796
   15,000,000  1.150%, 06/19/03 ....................       14,976,521
   15,000,000  1.155%, 06/26/03 ....................       14,973,050
   10,000,000  1.110%, 07/03/03 ....................        9,980,575
   10,000,000  1.134%, 07/10/03 ....................        9,977,950
   10,000,000  1.185%, 07/24/03 ....................        9,972,350
    5,000,000  1.110%, 08/14/03 ....................        4,983,812
   10,000,000  1.160%, 08/14/03 ....................        9,966,167
   10,000,000  1.145%, 08/21/03 ....................        9,964,378
   10,000,000  1.165%, 08/28/03 ....................        9,961,490
   10,000,000  1.160%, 09/04/03 ....................        9,959,400
   10,000,000  1.150%, 10/02/03 ....................        9,950,805
   10,000,000  1.165%, 10/09/03 ....................        9,947,899
   10,000,000  1.175%, 10/16/03 ....................        9,945,167
                                                      ---------------
                                                          209,509,813
                                                      ---------------

               U.S. TREASURY NOTES - 11.92%
   10,000,000  3.875%, 06/30/03 ....................       10,044,026
   10,000,000  5.250%, 08/15/03 ....................       10,117,586
    5,000,000  5.750%, 08/15/03 ....................        5,058,243
   10,000,000  2.750%, 09/30/03 ....................       10,064,478
   10,000,000  2.750%, 10/31/03 ....................       10,076,571
    5,000,000  4.250%, 11/15/03 ....................        5,065,498
                                                      ---------------
                                                           50,426,402
                                                      ---------------

               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $259,936,215) ...............      259,936,215
                                                      ---------------

                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                              -------

REPURCHASE AGREEMENTS - 38.54%

$  75,022,262  J.P. Morgan Chase, 1.210%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $75,024,784
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $76,527,052) ...............  $    75,022,262
   25,734,349  Morgan Stanley, 1.210%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $25,735,214
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $26,249,825) ...............       25,734,349
   62,236,718  UBS Warburg, 1.210%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $62,238,810
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $63,482,689) ...............       62,236,718
                                                      ---------------

               TOTAL REPURCHASE AGREEMENTS
                 (Cost $162,993,329) ...............      162,993,329
                                                      ---------------
TOTAL INVESTMENTS - 99.99%
   (Cost $422,929,544)* ............................      422,929,544
                                                      ---------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ...........           38,092
                                                      ---------------
NET ASSETS - 100.00% ...............................  $   422,967,636
                                                      ===============

------------------------------
* At April 30, 2003, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ..........................   $    325,118,914   $   128,129,296   $    359,984,516  $    259,936,215
        Repurchase agreements ........................        140,723,922        33,903,019                 --       162,993,329
                                                         ----------------   ---------------   ----------------  ----------------
          Total investments at value .................        465,842,836       162,032,315        359,984,516       422,929,544
Receivables:
        Dividends and interest .......................            624,183           213,424            698,289           425,409
        Fund shares sold .............................            417,180                --              1,500                --
Other assets .........................................             11,916             3,566              8,023            30,480
                                                         ----------------   ---------------   ----------------  ----------------
          Total assets ...............................        466,896,115       162,249,305        360,692,328       423,385,433
                                                         ----------------   ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Due to custodian .............................              6,359             1,687                 --             6,751
        Dividend distribution ........................            310,515                --            225,787           255,321
        Fund shares redeemed .........................             11,247             1,958                 --             1,554
        Due to Adviser, net ..........................             72,734            29,514             66,875            83,684
        Administration fee ...........................             19,283             7,384             16,582            17,685
        Distribution fees ............................              2,070             7,417              1,019             2,202
        Shareholder service fees .....................              2,489             9,651                 --                --
        Trustees fees ................................              2,567             1,027              2,265             2,515
Accrued expenses and other payables ..................             45,266            25,613             28,854            48,085
                                                         ----------------   ---------------   ----------------  ----------------
          Total liabilities ..........................            472,530            84,251            341,382           417,797
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS ...........................................   $    466,423,585   $   162,165,054   $    360,350,946  $    422,967,636
                                                         ================   ===============   ================  ================
NET ASSETS CONSIST OF:
    Paid in capital ..................................   $    466,394,266   $   162,165,003   $    360,352,270  $    422,967,636
    Accumulated undistributed net investment income ..             31,622               144                 --                --
    Accumulated net realized loss on investments .....             (2,303)              (93)            (1,324)               --
                                                         ----------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS .............................   $    466,423,585   $   162,165,054   $    360,350,946  $    422,967,636
                                                         ================   ===============   ================  ================
CLASS I:
    Net Assets .......................................   $    423,784,431   $    19,215,952   $    340,537,768  $    374,790,041
    Shares of beneficial interest outstanding ........        423,753,646        19,215,810        340,538,523       374,798,371
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............   $           1.00   $          1.00   $           1.00   $          1.00
                                                         ================   ===============   ================  ================
CLASS S:
    Net Assets .......................................   $     42,639,154   $   142,949,102   $     19,813,178  $     48,177,595
    Shares of beneficial interest outstanding ........         42,642,355       142,949,368         19,813,852        48,176,516
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............   $           1.00   $          1.00   $           1.00  $           1.00
                                                         ================   ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends .....................................      $            --   $            --   $         72,880  $             --
     Interest ......................................            3,387,349         1,049,119          2,085,264         2,619,102
                                                         ----------------   ---------------   ----------------  ----------------
      Total investment income ......................            3,387,349         1,049,119          2,158,144         2,619,102
                                                         ----------------   ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ......................              480,152           260,682            652,360           683,252
     Distribution expenses(a) ......................               49,255           177,511             25,783            40,934
     Shareholder service fees(a) ...................               13,791            54,423                 --                --
     Transfer agent fees ...........................               17,405            16,885             17,396            18,830
     Administration fees ...........................              125,570            39,286             98,052           102,063
     Custodian fees ................................               20,844            13,631             20,718            17,213
     Professional fees .............................               22,215            13,173             19,308            20,449
     Reports to shareholder expense ................                7,943            37,113              1,074             1,706
     Trustees fees .................................                7,216             2,129              5,565             5,707
     Other expenses ................................               22,819            15,569             43,988            56,949
                                                         ----------------   ---------------   ----------------  ----------------
      Total expenses before waivers ................              767,210           630,402            884,244           947,103
                                                         ----------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ........                   --           (99,208)          (242,305)         (201,690)
                                                         ----------------   ---------------   ----------------  ----------------
      Net expenses .................................              767,210           531,194            641,939           745,413
                                                         ----------------   ---------------   ----------------  ----------------

NET INVESTMENT INCOME ..............................            2,620,139           517,925          1,516,205         1,873,689
                                                         ----------------   ---------------   ----------------  ----------------
     NET INCREASE IN NET ASSETS FROM OPERATIONS ....      $     2,620,139   $       517,925   $      1,516,205  $      1,873,689
                                                         ================   ===============   ================  ================

-------------------------------
(a) Fees are incurred at the Class S level.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           GOVERNMENT MONEY MARKET FUND                MONEY MARKET FUND
                                                       -----------------------------------   -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 2003       OCTOBER 31,      APRIL 30, 2003       OCTOBER 31,
                                                          (UNAUDITED)           2002            (UNAUDITED)           2002
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .................... $    522,988,029   $    655,800,728   $    143,859,865   $    178,123,239
                                                       ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ............................        2,620,139          8,808,657            517,925          1,990,421
    Net realized gain on investments sold ............               --                750                 --                 --
                                                       ----------------   ----------------   ----------------   ----------------
    Net increase in net assets from operations .......        2,620,139          8,809,407            517,925          1,990,421
                                                       ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I .......................................       (2,468,974)        (8,210,940)           (33,197)           (27,053)
       Class S .......................................         (151,165)          (597,717)          (488,558)        (1,963,368)
                                                       ----------------   ----------------   ----------------   ----------------
       Total distributions ...........................       (2,620,139)        (8,808,657)          (521,755)        (1,990,421)
                                                       ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I .......................................      434,021,561        910,706,105         31,020,067         28,702,645
       Class S .......................................       49,310,762        119,135,868        256,157,542        552,585,697
    Proceeds from reinvestment of distributions:
       Class I .......................................          124,631            744,171             33,199             27,024
       Class S .......................................          151,162            597,814            488,519          1,961,799
    Cost of shares redeemed:
       Class I .......................................     (502,759,320)    (1,030,663,975)       (12,250,842)       (29,987,467)
       Class S .......................................      (37,413,240)      (133,333,432)      (257,139,466)      (587,553,072)
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions .............      (56,564,444)      (132,813,449)        18,309,019        (34,263,374)
                                                       ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ....      (56,564,444)      (132,812,699)        18,305,189        (34,263,374)
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....... $    466,423,585   $    522,988,029   $    162,165,054   $    143,859,865
                                                       ================   ================   ================   ================
    (A) Undistributed net investment income .......... $         31,622   $         31,622   $            144   $          3,974
                                                       ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ..........................................      434,021,561        910,706,104         31,020,067         28,702,645
       Proceeds from reinvestment of distributions ...          124,631            744,171             33,199             27,024
       Redeemed ......................................     (502,759,320)    (1,030,663,975)       (12,250,842)       (29,987,467)
    Class S:
       Sold ..........................................       49,310,762        119,135,868        256,157,542        552,585,697
       Proceeds from reinvestment of distributions ...          151,162            597,814            488,519          1,961,799
       Redeemed ......................................      (37,413,240)      (133,333,432)      (257,139,466)      (587,553,072)
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding     (56,564,444)      (132,813,450)        18,309,019        (34,263,374)
                                                       ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                           TAX-EXEMPT MONEY MARKET FUND           TREASURY MONEY MARKET FUND
                                                       -----------------------------------   -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 2003       OCTOBER 31,      APRIL 30, 2003       OCTOBER 31,
                                                          (UNAUDITED)           2002            (UNAUDITED)           2002
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................  $    361,613,772   $    462,148,158   $    369,299,963   $    272,665,737
                                                       ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................         1,516,205          4,838,941          1,873,689          4,551,544
    Net realized gain on investments sold ...........                --                 --                 --                822
                                                       ----------------   ----------------   ----------------   ----------------
    Net increase in net assets from operations ......         1,516,205          4,838,941          1,873,689          4,552,366
                                                       ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ......................................        (1,454,216)        (4,624,443)        (1,758,199)        (4,197,484)
       Class S ......................................           (62,026)          (214,498)          (124,527)          (354,060)
                                                       ----------------   ----------------   ----------------   ----------------
       Total distributions ..........................        (1,516,242)        (4,838,941)        (1,882,726)        (4,551,544)
                                                       ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ......................................       330,465,155        547,375,856        349,999,018        866,621,825
       Class S ......................................        53,359,107        111,068,236         48,670,516         52,389,546
    Proceeds from reinvestment of distributions:
       Class I ......................................               245             16,578             19,107             43,404
       Class S ......................................            61,988            214,223            124,322            353,389
    Cost of shares redeemed:
       Class I ......................................      (330,610,889)      (641,081,088)      (313,391,450)      (847,528,264)
       Class S ......................................       (54,538,395)      (118,128,191)       (31,744,803)       (47,807,292)
    Issued due to merger (Note A):
       Class I ......................................                --                 --                 --         72,560,796
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ............        (1,262,789)      (100,534,386)        53,676,710         96,633,404
                                                       ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ...        (1,262,826)      (100,534,386)        53,667,673         96,634,226
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......  $    360,350,946   $    361,613,772   $    422,967,636   $    369,299,963
                                                       ================   ================   ================   ================
       (A) Undistributed net investment income ......  $             --   $             37   $             --   $          9,037
                                                       ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold .........................................       330,465,155        547,375,856        349,999,018        866,621,826
       Proceeds from reinvestment of distributions ..               245             16,578             19,107             43,404
       Redeemed .....................................      (330,610,889)      (641,081,088)      (313,391,450)      (847,528,264)
       Issued due to merger (Note A) ................                --                 --                 --         72,568,067
    Class S:
       Sold .........................................        53,359,107        111,068,236         48,670,516         52,389,546
       Proceeds from reinvestment of distributions ..            61,988            214,223            124,322            353,389
       Redeemed .....................................       (54,538,395)      (118,128,191)       (31,744,803)       (47,807,292)
                                                       ----------------   ----------------   ----------------   ----------------
       Net increase (decrease) in shares outstanding         (1,262,789)      (100,534,386)        53,676,710         96,640,676
                                                       ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED        YEAR     TEN MONTHS     YEAR        YEAR         YEAR        YEAR
                                             4/30/03       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)    10/31/02    10/31/01   12/31/00     12/31/99    12/31/98     12/31/97
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01        0.02         0.04        0.06         0.05        0.05       0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............      (0.01)      (0.02)       (0.04)      (0.06)       (0.05)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.55%(a)    1.70%        3.57%(a)    6.08%        4.87%       5.24%        5.33%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  423,784   $ 492,398   $  611,611   $ 589,752   $  464,520   $ 396,797   $  255,259
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ...............       0.29%       0.30%        0.38%       0.41%        0.41%       0.42%        0.40%
     After reimbursement of
       expenses by Adviser ...............       0.29%       0.30%        0.31%       0.33%        0.33%       0.35%        0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ...............       1.12%       1.70%        4.14%       5.84%        4.70%       5.04%        5.13%
     After reimbursement of
       expenses by Adviser ...............       1.12%       1.70%        4.21%       5.92%        4.78%       5.12%        5.21%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............         --(b)     0.01         0.03        0.06         0.04        0.05         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............         --(b)    (0.01)       (0.03)      (0.06)       (0.04)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.39%(a)    1.36%       3.30%(a)     5.74%        4.53%       4.91%       5.05%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   42,639   $  30,590   $   44,190  $   76,097   $   96,031   $  89,497   $    8,932
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ...............       0.63%       0.63%        0.71%       0.91%        0.91%       0.92%       0.72%
     After reimbursement of
       expenses by Adviser ...............       0.63%       0.63%        0.63%       0.65%        0.65%       0.67%       0.59%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ...............       0.78%       1.37%        3.81%       5.34%        4.20%       4.54%       4.82%
     After reimbursement of
       expenses by Adviser ...............       0.78%       1.37%        3.89%       5.60%        4.46%       4.80%       4.95%

---------------------------------------------------------------
 (a) Not Annualized.
 (b) Amount represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MONEY MARKET FUND                                                 APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED        YEAR     TEN MONTHS     YEAR        YEAR         YEAR        YEAR
                                             4/30/03       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)    10/31/02    10/31/01   12/31/00     12/31/99    12/31/98     12/31/97
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I

Net Asset Value, Beginning of Period ..    $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01(a)     0.02(a)      0.04        0.06         0.05        0.05         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ..........         (0.01)      (0.02)       (0.04)      (0.06)       (0.05)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Net Asset Value, End of Period ...    $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ..........................          0.52%(b)    1.58%        3.65%(b)    6.21%        4.98%       5.33%        5.41%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)    $   19,216   $     414   $    1,672   $  44,274   $1,138,123   $ 941,295   $  737,736
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.50%       0.49%        0.58%       0.56%        0.55%       0.56%        0.56%
     After reimbursement of
       expenses by Adviser ............          0.37%       0.37%        0.36%       0.33%        0.32%       0.33%        0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.91%       1.45%        4.17%       5.58%        4.65%       4.98%        5.05%
     After reimbursement of
       expenses by Adviser ............          1.04%       1.57%        4.39%       5.81%        4.88%       5.21%        5.29%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S

Net Asset Value, Beginning of Period ..    $     1.00   $    1.00   $     1.00  $     1.00   $     1.00    $   1.00     $   1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............            --(a)(c)  0.01(a)      0.03        0.06         0.05        0.05         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ..........            --(c)    (0.01)       (0.03)      (0.06)       (0.05)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........    $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ..........................          0.34%(b)    1.22%        3.34%(b)    5.83%        4.60%       4.97%        5.12%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)    $  142,949   $ 143,446   $  176,451   $ 231,648   $  247,655   $  219,576  $    1,282
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.86%       0.85%        0.94%       1.06%        1.05%       1.06%        0.85%
     After reimbursement of
       expenses by Adviser ............          0.73%       0.73%        0.72%       0.69%        0.68%       0.69%        0.59%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.55%       1.09%        3.81%       5.08%        4.15%       4.48%        4.74%
     After reimbursement of
       expenses by Adviser ............          0.68%       1.21%        4.03%       5.45%        4.52%       4.85%        5.00%

-----------------------------------
(a) The selected per share data was calculated using weighted average shares method for the period.
(b) Not Annualized.
(c) Amount represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED       YEAR      TEN MONTHS     YEAR        YEAR         YEAR        YEAR
                                             4/30/03      ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)  10/31/02     10/31/01    12/31/00     12/31/99    12/31/98     12/31/97
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I

Net Asset Value, Beginning of Period ....  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          --(a)     0.01         0.02        0.04         0.03        0.03         0.03
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ............          --(a)    (0.01)       (0.02)      (0.04)       (0.03)      (0.03)       (0.03)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ..........  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ............................        0.41%(b)    1.12%        2.17%(b)    3.87%        3.01%       3.21%        3.36%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .  $  340,538   $ 340,683   $  434,372   $ 416,864   $  284,455   $ 272,834   $  250,260
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.46%       0.45%        0.55%       0.55%        0.58%       0.56%        0.57%
     After reimbursement of
       expenses by Adviser ..............        0.33%       0.33%        0.33%       0.32%        0.35%       0.35%        0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.70%       0.99%        2.38%       3.57%        2.73%       2.95%        3.08%
     After reimbursement of
       expenses by Adviser ..............        0.83%       1.11%        2.60%       3.80%        2.96%       3.17%        3.32%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S

Net Asset Value, Beginning of Period ....  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          --(a)     0.01         0.02        0.04         0.03        0.03         0.03
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ............          --(a)    (0.01)       (0.02)      (0.04)       (0.03)      (0.03)       (0.03)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ..........  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ............................        0.29%(b)    0.87%        1.96%(b)    3.61%        2.75%       2.96%        3.10%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .  $   19,813   $   20,930  $   27,776  $   65,046   $   66,130   $  67,480   $    2,978
   Ratios of expenses to average net assets:
     Before reimbursement of
      expenses by Adviser ...............        0.71%       0.70%        0.80%       1.05%        1.08%       1.06%        0.89%
     After reimbursement of
       expenses by Adviser ..............        0.58%       0.58%        0.58%       0.57%        0.60%       0.60%        0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.45%       0.74%        2.13%       3.07%        2.23%       2.45%        2.76%
     After reimbursement of
       expenses by Adviser ..............        0.58%       0.86%        2.35%       3.55%        2.71%       2.92%        3.07%

--------------------------------
 (a) Amount represents less than $0.005 per share.
 (b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
TREASURY MONEY MARKET FUND                                        APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED       YEAR      TEN MONTHS     YEAR        YEAR         YEAR        YEAR
                                             4/30/03      ENDED        ENDED       ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)  10/31/02     10/31/01    12/31/00     12/31/99    12/31/98     12/31/97
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I

Net Asset Value, Beginning of Period ....  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          --(a)     0.01         0.03        0.06         0.05        0.05         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ............          --(a)    (0.01)       (0.03)      (0.06)       (0.05)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ..........  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ............................        0.49%(b)    1.47%        3.40%(b)    5.85%        4.63%       4.90%        4.97%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .  $  374,790   $ 338,172   $  246,473   $ 219,437   $  327,906   $ 328,222   $  188,761
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.46%       0.46%        0.56%       0.58%        0.59%       0.59%       0.57%
     After reimbursement of
       expenses by Adviser ..............        0.36%       0.36%        0.34%       0.35%        0.36%       0.37%       0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.88%       1.35%        3.76%       5.44%        4.30%       4.58%       4.62%
     After reimbursement of
       expenses by Adviser ..............        0.98%       1.45%        3.98%       5.67%        4.53%       4.79%       4.86%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S

Net Asset Value, Beginning of Period ....  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............          --(a)     0.01         0.03        0.05         0.04        0.05         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ............          --(a)    (0.01)       (0.03)      (0.05)       (0.04)      (0.05)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ..........  $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ............................        0.37%(b)    1.22%        3.19%(b)    5.59%        4.37%       4.64%        4.70%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .  $   48,178   $  31,128   $   26,193   $  13,422   $   11,696   $  17,625   $    6,722
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.71%       0.71%        0.81%       1.08%        1.09%       1.09%        0.88%
     After reimbursement of
       expenses by Adviser ..............        0.61%       0.61%        0.59%       0.60%        0.61%       0.62%        0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ..............        0.63%       1.10%        3.51%       4.94%        3.80%       4.08%        4.30%
     After reimbursement of
       expenses by Adviser ..............        0.73%       1.20%        3.73%       5.42%        4.28%       4.54%        4.60%

-----------------------------------------------------
 (a) Amount represents less than $0.005 per share.
 (b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and operates as an open-end management investment company that is comprised of 27 separate portfolios.

Four Funds of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund") (each a "Fund" and collectively, the "Funds").

FUND ACQUISITION

On June 10, 2002, the Treasury Money Market Fund acquired all of the net assets of the U.S. Treasury Money Market Fund, a portfolio of the Independence One Mutual Funds ("Acquired Fund"), pursuant to a plan of reorganization approved by the Board of Trustees on December 21, 2001. The acquisition was accomplished by a tax-free exchange of 72,568,067 class K shares of the Acquired Fund (valued at $72,560,796), for 72,560,796 class I shares of the Treasury Money Market Fund.

The net assets of the Acquired Fund were combined with the net assets of the Treasury Money Market Fund on the acquisition date and included no unrealized appreciation or depreciation on investments. The aggregate net assets of the Treasury Money Market Fund immediately before and after the acquisition were $276,472,500 and $349,033,296, respectively.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and guaranteed investment contracts ("GICs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost and GICs are valued at cost plus accrued interest, which approximate fair value.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                         AMOUNT  EXPIRATION DATE
                                         ------  ---------------
Government Money Market Fund .......  $   2,303        2004
Money Market Fund ..................         93        2003-2008
Tax-Exempt Money Market Fund .......      1,324        2005

(5) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses expenses are allocated directly to the appropriate class and generally relate to distribution fees, shareholder servicing fees and reports to shareholder expense.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the year ended October 31, 2002 and the ten months ended October 31, 2001 were as follows:

                 DISTRIBUTIONS PAID IN 2002         DISTRIBUTIONS PAID IN 2001
                 --------------------------         --------------------------
                    TAX-EXEMPT    ORDINARY           TAX-EXEMPT      ORDINARY
                      INCOME       INCOME              INCOME        INCOME
                      ------       ------              ------        ------
Government Money
    Market Fund ..      $  --    $  9,319,334    $         --    $   23,388,302
Money Market Fund          --       1,990,421              --         6,429,026
Tax-Exempt Money
    Market Fund ..  5,143,426              --      10,359,574           454,791
Treasury Money
    Market Fund ..         --       4,611,770              --         8,216,026

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                   UNDISTRIBUTED    UNDISTRIBUTED
                    CAPITAL LOSS     ORDINARY        TAX-EXEMPT
                    CARRYFORWARD      INCOME          INCOME
                    ------------      ------          ------
Government Money
    Market Fund ....  $(2,303)       $580,715        $     --
Money Market Fund ..      (93)          3,974              --
Tax-Exempt Money
    Market Fund ....   (1,324)             --         345,314
Treasury Money
    Market Fund ....       --         405,515              --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which caps annual total expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively.

                        ADVISORY FEES     EXPENSE LIMITATIONS
       FUND              ANNUAL RATE       CLASS I   CLASS S
       ----              -----------       -------   -------
Government Money Market     0.20%           0.31%     0.63%
Money Market                0.35%           0.37%     0.73%
Tax-Exempt Money Market     0.35%           0.33%     0.58%
Treasury Money Market       0.35%           0.36%     0.61%

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of each Fund. The fee arrangements are as follows:

  ADMINISTRATION                         CUSTODY
       FEES                            LIAISON FEES
  AT TRUST LEVEL    ANNUAL RATE       AT FUND LEVEL      ANNUAL RATE
  --------------    -----------       -------------      -----------
First $2 billion       0.060%        First $100 million    $10,000
$2 billion to                        $100 million to
  $12.5 billion        0.050            $500 million        15,000
Over $12.5 billion     0.045         Over $500 million      20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS
  OF TRUST                                    ANNUAL RATE
  --------                                    -----------
First $2 billion                                 0.045%
$2 billion to $3 billion                         0.040
$3 billion to $8 billion                         0.030
$8 billion to $12 billion                        0.025
Over $12 billion                                 0.020

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

ABN AMRO Distributions Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year.

NOTE (F) CREDIT AGREEMENT: The Trust's line of credit agreement with J.P. Morgan Chase & Co. was terminated on February 18, 2003. On March 20, 2003, the Trust entered into a credit agreement with The Bank of Nova Scotia which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility and the interest rate of outstanding loans is equivalent to the Federal Funds Rate or LIBO Rate, as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2003, there were no borrowings outstanding against the line of credit.

SUBSEQUENT EVENT: Effective May 19, 2003, PFPC Trust Company replaced J.P. Morgan Chase & Co. as Custodian of the Trust's assets on behalf of the Funds.

ABN AMRO FUNDS

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma**

  *NON-INTERESTED TRUSTEE
  **ADVISORY TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT AUDITORS

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABSEM 03 2

APRIL 30, 2003

[GRAPHIC OMITTED]
ABN-AMRO LOGO ART
ABN AMRO FUNDS


SEMI-ANNUAL REPORT 2003

     ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC.

MONTAG & CALDWELL, INC. o TAMRO CAPITAL PARTNERS LLC o VEREDUS ASSET MANAGEMENT LLC

ABN AMRO FUNDS
CLASS Y & YS SHARES
INSTITUTIONAL MONEY MARKET

ABN AMRO FUNDS

TABLE OF CONTENTS

Performance Summary...............................   1
Schedule of Investments...........................   2
Statement of Assets and Liabilities...............   4
Statement of Operations...........................   5
Statement of Changes in Net Assets................   6
Financial Highlights..............................   7
Notes to Financial Statements.....................   8

INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund
  Institutional Treasury Money Market Fund*
  Institutional Government Money Market Fund*

FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 888 838-5132 O WWW.ABNAMROFUNDS.COM

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* As of the date of this semi-annual report, these Funds had not yet commenced operations.
--------------------------------------------------------------------------------

         ABN AMRO FUNDS
-----------------------
PERFORMANCE SUMMARY

AS OF APRIL 30, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    YIELDS                           RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AVERAGE ANNUAL
                                      INCEPTION               7-DAY           30-DAY          SIX MONTHS  ONE YEAR  SINCE INCEPTION
                                         DATE    CLASS   AVERAGE YIELD(a)  AVERAGE YIELD(a)   RETURN(b)    RETURN        TO DATE
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Money Market Fund  12/28/99    Y         1.16%             1.16%            0.63%        1.49%      3.75%
-----------------------------------------------------------------------------------------------------------------------------------
                                       06/29/00   YS         0.91%             0.91%            0.51%        1.24%      3.11%
-----------------------------------------------------------------------------------------------------------------------------------

An investment  in the Fund is not insured or  guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower.


(a) The yield quotation more closely reflects the Fund's current earnings than the total return quotation.
(b) Not Annualized

                                                                               1

        ABN AMRO FUNDS
----------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMERCIAL PAPER ....................... 40%
CERTIFICATES OF DEPOSIT ................ 40%
GIC WITHIN FUNDING AGREEMENTS ..........  7%
U.S. GOVERNMENT AGENCY OBLIGATIONS .....  4%
CORPORATE NOTES ........................  3%
TIME DEPOSIT ...........................  3%
REPURCHASE AGREEMENT ...................  2%
BANK NOTE ..............................  1%

% OF TOTAL NET ASSETS



                                                   MARKET
  PAR VALUE                                        VALUE
 ----------                                        -------

COMMERCIAL PAPER (A) - 40.24%

               AIRLINES - 1.60%
$  40,000,000  International Lease Finance
                 1.250%, 05/08/03 ..........  $    39,990,278
                                              ---------------

               ASSET-BACKED (B) - 14.10%
   50,000,000  Blue Ridge Asset Funding
                 1.240%, 05/21/03 ..........       49,965,556
   35,000,000  Edison Asset Securitization
                 1.250%, 05/12/03 ..........       34,986,632
   30,000,000  Falcon Asset Securitization
                 1.250%, 05/06/03 ..........       29,994,792
               Fountain Square Commercial Funding
   25,000,000    1.250%, 05/15/03 ..........       24,987,847
   25,000,000    1.250%, 07/25/03 ..........       24,926,215
   10,000,000    1.250%, 07/30/03 ..........        9,968,750
   14,824,000    1.250%, 07/31/03 ..........       14,777,160
               Mont Blanc Capital
   20,066,000    1.270%, 05/12/03 ..........       20,058,213
   20,000,000    1.270%, 05/19/03 ..........       19,987,300
   25,000,000    1.270%, 05/22/03 ..........       24,981,479
               Quincy Capital
   19,441,000    1.250%, 05/09/03                  19,435,600
   28,861,000    1.260%, 05/15/03                  28,846,858
   50,000,000  Variable Funding Capital
                 1.250%, 07/08/03 ..........       49,881,944
                                              ---------------
                                                  352,798,346
                                              ---------------

               BANKS - 10.38%
   50,000,000  Citicorp
                 1.250%, 07/29/03 ..........       49,845,486
  105,000,000  State Street
                 1.360%, 05/01/03 ..........      105,000,000
  105,000,000  UBS Finance (DE)
                 1.360%, 05/01/03 ..........      105,000,000
                                              ---------------
                                                  259,845,486
                                              ---------------

                                                   MARKET
  PAR VALUE                                        VALUE
 ----------                                        -------

               FINANCIAL SERVICES - 13.17%
               Bear Stearns
$  45,000,000    1.240%, 05/08/03 ..........  $    44,989,150
   55,000,000    1.250%, 05/28/03 ..........       54,948,437
   25,000,000  General Electric Capital
                 1.240%, 09/25/03 ..........       24,873,417
   55,000,000  Goldman Sachs
                 1.250%, 05/12/03 ..........       54,978,993
               Morgan Stanley
   55,000,000    1.260%, 05/16/03 ..........       54,971,125
   50,000,000    1.260%, 05/19/03 ..........       49,968,500
   45,000,000  Transamerica Finance
                 1.250%, 05/08/03 ..........       44,989,063
                                              ---------------
                                                  329,718,685
                                              ---------------

               INSURANCE - 0.99%
   25,000,000  ING (US) Funding
                 1.240%, 10/23/03 ..........       24,849,306
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $1,007,202,101) .....    1,007,202,101
                                              ---------------

CERTIFICATES OF DEPOSIT - 39.43%

               BANKS - 39.43%
   32,000,000  Australia New Zealand Bank (NY)
                 2.505%, 05/02/03 ..........       32,000,004
               Bank of America
   17,000,000    2.500%, 05/01/03 ..........       17,000,000
   34,000,000    1.240%, 10/30/03 ..........       34,000,000
               Bank of New York
   10,000,000    2.570%, 05/13/03 ..........        9,999,951
   35,000,000    1.270%, 07/21/03 ..........       35,001,562
               Barclays Bank (NY)
   40,000,000    1.270%, 05/07/03 ..........       40,000,066
   34,000,000    1.240%, 11/03/03 ..........       34,000,000
   45,000,000  Bayerische Landesbank
                 Girozentrale (NY)
                 1.770%, 06/23/03 ..........       45,007,107
               Canadian Imperial Bank (NY)
   20,000,000    1.350%, 06/10/03 ..........       20,001,082
   35,000,000    1.290%, 08/11/03 ..........       35,002,956
               Danske Bank
   50,000,000    1.200%, 07/07/03 ..........       50,000,000
   35,000,000    1.220%, 07/10/03 ..........       35,000,679
   55,000,000  Deutsche Bank (NY)
                 1.300%, 06/09/03 ..........       55,000,000
               Halifax Bank of Scotland (NY)
   20,000,000    1.260%, 05/12/03 ..........       20,000,000
   35,000,000    1.260%, 05/30/03 ..........       35,000,000
   34,000,000  Harris Trust & Savings
                 1.220%, 07/28/03 ..........       34,000,000
               J.P. Morgan Chase
   30,000,000    1.300%, 07/09/03 ..........       30,000,000
   50,000,000    1.260%, 08/11/03 ..........       50,009,575
   50,000,000  Lloyds TSB Bank (NY)
                 1.250%, 07/28/03 ..........       49,999,931
   25,000,000  National City Bank
                 1.810%, 08/25/03 ..........       25,000,793
   35,000,000  Nordea (NY)
                 1.240%, 10/16/03 ..........       35,000,000
               Rabobank Nederland (NY)
   15,000,000    1.845%, 09/19/03 ..........       15,000,288
   38,000,000    1.200%, 09/29/03 ..........       37,999,087
   35,000,000  Regions Bank
                 1.300%, 06/17/03 ..........       35,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)- CONTINUED
--------------------------------------------------------------------------------

                                                   MARKET
  PAR VALUE                                         VALUE
 ----------                                        -------

               BANKS (CONTINUED)
               Toronto Dominion Bank (NY)
$  25,000,000    1.320%, 05/02/03 ..........  $    25,000,007
   35,000,000    1.350%, 06/12/03 ..........       35,000,000
   35,000,000    1.200%, 07/24/03 ..........       35,000,000
   50,000,000  Wells Fargo Bank
                 1.240%, 06/05/03 ..........       49,999,996
   33,000,000  West Deutsche Landesbank (NY)
                 1.300%, 07/14/03 ..........       33,000,000

                                              ---------------
                                                  987,023,084
                                              ---------------

               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $987,023,084) .......      987,023,084
                                              ---------------

GIC WITHIN FUNDING AGREEMENTS - 7.19%

   40,000,000  Allstate Life Insurance
                 Funding Agreement GIC
                 1.470%, 03/01/04 ..........       40,000,000
   40,000,000  Metropolitan Life Insurance
                 Funding Agreement GIC
                 1.388%, 02/02/04 ..........       40,000,000
   60,000,000  New York Life Insurance
                 Funding Agreement GIC
                 1.378%, 10/02/03 ..........       60,000,000
   40,000,000  Travelers Insurance
                 Funding Agreement GIC
                 1.400%, 12/22/03 ..........       40,000,000
                                              ---------------

               TOTAL GIC WITHIN FUNDING AGREEMENTS
                 (Cost $180,000,000) .......      180,000,000
                                              ---------------

U.S. GOVERNMENT AGENCY  OBLIGATIONS - 4.11%

               FEDERAL FARM CREDIT BANK - 0.40%
   10,000,000    1.800%, 11/03/03 ..........       10,029,809
                                              ---------------

               FEDERAL HOME LOAN BANK - 2.42%
   18,550,000    6.875%, 08/15/03 ..........       18,841,946
   12,000,000    2.500%, 11/14/03 ..........       12,080,028
   30,000,000    1.230%, 11/18/03 (C) ......       29,793,975
                                              ---------------
                                                   60,715,949
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 1.29%
   31,980,000    3.500%, 09/15/03 ..........       32,230,014
                                              ---------------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $102,975,772) .......      102,975,772
                                              ---------------

TIME DEPOSIT - 3.20%

   80,000,000  National City Bank
                 1.281%, 05/01/03 ..........       80,000,000
                                              ---------------

               TOTAL TIME DEPOSIT
                 (Cost $80,000,000) ........       80,000,000
                                              ---------------


                                                   MARKET
  PAR VALUE                                         VALUE
 ----------                                        ------

CORPORATE NOTES - 2.84%

$  25,000,000  Bank One, MTN, Series B
                 1.565%, 09/11/03 (D) ......  $    25,024,842
   12,405,000  General Electric Capital, MTN,
                 Series A
                 6.750%, 09/11/03 ..........       12,620,504
   25,045,000  International Lease Finance, MTN,
                 Series K
                 5.220%, 05/01/03 ..........       25,045,000
    8,420,000  Wells Fargo Bank, MTN, Series C
                 4.250%, 08/15/03 ..........        8,487,637
                                              ---------------

               TOTAL CORPORATE NOTES
                 (Cost $71,177,983) ........       71,177,983
                                              ---------------

BANK NOTE - 1.20%

   30,000,000  U.S. Bank
                 1.310%, 07/07/03 ..........       30,000,277
                                              ---------------

               TOTAL BANK NOTE
                 (Cost $30,000,277) ........       30,000,277
                                              ---------------

REPURCHASE AGREEMENT - 2.05%

   51,300,519  J.P. Morgan Chase, 1.280%,
                 dated 04/30/03, matures 05/01/03,
                 repurchase price $51,302,343
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $52,327,251) .......       51,300,519
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $51,300,519) ........       51,300,519
                                              ---------------

TOTAL INVESTMENTS - 100.26%
   (Cost $2,509,679,736)* ..................    2,509,679,736
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.26)% .       (6,514,133)
                                              ---------------
NET ASSETS - 100.00% .......................  $ 2,503,165,603
                                              ===============

------------------------------------
* At April 30, 2003, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2003, these securities amounted to $352,798,346 or 14.10% of net assets.
(C) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
(D) Variable rate note. The interest rate shown reflects the rate in effect at April 30, 2003.

  (DE)  Delaware
  (NY)  New York

   GIC  Guaranteed Investment Contract
   MTN  Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                            INSTITUTIONAL PRIME
                                                               MONEY MARKET
                                                                   FUND
                                                            ----------------
ASSETS:
Investments:
        Investments at cost .............................   $  2,458,379,217
        Repurchase agreement ............................         51,300,519
                                                            ----------------
          Total investments at value ....................      2,509,679,736
Receivables:
        Interest ........................................          5,641,571
        Fund shares sold ................................            383,500
Other assets ............................................             81,338
                                                            ----------------
          Total assets ..................................      2,515,786,145
                                                            ----------------

LIABILITIES:
Payables:
        Due to custodian ................................              3,868
        Dividend distribution ...........................          2,085,578
        Investments purchased ...........................         10,000,000
        Fund shares redeemed ............................                 61
        Due to Adviser ..................................            216,759
        Administration fee ..............................            113,527
        Shareholder service fees ........................             14,009
        Trustees fees ...................................             16,305
Accrued expenses and other payables .....................            170,435
                                                            ----------------
          Total liabilities .............................         12,620,542
                                                            ----------------
NET ASSETS ..............................................   $  2,503,165,603
                                                            ================

NET ASSETS CONSIST OF:
    Paid in capital .....................................   $  2,503,199,841
    Accumulated net realized loss on investments ........            (34,238)
                                                            ----------------
        TOTAL NET ASSETS ................................   $  2,503,165,603
                                                            ================
CLASS Y:
    Net Assets ..........................................   $  2,435,762,961
    Shares of beneficial interest outstanding ...........      2,435,762,987
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................   $           1.00
                                                            ================
CLASS YS:
    Net Assets ..........................................   $     67,402,642
    Shares of beneficial interest outstanding ...........         67,407,821
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................   $           1.00
                                                            ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL PRIME
                                                                MONEY MARKET
                                                                    FUND
                                                              ----------------
INVESTMENT INCOME:
     Interest ............................................... $     18,795,899
                                                              ----------------
      Total investment income ...............................       18,795,899
                                                              ----------------
EXPENSES:
     Investment advisory fees ...............................        1,303,583
     Shareholder service fees(a) ............................           86,957
     Transfer agent fees ....................................           28,101
     Administration fees ....................................          680,299
     Registration expenses ..................................           39,005
     Custodian fees .........................................           89,288
     Professional fees ......................................           75,341
     Trustees fees ..........................................           42,779
     Other expenses .........................................           91,677
                                                              ----------------
      Net expenses ..........................................        2,437,030
                                                              ----------------
NET INVESTMENT INCOME .......................................       16,358,869
                                                              ----------------
     NET INCREASE IN NET ASSETS FROM OPERATIONS ............. $     16,358,869
                                                              ================

--------------------------------
 (a) Shareholder service fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL PRIME MONEY MARKET FUND
                                                               -----------------------------------
                                                               SIX MONTHS ENDED
                                                                APRIL 30, 2003       YEAR ENDED
                                                                  (UNAUDITED)     OCTOBER 31, 2002
                                                               ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...........................  $  2,268,472,819   $  1,743,112,845
                                                               ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...................................        16,358,869         35,351,625
                                                               ----------------   ----------------
    Net increase in net assets from operations ..............        16,358,869         35,351,625
                                                               ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class Y ..............................................       (15,986,549)       (33,779,765)
       Class YS .............................................          (374,191)        (1,571,860)
                                                               ----------------   ----------------
       Total distributions ..................................       (16,360,740)       (35,351,625)
                                                               ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class Y ..............................................     4,766,328,620      6,148,819,177
       Class YS .............................................        91,544,604        143,293,085
    Proceeds from reinvestment of distributions:
       Class Y ..............................................         2,844,256          7,006,660
       Class YS .............................................           108,534            193,730
    Cost of shares redeemed:
       Class Y ..............................................    (4,522,713,021)    (5,716,087,831)
       Class YS .............................................      (103,418,338)      (329,378,303)
    Issued due to merger (Note A)
       Class Y ..............................................                --         98,465,020
       Class YS .............................................                --        173,048,436
                                                               ----------------   ----------------
          Net increase from capital share transactions ......       234,694,655        525,359,974
                                                               ----------------   ----------------
          Total increase in net assets ......................       234,692,784        525,359,974
                                                               ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..............  $  2,503,165,603   $  2,268,472,819
                                                               ================   ================
    (A) Undistributed net investment income .................  $             --   $          1,871
                                                               ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class Y:
       Sold .................................................     4,766,328,620      6,148,819,177
       Proceeds from reinvestment of distributions ..........         2,844,256          7,006,660
       Redeemed .............................................    (4,522,713,021)    (5,716,087,831)
       Issued due to merger (Note A) ........................                --         98,461,494
    Class YS:
       Sold .................................................        91,544,604        143,293,085
       Proceeds from reinvestment of distributions ..........           108,534            193,730
       Redeemed .............................................      (103,418,338)      (329,378,303)
       Issued due to merger (Note A) ........................                --        173,055,266
                                                               ----------------   ----------------
          Net increase in shares outstanding ................       234,694,655        525,363,278
                                                               ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


CLASS Y

                                                         SIX MONTHS
                                                            ENDED          YEAR        TEN MONTHS        YEAR          PERIOD
                                                           4/30/03         ENDED          ENDED          ENDED          ENDED
                                                         (UNAUDITED)     10/31/02       10/31/01       12/31/00       12/31/99(a)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period .................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...........................          0.01           0.02           0.04           0.06           0.00(b)
                                                        ------------   ------------   ------------   ------------   ------------
     Less distributions from net investment income ...         (0.01)         (0.02)         (0.04)         (0.06)          0.00(b)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period .......................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ============   ============   ============   ============   ============
TOTAL RETURN .........................................          0.63%(c)       1.84%          3.73%(c)       6.32%          0.05%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..............  $  2,435,763   $  2,189,305   $  1,651,104   $  1,445,394   $      5,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .....          0.18%          0.18%          0.19%          0.20%          3.39%
     After reimbursement of expenses by Adviser ......          0.18%          0.18%          0.19%          0.20%          0.20%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .....          1.26%          1.80%          4.37%          6.46%          1.22%
     After reimbursement of expenses by Adviser ......          1.26%          1.80%          4.37%          6.46%          4.40%




CLASS YS
                                                                        SIX MONTHS
                                                                           ENDED          YEAR        TEN MONTHS       PERIOD
                                                                          4/30/03         ENDED          ENDED          ENDED
                                                                        (UNAUDITED)     10/31/02       10/31/01      12/31/00(d)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ...............................   $       1.00   $       1.00   $       1.00   $       1.00
                                                                       ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .........................................           0.01           0.02           0.03           0.03
                                                                       ------------   ------------   ------------   ------------
     Less distributions from net investment income .................          (0.01)         (0.02)         (0.03)         (0.03)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, End of Period .....................................   $       1.00   $       1.00   $       1.00   $       1.00
                                                                       ============   ============   ============   ============
TOTAL RETURN .......................................................           0.51%(c)       1.59%          3.52%(c)       3.20%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $     67,403   $     79,168   $     92,009   $     71,609
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ...................           0.43%          0.43%          0.44%          0.45%
     After reimbursement of expenses by Adviser ....................           0.43%          0.43%          0.44%          0.45%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ...................           1.01%          1.55%          4.12%          6.23%
     After reimbursement of expenses by Adviser ....................           1.01%          1.55%          4.12%          6.23%

---------------------------------------
(a) ABN AMRO Institutional Prime Money Market Fund -- Class Y commenced investment operations on December 28, 1999.
(b) Represents less than $0.005 per share.
(c) Not Annualized.
(d) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and operates as an open-end management investment company that is comprised of 27 separate portfolios.

Three Funds of the Trust are included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund"), ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund (the "Funds"). ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not yet commenced operations as of April 30, 2003.

FUND ACQUISITION

On June 10, 2002, the Fund acquired all of the net assets of Independence One Prime Money Market Fund, a portfolio of the Independence One Mutual Funds ("Acquired Fund") pursuant to a plan of reorganization approved by the Board of Trustees on December 21, 2001. The acquisition was accomplished by a tax-free exchange of shares, as shareholders of the Acquired Fund exchanged their shares at net asset value for shares of the Fund. Accordingly, approximately 98,461,494 Class Y shares and 173,055,266 Class K shares of the Acquired Fund (valued at $98,465,020 and $173,048,436, respectively) were exchanged for 98,461,494 Class Y shares and 173,055,266 Class YS shares of the Fund.

The net assets of the Acquired Fund were combined with the net assets of the Fund on the acquisition date and included no unrealized appreciation or depreciation on investments and $34,238 in a capital loss carryforward. The aggregate net assets of the Fund immediately before and after the acquisition were $2,018,053,667 and $2,289,567,123, respectively.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of repurchase agreements and guaranteed investment contracts ("GICs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Repurchase agreements are valued at cost and GICs are valued at cost plus accrued interest, which approximate fair value.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser"), subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Fund has elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                           AMOUNT           EXPIRATION DATE
                           ------           ---------------
                         $33,848                   2005
                             244                   2007
                             146                   2008

(5) MULTI-CLASS OPERATIONS: Each class offered by the Fund has equal rights as to assets. Income, non-class specific

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and generally relate to shareholder service fees and reports to shareholder expense.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the year ended October
31, 2002 and the ten months ended October 31, 2001 were $36,433,624 and $67,175,136, respectively.

As of October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

                        CAPITAL LOSS         UNDISTRIBUTED
                        CARRYFORWARD        ORDINARY INCOME
                        ------------        ---------------
                         $(34,238)            $2,416,945

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets. The Adviser is contractually obligated to waive management fees and/or reimburse expenses to maintain total annual operating expenses through September 30, 2003 at 0.20% for Class Y shares and 0.45% for Class YS shares.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Fund with various administrative services. Under terms of the administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the Fund. The fee arrangements are as follows:

  ADMINISTRATION                         CUSTODY
       FEES                            LIAISON FEES
  AT TRUST LEVEL     ANNUAL RATE       AT FUND LEVEL       ANNUAL RATE
  --------------     -----------       -------------      ------------
First $2 billion       0.060%       First $100 million        $10,000
$2 billion to                       $100 million to
  $12.5 billion        0.050           $500 million            15,000
Over $12.5 billion     0.045        Over $500 million          20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Fund. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS OF TRUST             ANNUAL RATE
---------------------------------             -----------
First $2 billion                                 0.045%
$2 billion to $3 billion                         0.040
$3 billion to $8 billion                         0.030
$8 billion to $12 billion                        0.025
Over $12 billion                                 0.020

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year.

NOTE (F) CREDIT AGREEMENT: The Trust's line of credit agreement with J.P. Morgan Chase & Co. was terminated on February 18, 2003. On March 20, 2003, the Trust entered into a credit agreement with The Bank of Nova Scotia which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility and the interest rate of outstanding loans is equivalent to the Federal Funds Rate or LIBO Rate, as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2003, there were no borrowings outstanding against the line of credit.

SHAREHOLDER VOTING RESULTS: A meeting of the shareholders of the Fund was held on December 13, 2002 and adjourned due to a lack of quorum to January 10, 2003 for the purpose of approving a proposal to increase the advisory fee rate paid by the Fund to the Adviser from 0.10% to 0.12%. A quorum was not present on January 10, 2003 and the shareholder meeting was adjourned sine die.

SUBSEQUENT EVENTS: Effective May 19, 2003, PFPC Trust Company replaced J.P. Morgan Chase & Co. as Custodian of the Trust's assets on behalf of the Funds.

                     This page is left blank intentionally.

ABN AMRO FUNDS

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma**

  *NON-INTERESTED TRUSTEE
  **ADVISORY TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205

  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT AUDITORS

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABSEM 03 3

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                            Kenneth C. Anderson, President
                            (principal executive officer)

Date                       JUNE 30, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date                       JUNE 30, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                           Gerald Dillenburg, Senior Vice President,
                           Secretary &Treasurer
                           (principal financial officer)

Date                       JUNE 30, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.